Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q3PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 42
Franklin Global Real Estate VIP Fund 46
Franklin Growth and Income VIP Fund 49
Franklin Income VIP Fund 54
Franklin Large Cap Growth VIP Fund 66
Franklin Mutual Global Discovery VIP Fund 69
Franklin Mutual Shares VIP Fund 74
Franklin Rising Dividends VIP Fund 79
Franklin Small Cap Value VIP Fund 82
Franklin Small-Mid Cap Growth VIP Fund 86
Franklin Strategic Income VIP Fund 91
Franklin U.S. Government Securities VIP Fund 118
Franklin VolSmart Allocation VIP Fund 122
Templeton Developing Markets VIP Fund 131
Templeton Foreign VIP Fund 135
Templeton Global Bond VIP Fund 138
Templeton Growth VIP Fund 144
Notes to Schedules of Investments 147

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.1%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 39,298 $ 477,504
BWX Technologies, Inc. ................................ United States 3,401 255,007
Dassault Aviation SA ................................... France 3,433 646,575
Lockheed Martin Corp. ................................. United States 1,909 780,705
MTU Aero Engines AG ................................. Germany 4,750 860,230
Northrop Grumman Corp. ............................... United States 4,582 2,016,950
a
Rolls-Royce Holdings plc ............................... United Kingdom 278,813 746,986
RTX Corp. .......................................... United States 23,848 1,716,340
7,500,297
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. ............................ United States 856 73,727
Deutsche Post AG ..................................... Germany 977 39,641
DSV A/S ............................................ Denmark 6,231 1,161,064
Expeditors International of Washington, Inc. ................. United States 3,071 352,029
Nippon Express Holdings, Inc. ............................ Japan 1,900 99,145
United Parcel Service, Inc., B ............................ United States 10,540 1,642,870
3,368,476
Automobile Components 0.5%
a
Aptiv plc ............................................ United States 4,150 409,149
Bridgestone Corp. ..................................... Japan 2,300 89,629
Continental AG ....................................... Germany 10,574 742,917
a
Forvia SE ........................................... France 38,044 782,660
Valeo SE ............................................ France 29,772 510,862
2,535,217
Automobiles 0.9%
Bayerische Motoren Werke AG ........................... Germany 4,530 460,078
General Motors Co. .................................... United States 20,017 659,961
Honda Motor Co. Ltd. .................................. Japan 75,000 843,755
Mazda Motor Corp. .................................... Japan 14,500 164,646
Stellantis NV ......................................... United States 29,402 562,975
a
Tesla, Inc. ........................................... United States 6,582 1,646,948
Thor Industries, Inc. ................................... United States 965 91,800
Toyota Motor Corp. .................................... Japan 17,500 313,966
4,744,129
Banks 3.1%
b
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 11,271 159,281
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 71,892 581,789
Bank of America Corp. ................................. United States 65,958 1,805,930
Citigroup, Inc. ........................................ United States 18,093 744,165
Credit Agricole SA ..................................... France 34,258 421,176
Erste Group Bank AG .................................. Austria 5,502 190,013
First Citizens BancShares, Inc., A ......................... United States 202 278,780
HDFC Bank Ltd. ...................................... India 35,138 644,476
ING Groep NV ....................................... Netherlands 60,935 803,089
JPMorgan Chase & Co. ................................. United States 28,384 4,116,248
Kasikornbank PCL .................................... Thailand 106,592 366,030
KB Financial Group, Inc. ................................ South Korea 15,574 633,762
Lloyds Banking Group plc ............................... United Kingdom 1,920,406 1,031,931
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 13,700 116,100
NatWest Group plc .................................... United Kingdom 83,433 238,645
Shinhan Financial Group Co. Ltd. ......................... South Korea 21,406 562,078
Standard Chartered plc ................................. United Kingdom 160,153 1,472,892
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 11,500 564,969
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 82,200 809,670

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
UniCredit SpA ........................................ Italy 23,080 $ 549,887
US Bancorp ......................................... United States 22,340 738,560
16,829,471
Beverages 0.9%
Brown-Forman Corp., B ................................ United States 3,858 222,568
Carlsberg A/S, B ...................................... Denmark 445 56,107
Coca-Cola HBC AG ................................... Italy 5,939 162,381
Constellation Brands, Inc., A ............................. United States 1,404 352,867
Molson Coors Beverage Co., B ........................... United States 3,498 222,438
a
Monster Beverage Corp. ................................ United States 24,775 1,311,836
PepsiCo, Inc. ........................................ United States 13,483 2,284,560
Pernod Ricard SA ..................................... France 1,639 272,864
4,885,621
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 1,479 220,460
Amgen, Inc. ......................................... United States 3,716 998,712
a
Biogen, Inc. ......................................... United States 2,863 735,820
CSL Ltd. ............................................ United States 6,798 1,095,093
a
Exelixis, Inc. ......................................... United States 5,932 129,614
a
Genmab A/S ......................................... Denmark 2,900 1,026,725
Gilead Sciences, Inc. .................................. United States 12,434 931,804
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,186 976,030
a
Vertex Pharmaceuticals, Inc. ............................. United States 2,655 923,250
7,037,508
Broadline Retail 1.8%
a
Alibaba Group Holding Ltd. .............................. China 79,593 862,990
a
Amazon.com, Inc. ..................................... United States 51,729 6,575,790
a
MercadoLibre, Inc. .................................... Brazil 870 1,103,056
Next plc ............................................ United Kingdom 3,347 296,827
a
Prosus NV .......................................... China 22,641 667,109
Seria Co. Ltd. ........................................ Japan 12,248 180,302
Wesfarmers Ltd. ...................................... Australia 2,071 70,085
9,756,159
Building Products 0.4%
Allegion plc .......................................... United States 1,357 141,399
a
Builders FirstSource, Inc. ............................... United States 2,519 313,590
Cie de Saint-Gobain SA ................................ France 8,139 487,100
Kingspan Group plc ................................... Ireland 3,022 225,682
Owens Corning ....................................... United States 1,687 230,124
Trane Technologies plc ................................. United States 2,656 538,929
1,936,824
Capital Markets 1.9%
3i Group plc ......................................... United Kingdom 19,757 497,256
Affiliated Managers Group, Inc. ........................... United States 603 78,595
BlackRock, Inc. ....................................... United States 347 224,332
Blackstone, Inc. ...................................... United States 2,280 244,279
Charles Schwab Corp. (The) ............................. United States 41,432 2,274,617
Deutsche Bank AG .................................... Germany 43,579 478,923
Deutsche Boerse AG ................................... Germany 6,967 1,203,122
Evercore, Inc., A ...................................... United States 644 88,795
Intercontinental Exchange, Inc. ........................... United States 3,555 391,121
Intermediate Capital Group plc ........................... United Kingdom 60,000 1,007,045

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Jefferies Financial Group, Inc. ............................ United States 2,175 $ 79,670
LPL Financial Holdings, Inc. ............................. United States 325 77,236
Macquarie Group Ltd. .................................. Australia 8,900 953,010
MarketAxess Holdings, Inc. .............................. United States 749 160,016
MSCI, Inc., A ......................................... United States 140 71,831
Nomura Holdings, Inc. .................................. Japan 14,700 58,867
Partners Group Holding AG .............................. Switzerland 245 275,021
S&P Global, Inc. ...................................... United States 3,003 1,097,326
SEI Investments Co. ................................... United States 1,856 111,787
Singapore Exchange Ltd. ............................... Singapore 6,900 49,081
State Street Corp. ..................................... United States 4,265 285,585
T Rowe Price Group, Inc. ............................... United States 768 80,540
Tradeweb Markets, Inc., A ............................... United States 3,100 248,620
10,036,675
Chemicals 1.7%
Air Liquide SA ........................................ France 1,192 200,761
Air Products and Chemicals, Inc. .......................... United States 8,504 2,410,034
BASF SE ........................................... Germany 1,553 70,293
CF Industries Holdings, Inc. ............................. United States 3,716 318,610
a,b
Covestro AG, 144A, Reg S .............................. Germany 10,630 571,601
DSM-Firmenich AG .................................... Switzerland 7,500 633,741
Ecolab, Inc. .......................................... United States 1,621 274,597
ICL Group Ltd. ....................................... Israel 17,169 94,826
Linde plc ............................................ United States 2,179 811,351
LyondellBasell Industries NV, A ........................... United States 770 72,919
Mosaic Co. (The) ..................................... United States 3,256 115,914
Nitto Denko Corp. ..................................... Japan 3,600 236,079
OCI NV ............................................. Netherlands 2,826 78,579
Sherwin-Williams Co. (The) .............................. United States 6,720 1,713,936
Shin-Etsu Chemical Co. Ltd. ............................. Japan 11,900 345,655
Sika AG ............................................ Switzerland 3,400 861,380
Solvay SA ........................................... Belgium 1,999 220,898
9,031,174
Commercial Services & Supplies 0.1%
Brambles Ltd. ........................................ Australia 4,749 43,623
a
Copart, Inc. .......................................... United States 1,679 72,348
Dai Nippon Printing Co. Ltd. ............................. Japan 1,500 39,029
Republic Services, Inc., A ............................... United States 1,600 228,016
383,016
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 20,842 1,120,466
a
F5, Inc. ............................................. United States 471 75,897
Motorola Solutions, Inc. ................................. United States 7,315 1,991,436
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 15,593 75,966
3,263,765
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA .............. Spain 5,627 202,279
Eiffage SA ........................................... France 788 74,792
EMCOR Group, Inc. ................................... United States 871 183,250
460,321
Construction Materials 0.4%
CRH plc ............................................ United States 15,569 858,313

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. ............................ United States 3,168 $ 1,300,401
2,158,714
Consumer Finance 0.4%
American Express Co. ................................. United States 12,490 1,863,383
Synchrony Financial ................................... United States 8,622 263,575
2,126,958
Consumer Staples Distribution & Retail 0.5%
Carrefour SA ......................................... France 3,892 66,842
Casey's General Stores, Inc. ............................. United States 315 85,529
Costco Wholesale Corp. ................................ United States 200 112,992
Jeronimo Martins SGPS SA ............................. Portugal 3,290 73,884
Koninklijke Ahold Delhaize NV ............................ Netherlands 15,387 463,737
Kroger Co. (The) ...................................... United States 13,143 588,149
MatsukiyoCocokara & Co. ............................... Japan 2,100 37,619
Target Corp. ......................................... United States 3,010 332,816
Walmart, Inc. ........................................ United States 7,329 1,172,127
2,933,695
Containers & Packaging 0.3%
Packaging Corp. of America ............................. United States 956 146,794
SIG Group AG ....................................... Switzerland 34,000 837,558
Smurfit Kappa Group plc ................................ Ireland 20,045 665,859
1,650,211
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ....................................... United States 2,272 97,832
Pearson plc ......................................... United Kingdom 4,548 47,981
145,813
Diversified REITs 0.0%
†
Stockland ........................................... Australia 44,001 110,116
Diversified Telecommunication Services 0.1%
Deutsche Telekom AG .................................. Germany 7,035 147,565
Swisscom AG ........................................ Switzerland 650 385,942
Telenor ASA ......................................... Norway 18,708 212,141
745,648
Electric Utilities 0.6%
American Electric Power Co., Inc. ......................... United States 999 75,145
BKW AG ............................................ Switzerland 571 100,514
Chubu Electric Power Co., Inc. ........................... Japan 17,300 220,234
Edison International ................................... United States 23,863 1,510,289
Endesa SA .......................................... Spain 7,398 150,553
Evergy, Inc. .......................................... United States 1,439 72,957
NextEra Energy, Inc. ................................... United States 11,262 645,200
Origin Energy Ltd. ..................................... Australia 14,042 79,064
a
PG&E Corp. ......................................... United States 17,704 285,566
3,139,522
Electrical Equipment 0.6%
ABB Ltd. ............................................ Switzerland 4,858 173,388
Acuity Brands, Inc. .................................... United States 470 80,046
AMETEK, Inc. ........................................ United States 1,547 228,585
Eaton Corp. plc ....................................... United States 5,105 1,088,794
Hubbell, Inc., B ....................................... United States 1,019 319,365

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Mitsubishi Electric Corp. ................................ Japan 11,800 $ 145,788
nVent Electric plc ..................................... United States 2,935 155,526
Prysmian SpA ........................................ Italy 6,595 264,699
Schneider Electric SE .................................. United States 1,622 267,280
Vertiv Holdings Co., A .................................. United States 18,413 684,963
3,408,434
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., A .................................... United States 7,894 663,017
a
Arrow Electronics, Inc. ................................. United States 1,046 131,001
Ibiden Co. Ltd. ....................................... Japan 1,200 63,651
Jabil, Inc. ........................................... United States 2,381 302,125
Keyence Corp. ....................................... Japan 400 147,935
National Instruments Corp. .............................. United States 1,268 75,598
TE Connectivity Ltd. ................................... United States 16,638 2,055,292
Vontier Corp. ......................................... United States 2,520 77,919
Yokogawa Electric Corp. ................................ Japan 6,100 117,738
3,634,276
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 47,220 619,027
TechnipFMC plc ...................................... United Kingdom 4,091 83,211
a
Tecnicas Reunidas SA ................................. Spain 26,673 259,940
962,178
Entertainment 0.6%
Activision Blizzard, Inc. ................................. United States 825 77,245
Capcom Co. Ltd. ...................................... Japan 4,900 176,365
CTS Eventim AG & Co. KGaA ............................ Germany 17,500 993,316
Electronic Arts, Inc. .................................... United States 5,203 626,441
a
Netflix, Inc. .......................................... United States 3,767 1,422,419
a
ROBLOX Corp., A ..................................... United States 3,300 95,568
Square Enix Holdings Co. Ltd. ............................ Japan 1,500 51,400
3,442,754
Financial Services 2.0%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 555 411,477
a
Berkshire Hathaway, Inc., B .............................. United States 6,334 2,218,800
Eurazeo SE ......................................... France 1,190 70,808
EXOR NV ........................................... Netherlands 8,110 717,285
Industrivarden AB, A ................................... Sweden 3,549 93,586
Investor AB, B ........................................ Sweden 4,734 90,631
Mastercard, Inc., A .................................... United States 4,510 1,785,554
MGIC Investment Corp. ................................. United States 5,370 89,625
a
Paymentus Holdings, Inc., A ............................. United States 2,600 43,160
a
PayPal Holdings, Inc. .................................. United States 7,455 435,819
Visa, Inc., A .......................................... United States 21,407 4,923,824
Washington H Soul Pattinson & Co. Ltd. .................... Australia 4,722 98,496
Western Union Co. (The) ................................ United States 6,732 88,728
11,067,793
Food Products 0.3%
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 4 44,448
Danone SA .......................................... France 1,037 57,196
Flowers Foods, Inc. .................................... United States 3,349 74,281
Hershey Co. (The) .................................... United States 2,839 568,027
Lamb Weston Holdings, Inc. ............................. United States 1,232 113,911

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Nestle SA ........................................... United States 5,696 $ 644,729
Nissin Foods Holdings Co. Ltd. ........................... Japan 1,600 132,953
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 164,500 86,105
1,721,650
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 730 77,329
Tokyo Gas Co. Ltd. .................................... Japan 10,300 233,536
310,865
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd. ......................... Canada 3,860 287,223
JB Hunt Transport Services, Inc. .......................... United States 1,150 216,798
Keisei Electric Railway Co. Ltd. ........................... Japan 2,900 100,454
Landstar System, Inc. .................................. United States 667 118,019
Ryder System, Inc. .................................... United States 833 89,089
a
Saia, Inc. ........................................... United States 496 197,730
a
Uber Technologies, Inc. ................................. United States 17,632 810,896
Union Pacific Corp. .................................... United States 6,455 1,314,432
a
XPO, Inc. ........................................... United States 1,135 84,739
3,219,380
Health Care Equipment & Supplies 2.0%
Abbott Laboratories .................................... United States 2,111 204,450
Alcon, Inc., (CHF Traded) ............................... Switzerland 14,500 1,118,867
Alcon, Inc., (USD Traded) ............................... Switzerland 8,392 646,687
Asahi Intecc Co. Ltd. ................................... Japan 56,000 1,004,023
Becton Dickinson & Co. ................................. United States 6,528 1,687,684
BioMerieux .......................................... France 1,023 98,961
a
Boston Scientific Corp. ................................. United States 15,791 833,765
Cochlear Ltd. ........................................ Australia 6,434 1,053,700
a
Demant A/S ......................................... Denmark 2,822 116,522
a
Dexcom, Inc. ......................................... United States 4,646 433,472
a
Edwards Lifesciences Corp. ............................. United States 2,730 189,134
a
Haemonetics Corp. .................................... United States 2,135 191,253
Hoya Corp. .......................................... Japan 1,300 133,147
a
IDEXX Laboratories, Inc. ................................ United States 200 87,454
a
Intuitive Surgical, Inc. .................................. United States 5,065 1,480,449
Olympus Corp. ....................................... Japan 13,100 170,089
a
Penumbra, Inc. ....................................... United States 290 70,154
Straumann Holding AG ................................. Switzerland 280 35,636
Stryker Corp. ........................................ United States 3,052 834,020
Teleflex, Inc. ......................................... United States 897 176,180
Zimmer Biomet Holdings, Inc. ............................ United States 644 72,270
10,637,917
Health Care Providers & Services 1.8%
Cardinal Health, Inc. ................................... United States 5,037 437,312
Elevance Health, Inc. .................................. United States 3,408 1,483,911
HCA Healthcare, Inc. ................................... United States 381 93,719
Humana, Inc. ........................................ United States 1,839 894,710
Laboratory Corp. of America Holdings ...................... United States 911 183,157
McKesson Corp. ...................................... United States 5,861 2,548,656
Sonic Healthcare Ltd. .................................. Australia 6,176 117,921
UnitedHealth Group, Inc. ................................ United States 7,953 4,009,823
9,769,209

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ......................... United States 2,434 $ 80,711
Health Care Technology 0.0%
†
M3, Inc. ............................................ Japan 2,100 38,093
a
Veeva Systems, Inc., A ................................. United States 700 142,415
180,508
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 1,000 137,210
Amadeus IT Group SA ................................. Spain 17,700 1,069,077
a
Booking Holdings, Inc. ................................. United States 379 1,168,817
Boyd Gaming Corp. ................................... United States 1,316 80,052
Compass Group plc ................................... United Kingdom 7,155 174,150
Domino's Pizza, Inc. ................................... United States 678 256,820
InterContinental Hotels Group plc ......................... United Kingdom 1,770 130,889
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 2,770 89,964
Las Vegas Sands Corp. ................................. United States 4,908 224,983
Lottery Corp. Ltd. (The) ................................. Australia 56,849 171,785
a
Royal Caribbean Cruises Ltd. ............................ United States 4,339 399,795
Zensho Holdings Co. Ltd. ............................... Japan 2,600 112,908
4,016,450
Household Durables 0.6%
Barratt Developments plc ............................... United Kingdom 102,491 549,474
Lennar Corp., A ....................................... United States 5,372 602,900
a
NVR, Inc. ........................................... United States 38 226,606
Panasonic Holdings Corp. ............................... Japan 26,300 296,878
Persimmon plc ....................................... United Kingdom 41,155 538,942
PulteGroup, Inc. ...................................... United States 4,640 343,592
Sekisui House Ltd. .................................... Japan 15,200 302,512
Sony Group Corp. ..................................... Japan 3,748 306,505
Toll Brothers, Inc. ..................................... United States 2,117 156,573
3,323,982
Household Products 0.1%
Clorox Co. (The) ...................................... United States 502 65,792
Colgate-Palmolive Co. ................................. United States 10,363 736,913
802,705
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 1,421 52,745
Vistra Corp. .......................................... United States 6,658 220,912
273,657
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd. .............................. United Kingdom 83,500 443,323
General Electric Co. ................................... United States 8,724 964,438
Hitachi Ltd. .......................................... Japan 5,100 316,097
Siemens AG ......................................... Germany 1,694 242,076
1,965,934
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. .......................... United States 2,286 108,791
Goodman Group ...................................... Australia 14,693 201,364
Prologis, Inc. ......................................... United States 981 110,078
420,233

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 1.5%
Ageas SA/NV ........................................ Belgium 2,557 $ 105,309
AIA Group Ltd. ....................................... Hong Kong 66,546 538,185
American International Group, Inc. ........................ United States 5,844 354,146
Assicurazioni Generali SpA .............................. Italy 8,375 170,946
AXA SA ............................................. France 1,460 43,315
Cincinnati Financial Corp. ............................... United States 1,466 149,957
Marsh & McLennan Cos., Inc. ............................ United States 9,627 1,832,018
Medibank Pvt Ltd. ..................................... Australia 40,737 89,905
MS&AD Insurance Group Holdings, Inc. .................... Japan 11,900 435,487
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 1,479 575,973
NN Group NV ........................................ Netherlands 4,132 132,458
Old Republic International Corp. .......................... United States 5,021 135,266
Primerica, Inc. ........................................ United States 630 122,226
Progressive Corp. (The) ................................ United States 9,448 1,316,106
Prudential plc, (GBP Traded) ............................. Hong Kong 32,576 350,142
Prudential plc, (HKD Traded) ............................. Hong Kong 7,350 78,678
RLI Corp. ........................................... United States 719 97,705
Travelers Cos., Inc. (The) ............................... United States 6,927 1,131,248
Unum Group ......................................... United States 3,515 172,903
Zurich Insurance Group AG .............................. Switzerland 229 104,775
7,936,748
Interactive Media & Services 1.9%
a
Alphabet, Inc., A ...................................... United States 28,925 3,785,125
a
Alphabet, Inc., C ...................................... United States 9,695 1,278,286
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 14,269 107,208
a
Meta Platforms, Inc., A ................................. United States 16,696 5,012,306
10,182,925
IT Services 0.7%
Amdocs Ltd. ......................................... United States 2,113 178,527
Cognizant Technology Solutions Corp., A .................... United States 1,917 129,858
a
DXC Technology Co. ................................... United States 24,824 517,084
a
Gartner, Inc. ......................................... United States 290 99,647
Keywords Studios plc .................................. Ireland 48,000 902,405
NEC Corp. .......................................... Japan 2,800 154,628
Otsuka Corp. ........................................ Japan 2,500 105,775
a
Shopify, Inc., A ....................................... Canada 17,200 938,604
a
Snowflake, Inc., A ..................................... United States 1,078 164,686
TIS, Inc. ............................................ Japan 5,100 112,149
a
VeriSign, Inc. ........................................ United States 1,766 357,668
3,661,031
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 4,200 85,433
Polaris, Inc. .......................................... United States 1,007 104,869
190,302
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. ............................... United States 3,185 356,147
Danaher Corp. ....................................... United States 3,138 778,538
a
Evotec SE ........................................... Germany 47,000 935,569
a
Illumina, Inc. ......................................... United States 1,446 198,507
a
Medpace Holdings, Inc. ................................. United States 435 105,326
a
Mettler-Toledo International, Inc. .......................... United States 1,037 1,149,069
a
QIAGEN NV ......................................... United States 5,990 241,683
Tecan Group AG ...................................... Switzerland 1,200 403,323
Thermo Fisher Scientific, Inc. ............................ United States 2,303 1,165,709

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........................ United States 889 $ 333,562
5,667,433
Machinery 1.3%
Allison Transmission Holdings, Inc. ........................ United States 1,679 99,162
Atlas Copco AB, A ..................................... Sweden 33,755 453,359
Atlas Copco AB, B ..................................... Sweden 9,073 106,110
Deere & Co. ......................................... United States 5,277 1,991,434
Dover Corp. ......................................... United States 1,100 153,461
Illinois Tool Works, Inc. ................................. United States 6,957 1,602,267
Ingersoll Rand, Inc. .................................... United States 4,826 307,513
Interroll Holding AG .................................... Switzerland 190 518,869
Komatsu Ltd. ........................................ Japan 13,500 364,123
Otis Worldwide Corp. .................................. United States 9,449 758,849
Rational AG ......................................... Germany 141 89,207
SKF AB, B .......................................... Sweden 9,439 156,704
Snap-on, Inc. ........................................ United States 1,026 261,691
Volvo AB, A .......................................... Sweden 2,478 51,460
Wartsila OYJ Abp ..................................... Finland 12,030 136,341
Xylem, Inc. .......................................... United States 2,400 218,472
7,269,022
Marine Transportation 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 86 152,191
Kuehne + Nagel International AG ......................... Switzerland 147 41,765
193,956
Media 0.9%
a
Ascential plc ......................................... United Kingdom 115,000 293,227
a
Charter Communications, Inc., A .......................... United States 3,507 1,542,449
Comcast Corp., A ..................................... United States 60,378 2,677,160
CyberAgent, Inc. ...................................... Japan 25,000 134,581
Fox Corp., A ......................................... United States 2,415 75,348
Hakuhodo DY Holdings, Inc. ............................. Japan 5,900 48,465
New York Times Co. (The), A ............................. United States 1,732 71,358
Publicis Groupe SA .................................... France 811 61,384
a
S4 Capital plc ........................................ United Kingdom 147,604 121,399
5,025,371
Metals & Mining 0.6%
ArcelorMittal SA ...................................... Luxembourg 14,182 355,045
BlueScope Steel Ltd. ................................... Australia 12,792 158,397
Fortescue Metals Group Ltd. ............................. Australia 21,150 281,126
Freeport-McMoRan, Inc. ................................ United States 9,890 368,798
JFE Holdings, Inc. ..................................... Japan 14,500 212,350
Nucor Corp. ......................................... United States 4,927 770,336
Pilbara Minerals Ltd. ................................... Australia 76,371 208,338
Reliance Steel & Aluminum Co. ........................... United States 1,093 286,617
Steel Dynamics, Inc. ................................... United States 3,285 352,218
Sumitomo Metal Mining Co. Ltd. .......................... Japan 14,365 421,859
voestalpine AG ....................................... Austria 2,915 79,358
3,494,442
Multi-Utilities 0.6%
Centrica plc ......................................... United Kingdom 151,788 285,476
Consolidated Edison, Inc. ............................... United States 6,641 568,005

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
Sempra ............................................. United States 35,574 $ 2,420,099
3,273,580
Oil, Gas & Consumable Fuels 2.8%
BP plc .............................................. United Kingdom 337,909 2,177,961
Cheniere Energy, Inc. .................................. United States 4,370 725,245
Chevron Corp. ....................................... United States 10,691 1,802,716
ConocoPhillips ....................................... United States 27,073 3,243,345
Coterra Energy, Inc. ................................... United States 2,762 74,712
Equinor ASA ......................................... Norway 13,484 441,857
Exxon Mobil Corp. ..................................... United States 4,793 563,561
Galp Energia SGPS SA, B .............................. Portugal 39,832 589,969
HF Sinclair Corp. ..................................... United States 2,547 145,001
Inpex Corp. .......................................... Japan 5,000 74,994
Marathon Oil Corp. .................................... United States 8,703 232,805
Marathon Petroleum Corp. .............................. United States 5,937 898,506
Phillips 66 ........................................... United States 3,781 454,287
Range Resources Corp. ................................ United States 4,097 132,784
Repsol SA ........................................... Spain 21,516 353,900
Shell plc ............................................ Netherlands 62,272 1,973,501
TotalEnergies SE ..................................... France 8,064 530,178
Valero Energy Corp. ................................... United States 6,369 902,551
15,317,873
Paper & Forest Products 0.0%
†
Mondi plc ........................................... Austria 5,963 99,466
Passenger Airlines 0.0%
†
a
Qantas Airways Ltd. ................................... Australia 11,730 38,829
Singapore Airlines Ltd. ................................. Singapore 8,800 41,507
a
United Airlines Holdings, Inc. ............................. United States 4,281 181,086
261,422
Personal Care Products 0.5%
Beiersdorf AG ........................................ Germany 2,731 352,253
Estee Lauder Cos., Inc. (The), A .......................... United States 3,190 461,115
Haleon plc, ADR ...................................... United States 124,280 1,035,252
L'Oreal SA .......................................... France 1,606 665,514
2,514,134
Pharmaceuticals 2.5%
AstraZeneca plc ...................................... United Kingdom 6,343 855,502
AstraZeneca plc, ADR .................................. United Kingdom 5,914 400,496
Bayer AG ........................................... Germany 16,443 789,628
a
Catalent, Inc. ........................................ United States 6,063 276,048
Daiichi Sankyo Co. Ltd. ................................. Japan 19,000 520,187
Eli Lilly & Co. ........................................ United States 4,085 2,194,176
GSK plc ............................................ United States 31,357 567,321
Ipsen SA ............................................ France 1,057 138,484
Johnson & Johnson ................................... United States 12,238 1,906,068
Merck & Co., Inc. ..................................... United States 18,208 1,874,514
Novartis AG ......................................... Switzerland 9,751 995,802
Novo Nordisk A/S, B ................................... Denmark 13,406 1,220,607
Orion OYJ, B ........................................ Finland 2,642 103,788
Otsuka Holdings Co. Ltd. ............................... Japan 10,300 365,715
Roche Holding AG .................................... United States 1,298 354,336
Sanofi SA ........................................... United States 2,242 240,724
Shionogi & Co. Ltd. .................................... Japan 1,000 44,606

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Zoetis, Inc., A ........................................ United States 3,571 $ 621,283
13,469,285
Professional Services 0.6%
Adecco Group AG ..................................... Switzerland 15,479 635,736
Automatic Data Processing, Inc. .......................... United States 187 44,988
Booz Allen Hamilton Holding Corp., A ...................... United States 661 72,228
Experian plc ......................................... United States 27,000 883,032
Paycom Software, Inc. ................................. United States 400 103,708
Randstad NV ........................................ Netherlands 2,992 165,288
RELX plc ........................................... United Kingdom 3,322 112,075
Robert Half, Inc. ...................................... United States 1,030 75,478
Science Applications International Corp. .................... United States 649 68,496
Verisk Analytics, Inc., A ................................. United States 3,527 833,219
Wolters Kluwer NV .................................... Netherlands 3,554 430,282
3,424,530
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ................................. Hong Kong 18,000 94,550
Daiwa House Industry Co. Ltd. ........................... Japan 8,400 225,458
Hulic Co. Ltd. ........................................ Japan 9,100 81,601
Nomura Real Estate Holdings, Inc. ........................ Japan 2,400 60,255
Swire Pacific Ltd., A ................................... Hong Kong 11,500 77,461
539,325
Retail REITs 0.0%
†
Brixmor Property Group, Inc. ............................. United States 5,393 112,067
Klepierre SA ......................................... France 4,552 111,453
223,520
Semiconductors & Semiconductor Equipment 3.9%
Advantest Corp. ...................................... Japan 14,400 401,680
a
ARM Holdings plc, ADR ................................ United States 1,400 74,928
ASM International NV .................................. Netherlands 96 40,087
ASML Holding NV ..................................... Netherlands 2,539 1,494,766
ASML Holding NV, ADR ................................ Netherlands 1,116 656,945
ASML Holding NV, NYRS ............................... Netherlands 970 571,000
BE Semiconductor Industries NV .......................... Netherlands 364 35,600
Broadcom, Inc. ....................................... United States 521 432,732
a
Cirrus Logic, Inc. ...................................... United States 992 73,368
Disco Corp. .......................................... Japan 2,700 498,858
Infineon Technologies AG ............................... Germany 25,235 835,763
Intel Corp. ........................................... United States 87,985 3,127,867
KLA Corp. ........................................... United States 1,132 519,203
Lam Research Corp. ................................... United States 2,755 1,726,751
a
Lattice Semiconductor Corp. ............................. United States 1,832 157,424
Monolithic Power Systems, Inc. ........................... United States 1,200 554,400
NVIDIA Corp. ........................................ United States 15,053 6,547,904
NXP Semiconductors NV ............................... China 4,596 918,832
a
ON Semiconductor Corp. ............................... United States 7,261 674,910
QUALCOMM, Inc. ..................................... United States 652 72,411
STMicroelectronics NV ................................. Singapore 10,952 472,262
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 48,586 792,857
Texas Instruments, Inc. ................................. United States 3,555 565,281
21,245,829

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 5.1%
a
Adobe, Inc. .......................................... United States 2,515 $ 1,282,399
a
ANSYS, Inc. ......................................... United States 381 113,367
a
Atlassian Corp., A ..................................... United States 3,037 611,986
a
Autodesk, Inc. ........................................ United States 2,131 440,925
a
BILL Holdings, Inc. .................................... United States 2,944 319,630
a
Cadence Design Systems, Inc. ........................... United States 3,588 840,668
a
Check Point Software Technologies Ltd. .................... Israel 912 121,551
a
Crowdstrike Holdings, Inc., A ............................. United States 300 50,214
a
CyberArk Software Ltd. ................................. United States 5,842 956,744
a
Dropbox, Inc., A ...................................... United States 4,783 130,241
a
Fair Isaac Corp. ...................................... United States 498 432,528
Intuit, Inc. ........................................... United States 3,104 1,585,958
a
Kinaxis, Inc. ......................................... Canada 7,000 789,413
a
Manhattan Associates, Inc. .............................. United States 1,092 215,845
Microsoft Corp. ....................................... United States 34,487 10,889,270
a
Monday.com Ltd. ...................................... United States 3,200 509,504
a
Nice Ltd., ADR ....................................... Israel 4,600 782,000
Oracle Corp. ......................................... United States 6,962 737,415
Oracle Corp. Japan .................................... Japan 1,000 74,078
a
Palo Alto Networks, Inc. ................................ United States 3,607 845,625
a
Procore Technologies, Inc. .............................. United States 200 13,064
a
PTC, Inc. ........................................... United States 3,021 428,015
Sage Group plc (The) .................................. United Kingdom 26,460 318,391
a
Salesforce, Inc. ....................................... United States 5,426 1,100,284
SAP SE ............................................ Germany 324 41,937
a
ServiceNow, Inc. ...................................... United States 1,859 1,039,107
a
Splunk, Inc. .......................................... United States 2,907 425,149
a
Synopsys, Inc. ....................................... United States 1,526 700,388
a
Teradata Corp. ....................................... United States 1,810 81,486
a
Tyler Technologies, Inc. ................................. United States 368 142,100
a
Unity Software, Inc. .................................... United States 3,174 99,632
a
Workday, Inc., A ...................................... United States 4,459 958,016
a
Xero Ltd. ............................................ New Zealand 3,983 286,427
a
Zoom Video Communications, Inc., A ...................... United States 1,035 72,388
27,435,745
Specialized REITs 0.5%
American Tower Corp. .................................. United States 5,016 824,881
Crown Castle, Inc. ..................................... United States 2,125 195,564
Equinix, Inc. ......................................... United States 762 553,410
Public Storage ....................................... United States 3,029 798,202
Weyerhaeuser Co. .................................... United States 10,889 333,857
2,705,914
Specialty Retail 0.6%
a
AutoNation, Inc. ...................................... United States 559 84,633
a
AutoZone, Inc. ....................................... United States 30 76,200
Best Buy Co., Inc. ..................................... United States 3,906 271,350
Home Depot, Inc. (The) ................................. United States 3,625 1,095,330
Industria de Diseno Textil SA ............................. Spain 12,452 463,343
Murphy USA, Inc. ..................................... United States 361 123,364
Nitori Holdings Co. Ltd. ................................. Japan 400 44,600
a
O'Reilly Automotive, Inc. ................................ United States 463 420,802
TJX Cos., Inc. (The) ................................... United States 2,558 227,355
a
Ulta Beauty, Inc. ...................................... United States 349 139,408
Williams-Sonoma, Inc. ................................. United States 546 84,848
3,031,233

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc. .......................................... United States 49,736 $ 8,515,301
FUJIFILM Holdings Corp. ............................... Japan 1,500 86,779
Logitech International SA ............................... Switzerland 731 50,289
NetApp, Inc. ......................................... United States 4,065 308,452
Samsung Electronics Co. Ltd. ............................ South Korea 33,434 1,686,359
Seiko Epson Corp. .................................... Japan 6,300 98,942
10,746,122
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 10,439 241,903
Cie Financiere Richemont SA ............................ Switzerland 1,646 200,444
a
Deckers Outdoor Corp. ................................. United States 451 231,855
Hermes International SCA ............................... France 97 176,806
LVMH Moet Hennessy Louis Vuitton SE .................... France 752 567,606
NIKE, Inc., B ......................................... United States 10,661 1,019,405
Pandora A/S ......................................... Denmark 955 98,546
Ralph Lauren Corp., A .................................. United States 647 75,110
Swatch Group AG (The), I ............................... Switzerland 652 166,982
Swatch Group AG (The), N .............................. Switzerland 1,364 66,613
2,845,270
Tobacco 0.2%
Imperial Brands plc .................................... United Kingdom 37,611 762,930
Japan Tobacco, Inc. ................................... Japan 10,000 230,088
993,018
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 7,200 393,408
Marubeni Corp. ....................................... Japan 13,300 207,330
Mitsubishi Corp. ...................................... Japan 10,700 509,876
MSC Industrial Direct Co., Inc., A .......................... United States 860 84,409
RS Group plc ........................................ United Kingdom 73,000 651,923
Toyota Tsusho Corp. ................................... Japan 1,700 99,990
WW Grainger, Inc. ..................................... United States 1,489 1,030,150
2,977,086
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ............................. Spain 468 70,420
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 1,619 200,481
Essential Utilities, Inc. .................................. United States 2,111 72,470
272,951
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 14,800 453,050
Total Common Stocks (Cost $255,185,448) .....................................
309,538,969
Management Investment Companies 1.9%
Capital Markets 1.9%
Schwab U.S. TIPS ETF ................................. United States 207,048 10,453,854
Total Management Investment Companies (Cost $12,735,005) ....................
10,453,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.1%
Life Sciences Tools & Services 0.1%
c
Sartorius AG, 0.45% ................................... Germany 804 $ 272,297
Total Preferred Stocks (Cost $309,422) .........................................
272,297
Rights
Rights 0.0%
Tobacco 0.0%
a,d
Swedish Match AB, 2/23/28 .............................. Sweden 17,324 —
Total Rights (Cost $182,401) ..................................................
—
Units
Limited Partnerships 0.4%
Oil, Gas & Consumable Fuels 0.4%
Enterprise Products Partners LP .......................... United States 70,874 1,939,821
1,939,821
Total Limited Partnerships (Cost $1,817,598) ...................................
1,939,821
Principal
Amount
*
Corporate Bonds 10.9%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 17,577
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 23,089
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 142,919
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 27,700
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 54,382
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 17,983
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 68,809
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 321,444
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 47,790
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 8,229
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 8,974
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 39,512
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,177
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 175,538
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,293
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 18,663
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 15,170
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 18,688
1,034,937
Air Freight & Logistics 0.0%
†
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 76,278
Automobiles 0.0%
†
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 19,452
Banks 2.3%
b,e
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 200,000 199,586

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 $ 71,793
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ..... United States 230,000 206,668
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 200,000 150,964
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 69,201
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 62,183
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 17,626
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 74,015
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 137,607
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .... United States 1,030,000 1,035,035
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,471
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 95,032
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,284
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 200,000 186,020
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 28,163
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 48,152
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 8,342
b
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 200,000 192,145
Senior Note, 144A, 1.675% to 6/29/26, FRN thereafter, 6/30/27 . France 200,000 177,246
b
BPCE SA ,
Senior Note, 144A, 2.045% to 10/18/26, FRN thereafter, 10/19/27 France 250,000 220,340
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 400,000 393,737
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 510,000 406,881
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 72,843
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 19,216
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 750,000 736,772
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 38,290
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 114,730
Sub. Bond, 5.5%, 9/13/25 ............................. United States 10,000 9,883
Sub. Bond, 4.45%, 9/29/27 ............................ United States 40,000 37,570
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 17,112
b,e
Commonwealth Bank of Australia , Senior Note , 144A, FRN , 6.063% ,
( SOFR + 0.74% ), 3/14/25 .............................. Australia 230,000 230,628
b
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 229,943
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 200,000 192,720
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 488,122
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 200,000 176,419
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 189,300
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,104,039
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 56,025
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 23,229
Senior Bond, 5.35% to 5/31/33, FRN thereafter, 6/01/34 ...... United States 200,000 189,772
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 12,427
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 75,110
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 55,990
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 55,328
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 164,398
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 17,121
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 235,531

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 200,000 $ 197,877
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 200,000 197,321
b
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 200,000 195,877
PNC Financial Services Group, Inc. (The) ,
f
T, Junior Sub. Bond, 3.4% to 9/14/26, FRN thereafter, Perpetual United States 230,000 170,723
Senior Note, 5.812% to 6/11/25, FRN thereafter, 6/12/26 ...... United States 10,000 9,923
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 40,000 38,824
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 43,615
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,502
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 175,054
b
Societe Generale SA ,
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 250,000 237,757
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 200,000 176,419
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 250,000 239,477
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 8,974
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 18,524
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 192,439
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 150,000 148,393
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 20,000 19,789
Sub. Bond, 3.875%, 3/19/29 ........................... United States 100,000 87,858
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 265,161
US Bancorp ,
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 10,000 9,439
Senior Note, 1.45%, 5/12/25 ........................... United States 30,000 27,994
Senior Note, 5.727% to 10/20/25, FRN thereafter, 10/21/26 .... United States 100,000 99,193
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000 19,479
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 440,000 366,496
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 24,263
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 450,000 420,880
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 240,000 201,889
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 56,351
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 97,150
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 390,000 372,247
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 56,568
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 72,298
12,616,763
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 87,217
Senior Note, 3.65%, 2/01/26 ........................... Belgium 30,000 28,821
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 58,197
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 373,950
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 25,527
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 146,937
Coca-Cola Co. (The) , Senior Bond , 2.5% , 6/01/40 .............
United States 10,000 6,814

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 $ 9,856
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,573
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,040
754,932
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 347,330
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 85,934
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 31,697
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 96,441
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 37,136
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 79,467
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 200,000 165,717
Senior Bond, 5.25%, 3/02/33 ........................... United States 100,000 95,640
Senior Bond, 5.6%, 3/02/43 ............................ United States 420,000 390,728
Gilead Sciences, Inc. ,
Senior Bond, 3.65%, 3/01/26 ........................... United States 10,000 9,576
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 8,574
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 255,000 147,423
1,495,663
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 1.5%, 6/03/30 ............................ United States 30,000 23,765
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 62,094
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 25,625
Senior Bond, 4.05%, 8/22/47 ........................... United States 300,000 241,352
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 64,512
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 8,015
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 52,150
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 161,297
638,810
Capital Markets 0.7%
Charles Schwab Corp. (The) ,
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 10,000 9,733
Senior Note, 5.875%, 8/24/26 .......................... United States 40,000 39,884
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 218,581
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 146,576
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 411,195
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 129,092
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 54,062
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 25,869
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,627
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 38,526
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 176,655
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 200,000 178,412
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 192,782
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 42,911
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 10,000 9,196

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 .......................... United States 860,000 $ 785,065
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 36,494
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 320,000 275,815
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 76,552
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 250,000 232,277
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 46,988
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ..................
United States 170,000 162,351
b
UBS Group AG ,
Senior Bond, 144A, 2.095% to 2/10/31, FRN thereafter, 2/11/32 . Switzerland 225,000 166,604
Senior Note, 144A, 4.488% to 5/11/25, FRN thereafter, 5/12/26 . Switzerland 200,000 193,777
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 . Switzerland 250,000 222,327
3,911,351
Chemicals 0.1%
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .......
United States 300,000 275,432
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,488
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,025
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 257,094
Republic Services, Inc. , Senior Note , 2.5% , 8/15/24 ............
United States 10,000 9,716
285,323
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Bond , 4.6% , 5/23/29 ...........
United States 280,000 265,207
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 .......................... Ireland 150,000 134,428
Senior Note, 3%, 10/29/28 ............................ Ireland 300,000 257,373
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 68,097
Senior Note, 4.05%, 5/03/29 ........................... United States 20,000 18,625
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 398,428
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 ...
United States 220,000 215,505
John Deere Capital Corp. ,
Senior Bond, 3.9%, 6/07/32 ............................ United States 75,000 67,613
Senior Bond, 4.35%, 9/15/32 ........................... United States 200,000 186,135
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ........
United States 210,000 205,403
1,551,607
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 15,322
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 338,900
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,488
362,710
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 105,798

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 395,000 $ 361,157
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 390,000 286,575
Senior Bond, 3.5%, 9/15/53 ............................ United States 20,000 12,368
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 18,384
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 6,091
Senior Note, 1.65%, 2/01/28 ........................... United States 20,000 16,889
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 118,177
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 36,962
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 159,351
Senior Bond, 4.5%, 8/10/33 ............................ United States 70,000 62,356
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 129,434
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 73,990
Senior Bond, 2.875%, 11/20/50 ......................... United States 10,000 5,786
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 34,374
Senior Note, 2.355%, 3/15/32 .......................... United States 640,000 488,477
1,449,214
Electric Utilities 0.7%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 15,829
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,070
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 151,583
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,119
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 207,153
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .........
United States 250,000 229,169
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 230,000 222,322
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 151,290
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 585,494
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 9,637
Florida Power & Light Co. , Senior Note , 4.625% , 5/15/30 ........
United States 100,000 95,484
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 420,000 336,546
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 18,292
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,316
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 50,000 50,093
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 7,615
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 6,415
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 5,965
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 8,557
PacifiCorp , Senior Bond , 5.35% , 12/01/53 ...................
United States 375,000 312,110
Southern Co. (The) ,
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 300,000 265,970
Senior Note, 5.5%, 3/15/29 ............................ United States 150,000 149,151
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 .....
United States 520,000 405,873
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 229,242

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 150,000 $ 143,291
3,634,586
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,149
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 36,457
44,606
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 363,024
Entertainment 0.2%
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 398,946
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 165,685
Warnermedia Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ........................... United States 390,000 301,838
Senior Bond, 5.141%, 3/15/52 .......................... United States 10,000 7,436
Senior Note, 6.412%, 3/15/26 .......................... United States 10,000 10,003
Senior Note, 3.755%, 3/15/27 .......................... United States 10,000 9,237
Senior Note, 4.054%, 3/15/29 .......................... United States 10,000 8,914
Senior Note, 4.279%, 3/15/32 .......................... United States 20,000 16,988
919,047
Financial Services 0.3%
b
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 150,000 145,926
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 337,639
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 200,000 156,584
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 270,000 241,032
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 164,438
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ............
United States 100,000 93,828
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 8,946
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 30,844
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 395,846
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,180
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,249
Senior Note, 1.65%, 6/01/25 ........................... United States 10,000 9,362
Shell International Finance BV ,
Senior Bond, 2.875%, 5/10/26 .......................... Netherlands 20,000 18,875
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 43,030
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 15,506
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 26,598
Visa, Inc. ,
Senior Bond, 3.15%, 12/14/25 .......................... United States 10,000 9,548
Senior Bond, 4.3%, 12/14/45 ........................... United States 10,000 8,474
1,723,905
Food Products 0.2%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 142,153
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 250,000 212,360

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 225,000 $ 223,048
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 3.625% , 1/15/32 ........................... United States 200,000 159,414
Kraft Heinz Foods Co. ,
Senior Note, 3%, 6/01/26 ............................. United States 10,000 9,378
Senior Note, 3.75%, 4/01/30 ........................... United States 100,000 89,325
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 26,364
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 6,334
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 18,719
887,095
Gas Utilities 0.1%
Southern California Gas Co. ,
Senior Bond, 5.2%, 6/01/33 ............................ United States 275,000 260,450
Senior Bond, 6.35%, 11/15/52 .......................... United States 350,000 358,585
619,035
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 177,314
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 6,166
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 73,302
Senior Bond, 4.75%, 11/15/48 .......................... United States 275,000 233,070
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,375
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 7,583
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 7,030
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 6,709
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,691
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,036
538,276
Health Care Equipment & Supplies 0.1%
Abbott Laboratories , Senior Bond , 4.9% , 11/30/46 .............
United States 10,000 9,116
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 500,000 387,356
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 100,000 99,442
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ....
United States 200,000 191,518
687,432
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 .............
United States 200,000 155,038
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 201,956
Cigna Group (The) ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 79,932
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 17,633
Senior Bond, 4.9%, 12/15/48 ........................... United States 20,000 16,873
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 9,685
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 500,304
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 56,789
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,666

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 $ 28,401
Senior Bond, 3.75%, 4/01/30 ........................... United States 30,000 26,530
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 38,264
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 34,466
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 436,890
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 84,233
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 33,264
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 14,817
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 18,549
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 8,913
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 351,747
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 8,104
HCA, Inc. , Senior Bond , 4.5% , 2/15/27 .....................
United States 408,000 389,645
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 78,778
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ......
United States 175,000 138,942
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 246,741
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 20,407
Senior Bond, 3.05%, 5/15/41 ........................... United States 395,000 278,911
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 6,582
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 21,391
Senior Note, 4%, 5/15/29 ............................. United States 20,000 18,728
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 27,391
3,359,570
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 250,000 213,671
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 8,669
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 23,319
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 37,051
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 24,613
307,323
Household Durables 0.0%
†
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 116,621
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 408,489
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 8,889
417,378
Independent Power and Renewable Electricity Producers 0.0%
†
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 50,000 49,964
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 34,611
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 7,144
41,755

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 380,000 $ 318,005
b
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 200,000 190,144
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 260,000 192,866
American International Group, Inc. ,
Senior Bond, 5.125%, 3/27/33 .......................... United States 200,000 186,267
Senior Note, 2.5%, 6/30/25 ............................ United States 6,000 5,663
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 350,000 291,567
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 202,278
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 16,413
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 149,314
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 177,949
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,189
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 217,249
b
MassMutual Global Funding II , Senior Secured Note , 144A, 5.05% ,
12/07/27 .......................................... United States 200,000 196,884
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 264,164
b
Metropolitan Life Global Funding I ,
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 934,940
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 200,000 195,763
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 150,000 140,407
b
New York Life Global Funding ,
Secured Note, 144A, 4.85%, 1/09/28 ..................... United States 200,000 195,481
Senior Secured Note, 144A, 0.95%, 6/24/25 ............... United States 10,000 9,208
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 8,434
3,902,185
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 7,788
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 6,260
Senior Bond, 2.05%, 8/15/50 ........................... United States 10,000 5,466
Meta Platforms, Inc. ,
Senior Bond, 4.95%, 5/15/33 ........................... United States 150,000 143,835
Senior Bond, 4.45%, 8/15/52 ........................... United States 250,000 198,066
b
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 300,000 274,932
636,347
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 150,000 149,079
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 199,571
348,650
Machinery 0.0%
†
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 8,801
Senior Bond, 3.75%, 4/15/50 ........................... United States 30,000 23,745
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,445
41,991

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 $ 74,806
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 430,000 335,551
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 30,000 25,530
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 10,000 8,185
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 80,420
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 41,900
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 29,627
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 58,649
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 66,335
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 8,826
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 55,291
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 269,991
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 23,257
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 22,409
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 23,592
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 371,366
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 11,376
Senior Note, 3.95%, 10/15/25 .......................... United States 30,000 29,115
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 34,598
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 283,889
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,076
1,863,789
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 195,191
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 19,190
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 18,073
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 17,078
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 18,786
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,747
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 86,542
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 132,290
516,897
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 8,788
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 7,404
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 300,000 283,441
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 150,000 145,071
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 625,000 611,152
1,055,856
Office REITs 0.1%
Alexandria Real Estate Equities, Inc. , Senior Bond , 2.95% , 3/15/34
United States 325,000 247,076
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 258,075

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 $ 31,652
Senior Bond, 4.893%, 9/11/33 .......................... United States 200,000 187,871
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 24,465
Senior Note, 3.119%, 5/04/26 .......................... United States 40,000 37,819
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 16,557
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 31,885
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 13,437
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 26,901
b
Columbia Pipelines Operating Co. LLC , Senior Bond , 144A, 6.036% ,
11/15/33 .......................................... United States 50,000 48,833
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 80,933
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,841
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 37,120
b
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 35,458
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 ............................ United States 30,000 28,190
Senior Note, 4.375%, 3/15/29 .......................... United States 60,000 55,596
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 9,953
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 23,870
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 96,806
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,336
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 44,299
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 53,286
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 38,306
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 43,584
Senior Bond, 5.15%, 3/15/45 ........................... United States 375,000 302,610
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 45,954
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 19,009
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 28,146
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 351,716
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 50,978
Senior Bond, 5.35%, 1/31/33 ........................... United States 140,000 136,983
Senior Bond, 6.125%, 10/15/39 ......................... United States 375,000 375,039
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 16,390
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 35,436
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 8,340
H, Senior Bond, 6.65%, 10/15/34 ....................... United States 10,000 10,588
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 28,295
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 16,995
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 35,454
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,299
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 45,177
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 8,527
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 14,012
Senior Note, 2.992%, 3/19/25 .......................... United States 20,000 19,318

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 $ 37,666
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 292,560
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 18,513
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,110
Senior Bond, 5.5%, 2/15/49 ............................ United States 385,000 326,403
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 242,420
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ........
United States 50,000 49,189
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ........................... United States 30,000 29,491
Senior Bond, 6.625%, 9/01/53 .......................... United States 30,000 29,412
Senior Note, 5.8%, 11/01/30 ........................... United States 10,000 9,795
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 125,887
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 47,385
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 233,059
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 7,705
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 25,081
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 312,011
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 42,941
b
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 ............ Norway 200,000 205,576
Western Midstream Operating LP , Senior Note , 3.1% , 2/01/25 ....
United States 10,000 9,577
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 55,816
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 25,243
4,936,179
Paper & Forest Products 0.0%
†
Suzano Austria GmbH , Senior Note , 6% , 1/15/29 .............
Brazil 200,000 194,775
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 189,002 183,650
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 28,522
212,172
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 200,000 186,663
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 250,000 214,526
b
Kenvue, Inc. ,
Senior Bond, 144A, 4.9%, 3/22/33 ....................... United States 20,000 19,125
Senior Note, 144A, 5.05%, 3/22/28 ...................... United States 200,000 197,477
617,791
Pharmaceuticals 0.2%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 162,622
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 377,858
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 200,000 185,968
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 8,354
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,331

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co., (continued)
Senior Note, 3.2%, 6/15/26 ............................ United States 10,000 $ 9,490
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,065
Johnson & Johnson ,
Senior Bond, 2.1%, 9/01/40 ............................ United States 30,000 19,222
Senior Bond, 3.7%, 3/01/46 ............................ United States 10,000 7,798
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 7,840
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 18,143
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 200,000 189,136
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 24,069
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 20,199
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 18,808
Royalty Pharma plc , Senior Note , 1.2% , 9/02/25 ..............
United States 225,000 204,593
1,292,496
Residential REITs 0.0%
†
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 280,000 215,787
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,011
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 80,000 58,354
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 10,000 9,687
Senior Bond, 3.05%, 8/12/51 ........................... United States 30,000 18,265
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,461
Senior Note, 5.125%, 2/10/30 .......................... United States 10,000 9,818
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 9,482
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .........
United States 10,000 9,560
NVIDIA Corp. ,
Senior Bond, 2.85%, 4/01/30 ........................... United States 10,000 8,730
Senior Bond, 3.5%, 4/01/40 ............................ United States 20,000 15,759
Senior Bond, 3.5%, 4/01/50 ............................ United States 30,000 21,885
Senior Bond, 3.7%, 4/01/60 ............................ United States 20,000 14,669
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,501
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,100
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 8,270
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 16,144
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 161,153
403,849
Software 0.1%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 16,844
Microsoft Corp. ,
Senior Bond, 3.3%, 2/06/27 ............................ United States 30,000 28,479
Senior Bond, 2.921%, 3/17/52 .......................... United States 270,000 177,277
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 40,863
Senior Bond, 3.95%, 3/25/51 ........................... United States 200,000 137,245
Senior Note, 1.65%, 3/25/26 ........................... United States 40,000 36,242

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Note, 4.65%, 5/06/30 ........................... United States 10,000 $ 9,357
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 18,880
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 198,103
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 115,249
778,539
Specialty Retail 0.1%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 50,000 48,308
Senior Note, 5.95%, 3/09/28 ........................... United States 50,000 47,290
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ........
United States 200,000 121,619
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 8,546
Senior Bond, 3.3%, 4/15/40 ............................ United States 20,000 14,920
Senior Bond, 3.35%, 4/15/50 ........................... United States 30,000 20,473
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,129
Senior Note, 4.5%, 9/15/32 ............................ United States 200,000 188,813
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,335
Senior Bond, 5.75%, 7/01/53 ........................... United States 200,000 186,746
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 16,710
671,889
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 2.45%, 8/04/26 ........................... United States 40,000 37,173
Senior Bond, 3.85%, 8/04/46 ........................... United States 10,000 7,923
Senior Bond, 2.65%, 5/11/50 ........................... United States 100,000 61,299
Senior Bond, 2.8%, 2/08/61 ............................ United States 500,000 293,885
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 150,000 149,920
550,200
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 8,668
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 7,581
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,243
25,492
Tobacco 0.2%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 28,545
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 18,556
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 44,968
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 13,782
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 14,000 12,816
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 274,625
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 15,975
Senior Bond, 5.375%, 2/15/33 .......................... United States 425,000 403,124

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 $ 7,992
820,383
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 .......................... United States 20,000 19,010
Senior Note, 5.3%, 2/01/28 ............................ United States 20,000 19,336
38,346
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 177,860
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 38,124
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 13,262
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 62,629
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,303
Senior Note, 3.375%, 4/15/29 .......................... United States 450,000 396,204
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 70,908
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 98,558
698,988
Total Corporate Bonds (Cost $66,264,691) ......................................
59,161,788
Foreign Government and Agency Securities 1.4%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
g
500,000 411,280
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 900,000 BRL 175,388
10%, 1/01/31 ....................................... Brazil 510,000 BRL 94,599
10%, 1/01/33 ....................................... Brazil 350,000 BRL 63,619
F, 10%, 1/01/29 ..................................... Brazil 480,000 BRL 91,040
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 144,179
Colombia Titulos de Tesoreria ,
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP 163,414
B, 9.25%, 5/28/42 ................................... Colombia 2,020,000,000 COP 394,007
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 60,008
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 235,156
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.7% ,
1/30/50 ........................................... Chile 200,000 130,346
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 98,980
b
Electricite de France SA ,
Senior Bond, 144A, 4.5%, 9/21/28 ....................... France 400,000 373,993
Senior Note, 144A, 5.7%, 5/23/28 ....................... France 200,000 198,192
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 170,313
b
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 200,000 199,108
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,400,000
h
MXN 207,843
M, 8%, 7/31/53 ..................................... Mexico 4,800,000
h
MXN 224,888
M, Senior Bond, 8.5%, 5/31/29 .......................... Mexico 6,000,000
h
MXN 322,125
M, Senior Bond, 8.5%, 11/18/38 ......................... Mexico 6,400,000
h
MXN 323,878

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Mexican Bonos Desarr Fixed Rate, (continued)
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,300,000
h
MXN $ 291,323
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 231,043
New Zealand Government Bond , 2.75% , 5/15/51 ..............
New Zealand 210,000 NZD 76,762
Panama Government Bond , Senior Bond , 2.252% , 9/29/32 ......
Panama 200,000 145,252
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 152,610
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 164,277
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 163,064
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 141,551
Petroleos Mexicanos ,
Senior Bond, 6.75%, 9/21/47 ........................... Mexico 100,000 59,355
Senior Bond, 6.95%, 1/28/60 ........................... Mexico 170,000 100,803
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 5,900,000 ZAR 176,137
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 8,200,000 ZAR 301,150
b
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 500,000 GBP 556,215
Reg S, 1.25%, 7/31/51 ................................ United Kingdom 850,000 GBP 471,282
Uruguay Government Bond ,
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 40,000 38,339
Senior Bond, 5.75%, 10/28/34 .......................... Uruguay 90,000 91,825
Senior Bond, 7.625%, 3/21/36 .......................... Uruguay 50,000 57,516
Total Foreign Government and Agency Securities (Cost $7,744,951) ...............
7,300,860
U.S. Government and Agency Securities 17.2%
FFCB , 2.1%, 2/25/36 ...................................
United States 150,000 104,901
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 2,805,000 2,868,332
1.125%, 8/15/40 ..................................... United States 552,000 314,015
1.375%, 11/15/40 .................................... United States 1,771,000 1,048,902
2%, 11/15/41 ....................................... United States 1,090,000 707,755
2.75%, 8/15/42 ..................................... United States 2,085,000 1,529,176
3.875%, 2/15/43 ..................................... United States 10,000 8,705
2.875%, 5/15/43 ..................................... United States 2,760,000 2,045,796
3.875%, 5/15/43 ..................................... United States 1,090,000 947,789
4.375%, 8/15/43 ..................................... United States 130,000 121,306
3.125%, 8/15/44 ..................................... United States 725,000 554,172
3%, 11/15/44 ....................................... United States 250,000 186,655
3%, 5/15/45 ........................................ United States 380,000 282,336
2.5%, 5/15/46 ...................................... United States 945,000 633,279
2.25%, 8/15/46 ..................................... United States 3,305,000 2,096,609
3.375%, 11/15/48 .................................... United States 3,300,000 2,589,146
3%, 2/15/49 ........................................ United States 1,713,000 1,252,431
2.25%, 8/15/49 ..................................... United States 150,000 93,419
1.25%, 5/15/50 ..................................... United States 1,710,000 807,207
1.375%, 8/15/50 ..................................... United States 1,425,000 695,801
2.375%, 5/15/51 ..................................... United States 950,000 602,730
2%, 8/15/51 ........................................ United States 1,350,000 779,309
1.875%, 11/15/51 .................................... United States 1,775,000 989,909
2.25%, 2/15/52 ..................................... United States 1,200,000 736,805
3%, 8/15/52 ........................................ United States 620,000 451,946
3.625%, 2/15/53 ..................................... United States 330,000 272,998
3.625%, 5/15/53 ..................................... United States 315,000 260,884
4.125%, 8/15/53 ..................................... United States 695,000 631,038

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes ,
2%, 4/30/24 ........................................ United States 745,000 $ 730,353
2%, 5/31/24 ........................................ United States 1,705,000 1,666,758
2%, 6/30/24 ........................................ United States 2,255,000 2,197,736
2.375%, 8/15/24 ..................................... United States 1,640,000 1,596,697
1.25%, 8/31/24 ..................................... United States 700,000 673,725
1.5%, 10/31/24 ..................................... United States 1,000,000 959,180
1.5%, 11/30/24 ...................................... United States 510,000 488,026
2.125%, 11/30/24 .................................... United States 4,500,000 4,336,436
5%, 8/31/25 ........................................ United States 445,000 444,131
0.375%, 11/30/25 .................................... United States 4,200,000 3,806,086
0.375%, 1/31/26 ..................................... United States 10,930,000 9,840,844
0.875%, 6/30/26 ..................................... United States 975,000 877,424
1.875%, 7/31/26 ..................................... United States 389,000 358,936
4.625%, 9/15/26 ..................................... United States 90,000 89,564
1.25%, 12/31/26 ..................................... United States 3,800,000 3,404,562
2.375%, 5/15/27 ..................................... United States 3,140,000 2,896,282
0.5%, 6/30/27 ...................................... United States 6,535,000 5,599,423
3.25%, 6/30/27 ..................................... United States 1,330,000 1,263,864
2.25%, 11/15/27 ..................................... United States 3,500,000 3,183,770
i
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,485,410
0.75%, 1/31/28 ..................................... United States 310,000 262,895
1.25%, 4/30/28 ..................................... United States 2,575,000 2,217,316
3.5%, 4/30/28 ...................................... United States 180,000 171,584
4.125%, 7/31/28 ..................................... United States 200,000 195,703
4.375%, 8/31/28 ..................................... United States 20,000 19,803
3.125%, 11/15/28 .................................... United States 320,000 298,012
1.625%, 8/15/29 ..................................... United States 3,565,000 3,026,072
4%, 10/31/29 ....................................... United States 1,800,000 1,738,195
3.75%, 6/30/30 ..................................... United States 200,000 189,859
0.625%, 8/15/30 ..................................... United States 4,400,000 3,377,859
4.125%, 8/31/30 ..................................... United States 415,000 402,874
4.625%, 9/30/30 ..................................... United States 1,200,000 1,200,562
1.125%, 2/15/31 ..................................... United States 800,000 631,188
1.25%, 8/15/31 ..................................... United States 85,000 66,456
1.375%, 11/15/31 .................................... United States 5,600,000 4,390,313
1.875%, 2/15/32 ..................................... United States 300,000 243,738
2.75%, 8/15/32 ..................................... United States 1,570,000 1,359,767
4.125%, 11/15/32 .................................... United States 1,420,000 1,369,745
i
Index Linked, 1.125%, 1/15/33 .......................... United States 390,000 361,729
3.5%, 2/15/33 ...................................... United States 1,370,000 1,257,189
3.375%, 5/15/33 ..................................... United States 360,000 326,531
e
FRN, 5.528%, (3-month U.S. Treasury Bill Rate + 0.125%),
7/31/25 ........................................... United States 460,000 459,627
Total U.S. Government and Agency Securities (Cost $107,474,295) ................
93,079,575
Asset-Backed Securities 0.7%
Consumer Finance 0.0%
†
j
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.93% , 1/29/46 . United States 125,000 124,714
Financial Services 0.6%
k
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.923% , ( 1-month SOFR + 0.654% ), 3/25/36 . ....... United States 76,002 72,679
b,k
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 6.57% , ( 3-month SOFR + 1.262% ), 1/15/31 . ........... United States 238,472 237,732
k
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 6.079% ,
( 1-month SOFR + 0.759% ), 3/25/34 . ..................... United States 136,925 132,213
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 100,300 86,718

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
k
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 4.448% ,
( 1-month SOFR + 0.674% ), 3/25/36 . ..................... United States 40,745 $ 40,304
b
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . .. United States 120,000 116,393
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 120,000 110,685
b,k
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 6.525% , ( 1-month SOFR +
1.194% ), 10/16/36 . ................................... United States 100,000 98,281
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 145,528 102,770
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 61,828 56,181
b,k
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 6.63% , ( 3-month SOFR + 1.322% ), 4/16/33 . ........... United States 500,000 497,938
b,k
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.538% , ( 1-month SOFR + 0.834% ), 10/25/33 . .............. United States 148,911 142,881
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 423,194
b,k
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
6.631% , ( 3-month SOFR + 1.262% ), 2/14/31 . ............... United States 250,000 248,996
b,k
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 6.7% ,
( 3-month SOFR + 1.392% ), 1/17/31 . ..................... United States 198,828 198,985
b,k
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 6.7% , ( 3-month
SOFR + 1.392% ), 10/15/34 . ............................ United States 180,000 178,852
b,k
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 6.65% ,
( 3-month SOFR + 1.342% ), 1/17/32 . ..................... United States 250,000 249,118
2,993,920
a a a a a a
Ground Transportation 0.0%
†
b
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 106,679
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 383,221 328,603
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 68,341 60,949
2019-2, A, 2.9%, 5/01/28 .............................. United States 85,328 73,779
2020-1, B, 4.875%, 7/15/27 ............................ United States 193,950 187,906
651,237
a a a a a a
Total Asset-Backed Securities (Cost $3,954,875) ................................
3,876,550
Commercial Mortgage-Backed Securities 0.7%
Financial Services 0.7%
BANK ,
2017-BNK7, A4, 3.175%, 9/15/60 ........................ United States 130,000 117,917
2021-BN33, A5, 2.556%, 5/15/64 ........................ United States 210,000 167,146
j
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 20,000 20,244
b,k
BPR Trust , 2022-OANA , A , 144A, FRN , 7.23% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 147,569
b,k
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 6.176%, (1-month SOFR + 0.844%),
10/15/36 .......................................... United States 119,202 116,959
2021-VINO, A, 144A, FRN, 6.099%, (1-month SOFR + 0.767%),
5/15/38 ........................................... United States 113,374 111,341
2021-VOLT, B, 144A, FRN, 6.397%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 250,000 241,973
2022-LP2, A, 144A, FRN, 6.345%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 186,316 182,062

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 6.136%, (1-month SOFR + 0.804%),
10/15/36 .......................................... United States 230,000 $ 225,053
2022-MVRK, A, 144A, FRN, 6.799%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 118,664 117,234
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ..................... United States 100,000 96,633
k
2022-IND, A, 144A, FRN, 6.823%, (1-month SOFR + 1.491%),
4/15/37 ........................................... United States 320,855 318,831
Citigroup Commercial Mortgage Trust , 2016-P6 , A4 , 3.458% ,
12/10/49 .......................................... United States 266,043 248,215
j,l
FHLMC, Multifamily Structured Pass-Through Certificates , K105 , X1 ,
IO, FRN , 1.644% , 1/25/30 ............................. United States 1,992,422 148,876
FNMA ,
2014-6, Z, 2.5%, 2/25/44 .............................. United States 127,305 103,429
2022-29, KZ, 1.5%, 6/25/42 ............................ United States 102,019 67,651
l
427, C73, IO, 3%, 12/25/48 ............................ United States 547,465 88,275
GNMA ,
2021-21, AH, 1.4%, 6/16/63 ............................ United States 87,189 64,232
2021-77, LC, 1.25%, 7/20/50 ........................... United States 121,704 90,992
2023-92, AH, 2%, 6/16/64 ............................. United States 99,995 71,486
b,k
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.821% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 130,425
b,k
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 6.713% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 147,961
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 115,555
b,k
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.737% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 98,851
b,k
SREIT Trust ,
2021-MFP, A, 144A, FRN, 6.177%, (1-month SOFR + 0.845%),
11/15/38 .......................................... United States 140,000 137,510
2021-MFP2, A, 144A, FRN, 6.268%, (1-month SOFR + 0.936%),
11/15/36 .......................................... United States 100,000 98,381
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 102,362
3,577,163
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,660,980) .................
3,577,163
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.8%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 334,329 313,492
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 38,283 34,903
FHLMC Pool, 15 Year, 4%, 11/01/37 ....................... United States 176,157 166,500
FHLMC Pool, 20 Year, 1.5%, 11/01/40 - 7/01/41 .............. United States 241,167 186,725
FHLMC Pool, 20 Year, 2%, 10/01/40 - 4/01/42 ................ United States 525,141 421,545
FHLMC Pool, 20 Year, 3%, 5/01/42 - 9/01/42 ................. United States 276,232 234,041
FHLMC Pool, 30 Year, 2%, 9/01/50 - 8/01/52 ................. United States 933,274 712,745
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 4/01/52 .............. United States 1,932,695 1,549,834
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 1,034,166 859,772
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 2,066,519 1,807,039
FHLMC Pool, 30 Year, 4%, 5/01/47 - 2/01/53 ................. United States 1,237,065 1,112,117
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ............. United States 1,097,011 1,014,776
FHLMC Pool, 30 Year, 5%, 8/01/52 - 11/01/52 ................ United States 686,233 650,333
FHLMC Pool, 30 Year, 5.5%, 12/01/52 - 6/01/53 .............. United States 376,622 364,598

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 6%, 3/01/53 ........................ United States 95,613 $ 94,487
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ....................... United States 188,567 189,941
9,712,848
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
FNMA, 2.5%, 9/01/61 - 6/01/62 ........................... United States 274,562 211,568
FNMA, 3.66%, 10/01/32 ................................ United States 200,000 177,159
FNMA, 3.75%, 9/01/32 ................................. United States 100,000 89,236
FNMA, 3.89%, 7/01/32 ................................. United States 100,000 89,255
FNMA, 4.83%, 9/01/28 ................................. United States 100,000 98,529
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 505,416 434,509
FNMA, 20 Year, 2%, 3/01/42 ............................. United States 89,305 71,298
FNMA, 20 Year, 2.5%, 12/01/40 - 5/01/42 ................... United States 299,786 248,982
FNMA, 20 Year, 3.5%, 8/01/42 ........................... United States 94,001 82,367
FNMA, 30 Year, 1.5%, 3/01/51 - 9/01/51 .................... United States 272,098 196,286
FNMA, 30 Year, 2%, 2/01/51 - 3/01/52 ...................... United States 4,259,088 3,257,040
FNMA, 30 Year, 2.5%, 5/01/51 - 3/01/52 .................... United States 3,509,322 2,798,811
FNMA, 30 Year, 3%, 9/01/50 - 5/01/52 ...................... United States 2,495,685 2,078,259
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 552,881 479,875
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 588,589 529,136
FNMA, 30 Year, 4.5%, 2/01/50 - 11/01/52 ................... United States 746,559 688,781
FNMA, 30 Year, 5%, 10/01/52 - 5/01/53 ..................... United States 369,508 349,117
FNMA, 30 Year, 5.5%, 12/01/52 - 9/01/53 ................... United States 1,031,746 998,211
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 540,591 533,934
m
FNMA, Single-family, 30 Year, 2%, 10/25/53 ................. United States 100,000 76,086
m
FNMA, Single-family, 30 Year, 5%, 10/25/53 ................. United States 100,000 94,351
m
FNMA, Single-family, 30 Year, 5.5%, 10/25/53 ................ United States 300,000 289,934
m
FNMA, Single-family, 30 Year, 6%, 10/25/53 ................. United States 500,000 493,477
m
FNMA, Single-family, 30 Year, 6.5%, 10/25/53 ................ United States 100,000 100,461
14,466,662
Government National Mortgage Association (GNMA) Fixed Rate 0.8%
GNMA II, 30 Year, 2.5%, 12/20/51 ......................... United States 85,502 68,801
GNMA II, 30 Year, 4.5%, 9/20/52 .......................... United States 94,546 87,904
GNMA II, Single-family, 30 Year, 2%, 1/20/51 - 5/20/52 ......... United States 520,112 411,799
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 6/20/52 ........ United States 849,643 696,232
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 12/20/51 ........ United States 796,660 678,806
GNMA II, Single-family, 30 Year, 3.5%, 4/20/52 - 10/15/53 ....... United States 392,050 343,507
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 345,315 315,715
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 ............... United States 182,187 170,840
GNMA II, Single-family, 30 Year, 5%, 6/20/53 - 10/15/53 ........ United States 667,114 632,567
GNMA II, Single-family, 30 Year, 5.5%, 2/20/53 - 10/15/53 ....... United States 911,093 884,829
n
GNMA II, Single-family, 30 Year, 6%, 7/20/53 - 10/15/53 ........ United States 299,556 296,937
m
GNMA II, Single-family, 30 Year, 6.5%, 10/15/53 .............. United States 100,000 100,570
4,688,507
Total Mortgage-Backed Securities (Cost $32,344,406) ............................
28,868,017
Municipal Bonds 0.2%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 65,000 54,054
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 485,000 440,824

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 $ 324,275
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 171,820
990,973
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 111,757
Total Municipal Bonds (Cost $1,462,550) .......................................
1,102,730
Residential Mortgage-Backed Securities 0.2%
Financial Services 0.2%
b
BRAVO Residential Funding Trust ,
j
2022-NQM3, A1, 144A, FRN, 5.108%, 7/25/62 .............. United States 87,141 84,461
2023-NQM1, A1, 144A, 5.757%, 1/25/63 .................. United States 90,788 89,378
b,k
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
8.415% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ........... United States 120,000 121,977
b
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ........................................... United States 137,661 135,531
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.965%, (30-day SOFR Average +
1.65%), 1/25/34 ..................................... United States 100,603 100,565
2022-DNA3, M1A, 144A, FRN, 7.315%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 76,615 77,200
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 1.75% , 7/25/61 United States 106,419 99,606
b,j
New Residential Mortgage Loan Trust ,
2016-4A, A1, 144A, FRN, 3.75%, 11/25/56 ................. United States 97,905 89,580
2017-1A, A1, 144A, FRN, 4%, 2/25/57 .................... United States 90,792 84,171
2018-3A, A1, 144A, FRN, 4.5%, 5/25/58 ................... United States 82,095 77,418
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ........... United States 100,000 100,757
b,j
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 83,698 68,431
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 117,865 114,221
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 86,846 82,224
1,325,520
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,341,532) ..................
1,325,520
Total Long Term Investments (Cost $494,478,154) ...............................
520,497,144
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 30 Year Bonds Futures, October Strike Price $119.00,
Expires 10/27/23 .................................... 1 100,000 265
U.S. Treasury 5 Year Notes Futures, October Strike Price $105.25,
Expires 10/27/23 .................................... 1 100,000 617
U.S. Treasury 5 Year Notes Futures, October Strike Price $105.50,
Expires 10/27/23 .................................... 1 100,000 492
U.S. Treasury 5 Year Notes Futures, October Strike Price $106.00,
Expires 10/27/23 .................................... 7 700,000 2,133

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a aa a a
Options Purchased
(continued)
Calls - Exchange-Traded (continued)
Options on Interest Rate Futures (continued)
U.S. Treasury 5 Year Notes Futures, October Strike Price $106.25,
Expires 10/27/23 .................................... 2 200,000 $ 469
U.S. Treasury 5 Year Notes Futures, October Strike Price $106.50,
Expires 10/27/23 .................................... 1 100,000 180
4,156
Total Options Purchased (Cost $8,858) .........................................
4,156
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.2%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 14,247,338 14,247,338
p
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
5.19% ............................................ United States 2,804,135 2,804,135
p
JPMorgan Prime Money Market Fund, 5.4% ................. United States 464,436 464,574
Total Money Market Funds (Cost $17,516,047) ..................................
17,516,047
Total Short Term Investments (Cost $17,516,047 ) ................................
17,516,047
a
Total Investments (Cost $512,003,059) 99.3% ...................................
$538,017,347
Options Written (0.0)%
†
......................................................
(13,680)
Other Assets, less Liabilities 0.7% .............................................
3,788,958
Net Assets 100.0% ...........................................................
$541,792,625
a A a
A
Number of
Contracts
Notional
Amount
#
A a a a
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, October Strike Price $109.50,
Expires 10/27/23 .................................... 1 100,000 (328)
U.S. Treasury 10 Year Notes Futures, October Strike Price $111.00,
Expires 10/27/23 .................................... 2 200,000 (219)
U.S. Treasury 10 Year Notes Futures, October Strike Price $112.50,
Expires 10/27/23 .................................... 1 100,000 (31)
U.S. Treasury 10 Year Notes Futures, October Strike Price $113.00,
Expires 10/27/23 .................................... 2 200,000 (6 3 )
U.S. Treasury 30 Year Bonds Futures, October Strike Price $117.00,
Expires 10/27/23 .................................... 1 100,000 (609)
U.S. Treasury 5 Year Notes Futures, October Strike Price $106.75,
Expires 10/27/23 .................................... 2 200,000 (266)
U.S. Treasury 5 Year Notes Futures, October Strike Price $107.50,
Expires 10/27/23 .................................... 1 100,000 (6 3 )
(1,57 9 )

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a
A
Number of
Contracts
Notional
Amount
#
a
Value
a A a a a a
Options Written
(continued)
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, October Strike Price $108.00,
Expires 10/27/23 .................................... 1 100,000 $ (844)
U.S. Treasury 30 Year Bonds Futures, October Strike Price $111.00,
Expires 10/27/23 .................................... 3 300,000 (2,578)
U.S. Treasury 30 Year Bonds Futures, October Strike Price $116.00,
Expires 10/27/23 .................................... 1 100,000 (3,125)
U.S. Treasury 30 Year Bonds Futures, October Strike Price $118.00,
Expires 10/27/23 .................................... 1 100,000 (4,6 0 9 )
U.S. Treasury 5 Year Notes Futures, October Strike Price $106.00,
Expires 10/27/23 .................................... 1 100,000 (945)
(12,101)
Total Options Written (Premiums received $12,673) .............................
$ (13,6 80 )
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $20,406,530, representing 3.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
The coupon rate shown represents the rate at period end.
f
Perpetual security with no stated maturity date.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount is stated in 100 Mexican Peso Units.
i
Principal amount of security is adjusted for inflation. .
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Security purchased on a to-be-announced (TBA) basis.
n
A portion or all of the security purchased on a delayed delivery basis.
o
See Note 5 regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 62 $ 13,409,050 12/15/23 $ 660,959
S&P 500 E-Mini Index ......................... Long 21 4,541,775 12/15/23 (200,926)
Interest rate contracts
3-month SOFR .............................. Long 62 14,833,000 3/17/26 (49,162)
3-month SOFR .............................. Short 75 17,736,350 12/19/23 56,837
Long Gilt ................................... Long 4 459,501 12/27/23 (9,993)
U.S. Treasury 10 Year Notes .................... Short 9 972,562 12/19/23 14,853
U.S. Treasury 10 Year Notes .................... Long 154 16,641,625 12/19/23 (332,023)
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,115,625 12/19/23 31,567
U.S. Treasury 10 Year Ultra Notes ................ Long 14 1,561,875 12/19/23 (40,791)
U.S. Treasury 2 Year Notes ..................... Short 4 810,844 12/29/23 (647)
U.S. Treasury 2 Year Notes ..................... Long 1 202,711 12/29/23 (483)
U.S. Treasury 5 Year Notes ..................... Long 26 2,739,344 12/29/23 (28,125)
U.S. Treasury Long Bonds ..................... Long 2 227,562 12/19/23 (7,253)
U.S. Treasury Ultra Bonds ...................... Short 8 949,500 12/19/23 69,175
U.S. Treasury Ultra Bonds ...................... Long 20 2,373,750 12/19/23 (152,258)
Total Futures Contracts ...................................................................... $11,730
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Malaysian Ringgit ... GSCO Buy 1,600,000 354,086 10/17/23 $ — $ (12,627)
Brazilian Real ...... HSBK Buy 680,000 141,782 10/19/23 — (6,825)
Brazilian Real ...... HSBK Sell 1,340,000 274,883 10/19/23 8,939 —
Mexican Peso ...... CITI Buy 6,000,000 342,951 10/27/23 — (152)
Mexican Peso ...... CITI Sell 19,700,000 1,153,072 10/27/23 27,547 —
Columbian Peso .... JPHQ Sell 1,660,000,000 397,707 10/30/23 1,176 (7,123)
Euro ............. JPHQ Buy 1,650,000 1,825,337 11/07/23 — (78,174)
Euro ............. JPHQ Sell 490,000 514,907 11/07/23 — (3,947)
Thai Baht ......... HSBK Buy 4,500,000 130,928 11/10/23 — (7,457)
Thai Baht ......... HSBK Sell 4,500,000 127,079 11/10/23 3,608 —
South African Rand .. HSBK Sell 1,100,000 57,414 11/15/23 — (462)
Australian Dollar .... JPHQ Buy 800,000 516,176 12/06/23 — (716)
British Pound ...... HSBK Buy 40,000 48,796 12/08/23 24 —
British Pound ...... JPHQ Sell 840,000 1,056,195 12/08/23 30,972 —
Indian Rupee ...... BZWS Buy 28,000,000 335,093 12/11/23 683 —
Japanese Yen ...... JPHQ Buy 362,000,000 2,491,809 12/15/23 — (39,219)
Norwegian Krone ... JPHQ Buy 2,800,000 261,301 1/11/24 1,160 —
New Zealand Dollar . BZWS Sell 90,000 53,802 1/12/24 — (136)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following credit default swap contracts outstanding.
At September 30, 2023, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... MSCO Buy 5,500,000 511,561 1/18/24 $ 4,082 $ —
Total Forward Exchange Contracts ................................................... $78,191 $(156,838)
Net unrealized appreciation (depreciation) ............................................ $(78,647)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.41 .. 1.00% Quarterly 12/20/28 2,072,000 $ 25,395 $ 27,291 $ (1,896)
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly 12/20/33 1,570,000 (15,568) (14,218) (1,350)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $9,827 $13,073 $(3,246)
Total Credit Default Swap Contracts .................................... $9,827 $ 13,073 $(3,246)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4% ..... Annual
Pay Floating 1-day
SOFR ............ Annual 2/29/28 1,910,000 $ (27,627) $ (352) $ (27,275)
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 2/29/28 2,670,000 (20,379) 2,053 (22,432)
Receive Floating 1-day
SOFR ............ Annual

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 171 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Fixed 3.27% .... Annual 4/30/29 1,009,000 $ 62,567 $ (24,653) $ 87,220
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.15% .... Annual 5/15/48 1,376,000 216,446 2,599 213,847
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.5% ..... Annual 4/21/52 12,000 3,226 976 2,250
Total Interest Rate Swap Contracts ............................... $234,233 $ (19,377) $253,610
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin DynaTech VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 5,442 $ 1,082,904
HEICO Corp. ........................................ United States 2,827 457,776
1,540,680
Automobile Components 0.1%
a
Mobileye Global, Inc., A ................................. Israel 3,958 164,455
Automobiles 3.2%
a
Tesla, Inc. ........................................... United States 17,213 4,307,037
Biotechnology 0.9%
a
Argenx SE .......................................... Netherlands 2,037 995,695
a
Genmab A/S, ADR .................................... Denmark 3,368 118,789
a
Krystal Biotech, Inc. ................................... United States 120 13,920
a
Natera, Inc. .......................................... United States 1,328 58,764
1,187,168
Broadline Retail 7.7%
a
Amazon.com, Inc. ..................................... United States 68,867 8,754,373
a
MercadoLibre, Inc. .................................... Brazil 1,361 1,725,585
10,479,958
Capital Markets 1.8%
Moody's Corp. ........................................ United States 684 216,260
MSCI, Inc., A ......................................... United States 1,702 873,262
Tradeweb Markets, Inc., A ............................... United States 16,897 1,355,140
2,444,662
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 522 96,011
Construction & Engineering 1.0%
Quanta Services, Inc. .................................. United States 7,427 1,389,369
Diversified Consumer Services 0.1%
a
Duolingo, Inc., A ...................................... United States 857 142,151
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 15,891 910,395
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 5,427 120,425
EnerSys ............................................ United States 670 63,429
a
NEXTracker, Inc., A .................................... United States 3,215 129,114
312,968
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 3,426 287,750
Keyence Corp. ....................................... Japan 1,371 507,048
Samsung SDI Co. Ltd. ................................. South Korea 685 258,278
1,053,076
Energy Equipment & Services 1.6%
Baker Hughes Co., A ................................... United States 13,948 492,643
a
Oceaneering International, Inc. ........................... United States 9,481 243,851
Schlumberger NV ..................................... United States 20,582 1,199,931
TechnipFMC plc ...................................... United Kingdom 9,126 185,623
2,122,048
Financial Services 4.9%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 624 462,633

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Mastercard, Inc., A .................................... United States 11,542 $ 4,569,593
a
Toast, Inc., A ......................................... United States 3,743 70,106
Visa, Inc., A .......................................... United States 6,776 1,558,548
6,660,880
Ground Transportation 0.8%
a
Uber Technologies, Inc. ................................. United States 22,111 1,016,885
Health Care Equipment & Supplies 4.4%
a
Dexcom, Inc. ......................................... United States 2,766 258,068
a
Edwards Lifesciences Corp. ............................. United States 936 64,846
a
Haemonetics Corp. .................................... United States 2,402 215,171
a
IDEXX Laboratories, Inc. ................................ United States 4,930 2,155,741
a
Inspire Medical Systems, Inc. ............................ United States 3,818 757,644
a
Intuitive Surgical, Inc. .................................. United States 6,763 1,976,757
a
Penumbra, Inc. ....................................... United States 658 159,177
a
Shockwave Medical, Inc. ................................ United States 679 135,189
Stryker Corp. ........................................ United States 684 186,917
5,909,510
Health Care Providers & Services 1.4%
a
HealthEquity, Inc. ..................................... United States 1,778 129,883
UnitedHealth Group, Inc. ................................ United States 3,385 1,706,683
1,836,566
Health Care Technology 0.5%
a
Veeva Systems, Inc., A ................................. United States 3,085 627,643
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ........................................ United States 636 87,265
a
Booking Holdings, Inc. ................................. United States 205 632,210
a
DoorDash, Inc., A ..................................... United States 581 46,172
765,647
Interactive Media & Services 5.1%
a
Alphabet, Inc., A ...................................... United States 43,323 5,669,248
a
Meta Platforms, Inc., A ................................. United States 4,295 1,289,402
6,958,650
IT Services 3.1%
a
Gartner, Inc. ......................................... United States 535 183,832
a
MongoDB, Inc., A ..................................... United States 5,457 1,887,358
a
Shopify, Inc., A ....................................... Canada 34,261 1,870,066
a
Snowflake, Inc., A ..................................... United States 2,051 313,331
4,254,587
Life Sciences Tools & Services 4.7%
Danaher Corp. ....................................... United States 10,198 2,530,124
a
Repligen Corp. ....................................... United States 2,023 321,677
Thermo Fisher Scientific, Inc. ............................ United States 6,811 3,447,524
6,299,325
Media 0.1%
a
Trade Desk, Inc. (The), A ................................ United States 2,042 159,582
Pharmaceuticals 1.9%
AstraZeneca plc, ADR .................................. United Kingdom 17,155 1,161,736
Eli Lilly & Co. ........................................ United States 2,705 1,452,937
2,614,673

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.9%
a
Ceridian HCM Holding, Inc. .............................. United States 1,257 $ 85,288
Paycom Software, Inc. ................................. United States 2,207 572,209
a
Paylocity Holding Corp. ................................. United States 2,193 398,468
TransUnion .......................................... United States 380 27,280
Verisk Analytics, Inc., A ................................. United States 389 91,897
1,175,142
Semiconductors & Semiconductor Equipment 19.2%
a
Advanced Micro Devices, Inc. ............................ United States 6,861 705,448
Analog Devices, Inc. ................................... United States 13,537 2,370,193
a
ARM Holdings plc, ADR ................................ United States 2,050 109,716
ASM International NV .................................. Netherlands 1,679 701,105
ASML Holding NV, ADR ................................ Netherlands 5,259 3,095,763
Broadcom, Inc. ....................................... United States 346 287,381
Entegris, Inc. ......................................... United States 6,857 643,941
a
First Solar, Inc. ....................................... United States 1,071 173,063
Intel Corp. ........................................... United States 3,414 121,368
KLA Corp. ........................................... United States 3,706 1,699,794
Lam Research Corp. ................................... United States 3,630 2,275,175
a
Lattice Semiconductor Corp. ............................. United States 6,753 580,285
Monolithic Power Systems, Inc. ........................... United States 3,559 1,644,258
NVIDIA Corp. ........................................ United States 26,485 11,520,710
25,928,200
Software 29.5%
a
Adobe, Inc. .......................................... United States 848 432,395
a
Altair Engineering, Inc., A ............................... United States 438 27,401
a
ANSYS, Inc. ......................................... United States 3,416 1,016,431
a
Aspen Technology, Inc. ................................. United States 1,358 277,385
a
Atlassian Corp., A ..................................... United States 3,429 690,978
a
Cadence Design Systems, Inc. ........................... United States 15,855 3,714,827
Constellation Software, Inc. .............................. Canada 341 703,959
a
Crowdstrike Holdings, Inc., A ............................. United States 290 48,540
a
Datadog, Inc., A ...................................... United States 6,877 626,426
a
Descartes Systems Group, Inc. (The) ...................... Canada 5,096 373,944
a
Fair Isaac Corp. ...................................... United States 333 289,220
a
HubSpot, Inc. ........................................ United States 4,073 2,005,953
Intuit, Inc. ........................................... United States 6,886 3,518,333
a
Klaviyo, Inc., A ....................................... United States 2,310 79,695
a,b
Lumine Group, Inc., Reg S .............................. Canada 3,589 53,163
a
Manhattan Associates, Inc. .............................. United States 1,035 204,578
Microsoft Corp. ....................................... United States 28,529 9,008,032
a
Monday.com Ltd. ...................................... United States 5,453 868,227
Oracle Corp. ......................................... United States 620 65,670
a
Palo Alto Networks, Inc. ................................ United States 7,461 1,749,157
a
Procore Technologies, Inc. .............................. United States 6,853 447,638
Roper Technologies, Inc. ................................ United States 3,400 1,646,552
a
Salesforce, Inc. ....................................... United States 6,762 1,371,198
a
ServiceNow, Inc. ...................................... United States 7,914 4,423,609
a
SPS Commerce, Inc. ................................... United States 977 166,686
a
Synopsys, Inc. ....................................... United States 8,592 3,943,470
a
Tyler Technologies, Inc. ................................. United States 1,714 661,844
a
Workday, Inc., A ...................................... United States 6,747 1,449,593
a
Xero Ltd. ............................................ New Zealand 1,302 93,630
39,958,534
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc. .......................................... United States 16,962 2,904,064

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 171 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 2,407 $ 131,519
Total Common Stocks (Cost $86,559,613) ......................................
133,351,385
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc., 3/31/40 ....................... Canada 341 —
Total Warrants (Cost $–) ......................................................
—
Total Long Term Investments (Cost $86,559,613) ................................
133,351,385
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 1,673,274 1,673,274
Total Money Market Funds (Cost $1,673,274) ...................................
1,673,274
Total Short Term Investments (Cost $1,673,274 ) .................................
1,673,274
a
Total Investments (Cost $88,232,887) 99.8% ....................................
$135,024,659
Other Assets, less Liabilities 0.2% .............................................
238,823
Net Assets 10 0.0% ...........................................................
$135,263,482
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $515,796, representing 0.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Global Real Estate VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Diversified REITs 1.3%
H&R Real Estate Investment Trust ........................ Canada 57,482 $ 390,605
NTT UD REIT Investment Corp. .......................... Japan 936 864,471
1,255,076
Diversified Telecommunication Services 0.6%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 18,725 651,262
Health Care Providers & Services 0.9%
Chartwell Retirement Residences ......................... Canada 114,630 867,552
Health Care REITs 7.7%
Aedifica SA .......................................... Belgium 13,525 768,661
Healthpeak Properties, Inc. .............................. United States 64,037 1,175,719
Sabra Health Care REIT, Inc. ............................ United States 39,543 551,229
Ventas, Inc. .......................................... United States 31,911 1,344,410
Welltower, Inc. ....................................... United States 47,293 3,874,243
7,714,262
Hotel & Resort REITs 3.3%
Host Hotels & Resorts, Inc. .............................. United States 88,001 1,414,176
Japan Hotel REIT Investment Corp. ........................ Japan 1,829 955,024
Ryman Hospitality Properties, Inc. ......................... United States 11,558 962,551
3,331,751
Industrial REITs 17.3%
Americold Realty Trust, Inc. .............................. United States 28,508 866,928
First Industrial Realty Trust, Inc. .......................... United States 21,995 1,046,742
GLP J-Reit .......................................... Japan 932 833,058
Goodman Group ...................................... Australia 121,223 1,661,333
Mapletree Logistics Trust ............................... Singapore 1,098,172 1,346,141
Prologis, Inc. ......................................... United States 68,086 7,639,930
Rexford Industrial Realty, Inc. ............................ United States 44,475 2,194,841
Segro plc ........................................... United Kingdom 181,233 1,584,579
17,173,552
Office REITs 7.0%
Alexandria Real Estate Equities, Inc. ....................... United States 12,859 1,287,186
Cousins Properties, Inc. ................................ United States 51,325 1,045,490
Derwent London plc ................................... United Kingdom 37,970 890,144
Gecina SA .......................................... France 9,670 985,888
Kenedix Office Investment Corp. .......................... Japan 495 1,144,805
Nippon Building Fund, Inc. .............................. Japan 167 676,295
Orix JREIT, Inc. ....................................... Japan 818 981,116
7,010,924
Real Estate Management & Development 13.7%
CapitaLand Investment Ltd. .............................. Singapore 643,503 1,453,873
Castellum AB ........................................ Sweden 87,892 890,933
Catena AB .......................................... Sweden 17,865 619,892
CK Asset Holdings Ltd. ................................. Hong Kong 95,539 501,843
a
CTP NV, 144A, Reg S .................................. Netherlands 50,873 726,650
b
Fastighets AB Balder, B ................................. Sweden 182,809 819,510
Grainger plc ......................................... United Kingdom 256,811 731,891
Mitsui Fudosan Co. Ltd. ................................ Japan 140,077 3,085,161
Nomura Real Estate Holdings, Inc. ........................ Japan 50,909 1,278,142
Sun Hung Kai Properties Ltd. ............................ Hong Kong 152,796 1,630,379
Vonovia SE .......................................... Germany 79,483 1,904,187
13,642,461

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 16.3%
American Homes 4 Rent, A .............................. United States 81,540 $ 2,747,083
AvalonBay Communities, Inc. ............................ United States 17,936 3,080,329
Boardwalk Real Estate Investment Trust .................... Canada 23,558 1,158,735
Camden Property Trust ................................. United States 23,885 2,259,043
Canadian Apartment Properties REIT ...................... Canada 41,832 1,388,343
Equity LifeStyle Properties, Inc. ........................... United States 32,365 2,061,974
UDR, Inc. ........................................... United States 60,966 2,174,657
UNITE Group plc (The) ................................. United Kingdom 119,865 1,306,669
16,176,833
Retail REITs 15.3%
Brixmor Property Group, Inc. ............................. United States 19,380 402,716
CapitaLand Integrated Commercial Trust .................... Singapore 912,872 1,231,801
Carmila SA .......................................... France 39,344 588,429
Link REIT ........................................... Hong Kong 270,969 1,324,955
NETSTREIT Corp. .................................... United States 53,999 841,304
Realty Income Corp. ................................... United States 55,179 2,755,639
Regency Centers Corp. ................................. United States 40,088 2,382,831
Shaftesbury Capital plc ................................. United Kingdom 524,899 733,128
Simon Property Group, Inc. .............................. United States 15,232 1,645,513
SITE Centers Corp. .................................... United States 56,358 694,894
Spirit Realty Capital, Inc. ................................ United States 43,949 1,473,610
Vicinity Ltd. .......................................... Australia 1,052,117 1,140,145
15,214,965
Specialized REITs 15.7%
Big Yellow Group plc ................................... United Kingdom 58,965 671,876
CubeSmart .......................................... United States 27,318 1,041,635
Digital Realty Trust, Inc. ................................ United States 8,177 989,581
Equinix, Inc. ......................................... United States 7,564 5,493,431
National Storage REIT ................................. Australia 486,423 676,821
Public Storage ....................................... United States 15,742 4,148,332
VICI Properties, Inc., A ................................. United States 87,729 2,552,914
15,574,590
Total Common Stocks (Cost $84,997,975) ......................................
98,613,228

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 171 .
Short Term Investments 0.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
c
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value
$402,316)
BNP Paribas Securities Corp. (Maturity Value $178,745)
Deutsche Bank Securities, Inc. (Maturity Value $80,576)
HSBC Securities (USA), Inc. (Maturity Value $142,995)
Collateralized by U.S. Government Agency Securities, 2% - 7%,
1/20/27 - 9/20/53; U.S. Government Agency Strips, 9/15/26 -
11/15/45; U.S. Treasury Bonds, 5.5% - 6.75%, 2/15/26 - 8/15/28;
and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at $410,218) .. 402,141 $ 402,141
Total Repurchase Agreements (Cost $402,141) ..................................
402,141
Total Short Term Investments (Cost $402,141 ) ..................................
402,141
a
Total Investments (Cost $85,400,116) 99.5% ....................................
$99,015,369
Other Assets, less Liabilities 0.5% .............................................
471,236
Net Assets 10 0.0% ...........................................................
$99,486,605
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $1,377,912, representing 1.4% of net assets.
b
Non-income producing.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Growth and Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.6%
Aerospace & Defense 2.7%
L3Harris Technologies, Inc. .............................. United States 970 $ 168,896
Lockheed Martin Corp. ................................. United States 185 75,658
RTX Corp. .......................................... United States 12,470 897,466
1,142,020
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 5,800 904,046
Banks 6.6%
Bank of America Corp. ................................. United States 31,530 863,291
JPMorgan Chase & Co. ................................. United States 12,470 1,808,399
Truist Financial Corp. .................................. United States 5,550 158,786
2,830,476
Beverages 3.5%
Coca-Cola Co. (The) ................................... United States 11,015 616,620
PepsiCo, Inc. ........................................ United States 5,220 884,477
1,501,097
Capital Markets 7.9%
Ares Management Corp., A .............................. United States 8,190 842,505
BlackRock, Inc. ....................................... United States 865 559,214
Blackstone, Inc. ...................................... United States 4,740 507,844
Morgan Stanley ....................................... United States 17,900 1,461,893
3,371,456
Chemicals 0.9%
BASF SE ........................................... Germany 5,720 258,904
Huntsman Corp. ...................................... United States 5,298 129,271
388,175
Commercial Services & Supplies 0.2%
Republic Services, Inc., A ............................... United States 620 88,356
Communications Equipment 2.3%
Cisco Systems, Inc. ................................... United States 18,090 972,518
Consumer Finance 0.3%
American Express Co. ................................. United States 770 114,876
Consumer Staples Distribution & Retail 2.4%
Target Corp. ......................................... United States 3,230 357,141
Walmart, Inc. ........................................ United States 4,070 650,915
1,008,056
Diversified Telecommunication Services 0.2%
TELUS Corp. ........................................ Canada 5,300 86,545
Electric Utilities 4.2%
Duke Energy Corp. .................................... United States 11,365 1,003,075
Evergy, Inc. .......................................... United States 5,715 289,751
NextEra Energy, Inc. ................................... United States 8,600 492,694
1,785,520
Electrical Equipment 2.2%
Eaton Corp. plc ....................................... United States 3,560 759,277
Emerson Electric Co. .................................. United States 1,930 186,380
945,657
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd. ................................... United States 3,575 441,620

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 1.1%
Apollo Global Management, Inc. .......................... United States 5,490 $ 492,782
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 6,040 419,176
Ground Transportation 1.1%
Norfolk Southern Corp. ................................. United States 2,488 489,962
Health Care Equipment & Supplies 3.8%
Becton Dickinson & Co. ................................. United States 1,700 439,501
a
Boston Scientific Corp. ................................. United States 8,490 448,272
Medtronic plc ........................................ United States 9,445 740,110
1,627,883
Health Care Providers & Services 4.1%
HCA Healthcare, Inc. ................................... United States 3,770 927,344
UnitedHealth Group, Inc. ................................ United States 1,635 824,351
1,751,695
Health Care REITs 0.9%
Healthpeak Properties, Inc. .............................. United States 21,623 396,998
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. ..................................... United States 1,845 486,047
Household Products 2.9%
Procter & Gamble Co. (The) ............................. United States 8,540 1,245,644
Industrial REITs 0.3%
Prologis, Inc. ......................................... United States 1,010 113,332
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 430 98,010
Life Sciences Tools & Services 2.3%
Danaher Corp. ....................................... United States 1,425 353,543
Thermo Fisher Scientific, Inc. ............................ United States 1,291 653,465
1,007,008
Machinery 1.2%
Caterpillar, Inc. ....................................... United States 1,050 286,650
Illinois Tool Works, Inc. ................................. United States 910 209,582
496,232
Media 1.2%
Comcast Corp., A ..................................... United States 11,965 530,528
Oil, Gas & Consumable Fuels 10.8%
Canadian Natural Resources Ltd. ......................... Canada 5,570 360,212
Chevron Corp. ....................................... United States 9,540 1,608,635
EOG Resources, Inc. .................................. United States 7,370 934,221
Shell plc, ADR ........................................ Netherlands 13,820 889,732
Suncor Energy, Inc. .................................... Canada 24,220 832,683
4,625,483
Pharmaceuticals 5.7%
AstraZeneca plc, ADR .................................. United Kingdom 6,730 455,756
Bristol-Myers Squibb Co. ................................ United States 5,110 296,584
Johnson & Johnson ................................... United States 9,330 1,453,148
Pfizer, Inc. ........................................... United States 7,320 242,804
2,448,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 1.1%
Mid-America Apartment Communities, Inc. .................. United States 3,725 $ 479,221
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc. ....................................... United States 1,350 1,121,283
Texas Instruments, Inc. ................................. United States 2,285 363,338
1,484,621
Software 2.5%
Oracle Corp. ......................................... United States 10,260 1,086,739
Specialty Retail 2.1%
Lowe's Cos., Inc. ...................................... United States 1,530 317,995
Tractor Supply Co. .................................... United States 2,850 578,693
896,688
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................... United States 605 268,965
Water Utilities 0.6%
Essential Utilities, Inc. .................................. United States 7,739 265,680
Total Common Stocks (Cost $26,479,525) ......................................
36,291,404
Equity-Linked Securities 9.2%
Banks 0.5%
b
UBS AG into Bank of America Corp., 144A, 7%, 11/22/23 ....... United States 7,700 213,694
Capital Markets 0.5%
b
Royal Bank of Canada into Blackstone, Inc., 144A, 9%, 8/30/24 ... United States 2,200 233,080
Chemicals 1.4%
b
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8%, 5/09/24 ........................................ United States 10,400 259,644
b
Royal Bank of Canada into Linde plc, 144A, 6.5%, 11/29/23 ...... United States 900 335,639
595,283
Consumer Finance 0.6%
b
BofA Finance LLC into American Express Co., 144A, 7.25%, 2/12/24 United States 1,800 271,879
Energy Equipment & Services 0.6%
b
JPMorgan Chase Bank NA into Technip Energies NV, 144A, 6%,
7/19/24 ........................................... France 2,100 265,579
Health Care Equipment & Supplies 0.6%
b
Citigroup Global Markets Holdings, Inc. into Boston Scientific Corp.,
144A, 5.5%, 6/21/24 ................................. United States 4,500 238,040
Industrial REITs 0.6%
b
Barclays Bank plc into Prologis, Inc., 144A, 7.5%, 12/29/23 ...... United States 2,200 249,506
Interactive Media & Services 0.9%
b
Goldman Sachs International Bank into Alphabet, Inc., 144A, 6.25%,
3/28/24 ........................................... United States 3,200 381,741
Life Sciences Tools & Services 1.4%
b
Merrill Lynch International & Co. CV into Danaher Corp., 144A, 5.5%,
4/30/24 ........................................... United States 1,400 347,677
b,c
Royal Bank of Canada into Thermo Fisher Scientific, Inc., 144A,
5.5%, 10/09/24 ..................................... United States 500 253,587
601,264

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 171 .
a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Machinery 0.7%
b
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8.5%, 10/17/23 ..................................... United States 1,400 $ 300,095
Oil, Gas & Consumable Fuels 0.8%
b
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 5,300 341,134
Trading Companies & Distributors 0.6%
b
Citigroup Global Markets Holdings, Inc. into United Rentals, Inc.,
144A, 9%, 9/27/24 ................................... United States 600 268,097
Total Equity-Linked Securities (Cost $3,863,761) ................................
3,959,392
Convertible Preferred Stocks 2.3%
Electric Utilities 1.0%
NextEra Energy, Inc., 6.926% ............................ United States 11,710 442,989
Financial Services 1.3%
a
Apollo Global Management, Inc., 6.75% .................... United States 9,600 528,960
a
Total Convertible Preferred Stocks (Cost $1,030,351) ............................
971,949
Total Long Term Investments (Cost $31,373,637) ................................
41,222,745
a
Short Term Investments 4.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
d
Repurchase Agreements 4.8%
d
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value
$2,050,253)
BNP Paribas Securities Corp. (Maturity Value $910,907)
Deutsche Bank Securities, Inc. (Maturity Value $410,625)
HSBC Securities (USA), Inc. (Maturity Value $728,721)
Collateralized by U.S. Government Agency Securities, 2% - 7%,
1/20/27 - 9/20/53; U.S. Government Agency Strips, 9/15/26 -
11/15/45; U.S. Treasury Bonds, 5.5% - 6.75%, 2/15/26 - 8/15/28;
and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at $2,090,526) 2,049,363 2,049,363
Total Repurchase Agreements (Cost $2,049,363) ................................
2,049,363
Total Short Term Investments (Cost $2,049,363 ) .................................
2,049,363
a
Total Investments (Cost $33,423,000) 100.9% ...................................
$43,272,108
Other Assets, less Liabilities (0.9)% ...........................................
(361,512)
Net Assets 100.0% ...........................................................
$42,910,596
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $3,959,392, representing 9.2% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 24.7%
Aerospace & Defense 1.7%
Lockheed Martin Corp. ................................. United States 65,000 $ 26,582,400
Northrop Grumman Corp. ............................... United States 35,000 15,406,650
RTX Corp. .......................................... United States 125,000 8,996,250
50,985,300
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B ............................ United States 60,000 9,352,200
Banks 3.3%
Bank of America Corp. ................................. United States 1,250,000 34,225,000
Citigroup, Inc. ........................................ United States 250,000 10,282,500
Fifth Third Bancorp .................................... United States 530,000 13,424,900
JPMorgan Chase & Co. ................................. United States 120,000 17,402,400
PNC Financial Services Group, Inc. (The) ................... United States 25,000 3,069,250
Truist Financial Corp. .................................. United States 765,000 21,886,650
100,290,700
Beverages 0.4%
Coca-Cola Co. (The) ................................... United States 100,000 5,598,000
PepsiCo, Inc. ........................................ United States 45,000 7,624,800
13,222,800
Biotechnology 0.6%
AbbVie, Inc. ......................................... United States 50,000 7,453,000
Amgen, Inc. ......................................... United States 40,000 10,750,400
18,203,400
Capital Markets 1.6%
Charles Schwab Corp. (The) ............................. United States 205,000 11,254,500
Goldman Sachs Group, Inc. (The) ......................... United States 26,054 8,430,293
Morgan Stanley ....................................... United States 335,144 27,371,210
47,056,003
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 350,000 18,816,000
Consumer Staples Distribution & Retail 0.4%
Target Corp. ......................................... United States 100,000 11,057,000
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. ............................ United States 400,000 12,964,000
Electric Utilities 2.1%
American Electric Power Co., Inc. ......................... United States 100,000 7,522,000
Duke Energy Corp. .................................... United States 150,000 13,239,000
Edison International ................................... United States 100,000 6,329,000
NextEra Energy, Inc. ................................... United States 157,364 9,015,383
Southern Co. (The) .................................... United States 400,000 25,888,000
61,993,383
Ground Transportation 0.7%
Union Pacific Corp. .................................... United States 100,000 20,363,000
Health Care Providers & Services 0.3%
CVS Health Corp. ..................................... United States 125,000 8,727,500
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 17,503,200
Industrial Conglomerates 0.3%
Honeywell International, Inc. ............................. United States 45,391 8,385,533

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.3%
Comcast Corp., A ..................................... United States 225,000 $ 9,976,500
Metals & Mining 0.9%
Newmont Corp. ....................................... United States 99,279 3,668,359
Rio Tinto plc, ADR ..................................... Australia 365,529 23,262,266
26,930,625
Multi-Utilities 1.3%
Dominion Energy, Inc. .................................. United States 400,000 17,868,000
DTE Energy Co. ...................................... United States 100,000 9,928,000
Sempra ............................................. United States 180,000 12,245,400
40,041,400
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp. ....................................... United States 250,000 42,155,000
Exxon Mobil Corp. ..................................... United States 250,000 29,395,000
Shell plc, ADR ........................................ Netherlands 200,000 12,876,000
TotalEnergies SE, ADR ................................. France 300,000 19,728,000
104,154,000
Pharmaceuticals 1.7%
a
Bausch Health Cos., Inc. ................................ United States 750,000 6,165,000
Bristol-Myers Squibb Co. ................................ United States 150,000 8,706,000
Johnson & Johnson ................................... United States 100,000 15,575,000
Merck & Co., Inc. ..................................... United States 75,000 7,721,250
Pfizer, Inc. ........................................... United States 360,000 11,941,200
50,108,450
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc. ................................... United States 80,000 14,007,200
Intel Corp. ........................................... United States 300,000 10,665,000
QUALCOMM, Inc. ..................................... United States 45,000 4,997,700
Texas Instruments, Inc. ................................. United States 363,966 57,874,235
87,544,135
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 9,669,120
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 18,516,000
Total Common Stocks (Cost $640,041,479) .....................................
745,860,249
Equity-Linked Securities 11.3%
Aerospace & Defense 0.5%
b
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 210,000 15,807,315
Air Freight & Logistics 0.2%
b,c
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 39,000 6,038,349
Automobiles 0.6%
b
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 590,500 7,369,495
b
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 340,000 11,158,048
18,527,543
Banks 0.6%
b
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 340,600 9,676,759

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Banks (continued)
b
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9% ,
2/02/24 ........................................... United States 328,400 $ 9,221,157
18,897,916
Biotechnology 1.0%
b
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ......... United States 45,000 11,774,335
b
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 128,500 19,351,174
31,125,509
Broadline Retail 0.6%
b
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 176,390 19,471,956
Capital Markets 0.8%
b
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 160,000 13,142,717
b
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 200,000 10,905,903
24,048,620
Chemicals 0.4%
b
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 110,000 10,436,667
Containers & Packaging 0.5%
b
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 400,000 14,288,661
Electric Utilities 0.6%
b
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 200,000 11,774,625
b
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 102,000 5,915,182
17,689,807
Financial Services 0.2%
b
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 100,000 5,569,764
Ground Transportation 0.5%
b
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
9%, 11/01/23 ....................................... United States 50,750 10,372,358
b
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 20,000 4,057,417
14,429,775
Insurance 0.5%
b,c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 238,200 14,927,497
Machinery 0.5%
b
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 69,700 16,230,290
Media 0.5%
b
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
9/12/24 ........................................... United States 350,000 15,702,305
Metals & Mining 0.3%
b
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 574,000 8,577,176
Oil, Gas & Consumable Fuels 0.7%
b
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 123,425 14,452,375
b
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 47,600 8,043,067
22,495,442

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Pharmaceuticals 0.8%
b
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 260,000 $ 8,832,950
b
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 240,000 14,060,064
22,893,014
Semiconductors & Semiconductor Equipment 1.5%
b
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 364,780 13,256,332
b
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 35,000 19,801,694
b
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 144,400 10,941,392
43,999,418
Total Equity-Linked Securities (Cost $359,317,013) ..............................
341,157,024
Convertible Preferred Stocks 0.1%
Financial Services 0.1%
a
FNMA, 5.375% ....................................... United States 475 2,755,000
a
Total Convertible Preferred Stocks (Cost $37,356,042) ...........................
2,755,000
Principal
Amount
*
Corporate Bonds 49.3%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 11,500,000 11,232,944
Senior Note, 5.15%, 5/01/30 ........................... United States 25,000,000 23,895,248
RTX Corp. , Senior Note , 3.95% , 8/16/25 ....................
United States 7,500,000 7,260,621
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 11,000,000 10,818,012
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 5,000,000 4,928,693
58,135,518
Automobile Components 0.8%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 9,889,407
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 12,940,140
22,829,547
Automobiles 0.8%
Ford Motor Co. ,
d
Senior Bond, 4.346%, 12/08/26 ......................... United States 7,000,000 6,718,065
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,314,931
Senior Bond, 6.1%, 8/19/32 ............................ United States 3,000,000 2,828,828
General Motors Co. ,
Senior Bond, 5.6%, 10/15/32 ........................... United States 5,000,000 4,672,441
Senior Bond, 5.15%, 4/01/38 ........................... United States 7,500,000 6,269,888
22,804,153
Banks 3.7%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,853,884
e
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,917,998
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,487,053
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ..... United States 6,500,000 5,213,036

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 15,000,000 $ 13,854,219
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 10,000,000 10,277,752
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,211,298
Citigroup, Inc. ,
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 12,000,000 11,972,779
Sub. Bond, 4.125%, 7/25/28 ........................... United States 12,500,000 11,381,131
e,f
JPMorgan Chase & Co. , R , Junior Sub. Bond , FRN , 8.934% ,
( 3-month SOFR + 3.562% ), Perpetual .................... United States 3,200,000 3,218,854
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 7,768,995
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,396,119
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 9,473,822
Wells Fargo & Co. ,
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ..... United States 7,500,000 7,105,722
Senior Note, 3.196% to 6/16/26, FRN thereafter, 6/17/27 ...... United States 8,000,000 7,431,848
111,564,510
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 7,500,000 6,014,060
Biotechnology 0.7%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,209,566
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 ...................
United States 10,000,000 9,773,825
19,983,391
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 4,000,000 3,548,253
Building Products 0.7%
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 8,000,000 7,727,370
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,084,994
b
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 11,000,000 10,603,171
20,415,535
Capital Markets 1.0%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN
thereafter , 5/19/29 ................................... United States 7,000,000 6,859,396
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/28/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 8,723,517
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 8,650,000 8,703,892
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 5,700,000 5,295,919
29,582,724
Chemicals 1.7%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 11,838,951
b
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,340,308
b
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 7,530,983
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 7,300,000 7,665,000
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 8,581,371

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
SCIH Salt Holdings, Inc., (continued)
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 8,888,000 $ 7,853,364
52,809,977
Commercial Services & Supplies 0.4%
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 12,656,807
Communications Equipment 1.0%
b
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 9,602,868 9,154,012
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,422,863
b
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 20,000,000 13,098,200
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 4,141,000 2,484,600
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 5,000,000 4,672,996
30,832,671
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 4,287,000 3,499,684
Consumer Finance 2.6%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 9,872,537
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 7,000,000 5,859,593
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 6,070,000 5,630,797
Sub. Bond, 4.2%, 10/29/25 ............................ United States 8,000,000 7,630,057
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,378,459
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 14,096,600
Senior Note, 7.35%, 3/06/30 ........................... United States 1,500,000 1,520,674
General Motors Financial Co., Inc. ,
d
Senior Bond, 6.4%, 1/09/33 ............................ United States 5,000,000 4,887,305
Senior Note, 2.4%, 4/10/28 ............................ United States 6,000,000 5,108,472
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 4,488,166
78,472,660
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 3,000,000 2,276,528
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 3,723,524
6,000,052
Containers & Packaging 1.4%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
d
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 5,700,000 4,764,174
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 5,000,000 4,575,183
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 20,432,000 17,887,703
Senior Secured Note, 144A, 7.875% , 8/15/26 .............. United States 11,000,000 10,624,690
b
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,443,000
42,294,750
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 8,961,383

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.8%
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 $ 4,422,456
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 9,833,425
b
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 10,505,000 9,040,150
23,296,031
Electrical Equipment 0.2%
b
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ....... United States 5,000,000 4,866,846
Energy Equipment & Services 0.5%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 14,500,000 14,623,830
Entertainment 1.1%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 21,339,835
Warnermedia Holdings, Inc. ,
Senior Note, 3.755%, 3/15/27 .......................... United States 6,500,000 6,003,741
Senior Note, 4.279%, 3/15/32 .......................... United States 6,500,000 5,521,179
32,864,755
Financial Services 0.1%
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,685,000 4,333,036
Food Products 0.4%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 5.75% , 4/01/33 ........................... United States 8,000,000 7,326,507
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ............
United States 4,000,000 3,764,157
11,090,664
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 3,988,022
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 7,455,345
11,443,367
Health Care Equipment & Supplies 1.1%
b
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 4,500,000 4,518,990
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 7,500,000 7,445,910
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 4,000,000 3,462,025
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 20,000,000 16,926,252
32,353,177
Health Care Providers & Services 7.0%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 6,380,000 4,908,699
Senior Note, 4.625%, 12/15/29 ......................... United States 10,000,000 9,017,950
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 42,000,000 22,365,000
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 10,668,000
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 40,000,000 38,168,636
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,336,700
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 7,573,694
Senior Bond, 5.25%, 2/21/33 ........................... United States 5,000,000 4,739,090
b
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 1,902,636
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 16,447,226

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. ,
Senior Bond, 5%, 3/15/24 ............................. United States 10,400,000 $ 10,348,294
Senior Bond, 5.5%, 6/01/33 ............................ United States 10,000,000 9,464,410
b
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 7,750,000 5,827,729
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 7,560,963
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 24,031,000 23,275,655
Senior Note, 6.125%, 10/01/28 ......................... United States 9,400,000 8,832,992
Senior Secured Note, 6.125%, 6/15/30 ................... United States 12,500,000 11,734,991
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 9,897,556
212,070,221
Health Care REITs 0.3%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 7,750,000 6,017,664
Senior Bond, 3.5%, 3/15/31 ............................ United States 5,000,000 3,128,449
9,146,113
Hotels, Restaurants & Leisure 3.2%
b
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,000,000 14,807,891
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,250,000 6,088,261
b
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 20,000,000 19,469,382
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,858,072
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,346,811
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 5,940,165
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 7,531,412
b
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,547,200
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 22,408,000 22,053,069
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,587,112
98,229,375
Independent Power and Renewable Electricity Producers 0.5%
b
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 5,000,000 4,457,916
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 5,000,000 4,511,332
b,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 7,800,000 7,125,417
16,094,665
Media 1.2%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,239,780
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,000,000 5,363,078
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 6,000,000 5,333,805
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 5,500,000 5,128,108
b
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,500,000 1,277,589
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,043,600
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 5,020,000 4,898,492
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 7,925,330
36,209,782

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 1.9%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 $ 7,529,844
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 11,930,037
b
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 4,990,929
b
First Quantum Minerals Ltd. , Senior Note , 144A, 8.625% , 6/01/31 . Zambia 9,000,000 8,967,885
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 4,944,513
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,578,113
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,218,096
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 7,912,471
58,071,888
Oil, Gas & Consumable Fuels 2.0%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 15,261,683
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,460,465
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,206,855
b
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 8,947,690
Occidental Petroleum Corp. , Senior Bond , 6.625% , 9/01/30 ......
United States 6,000,000 6,086,040
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 6,500,000 6,440,674
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 7,053,000 6,085,791
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 4,834,202
61,323,400
Passenger Airlines 0.9%
b
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 13,750,000 13,441,350
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 13,687,000 13,012,397
26,453,747
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 8,500,000 7,293,899
Pharmaceuticals 2.7%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,308,113
b
Bausch Health Cos., Inc. ,
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 14,250,000 12,642,600
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 12,000,000 7,482,560
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 10,000,000 5,966,600
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 13,865,000 9,441,372
b
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,593,176
b,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 3,157,437
b,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 6,018,137
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ..................................... Israel 10,000,000 9,828,215
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,371,131
80,809,341
Semiconductors & Semiconductor Equipment 1.0%
b
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 3,910,283
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 8,684,020
Senior Note, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,514,720

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 .......................... United States 4,000,000 $ 3,824,211
Senior Note, 6.75%, 11/01/29 .......................... United States 8,000,000 8,133,519
29,066,753
Software 1.1%
Oracle Corp. ,
Senior Bond, 3.25%, 11/15/27 .......................... United States 5,000,000 4,558,654
Senior Bond, 2.875%, 3/25/31 .......................... United States 15,000,000 12,259,054
Senior Bond, 6.25%, 11/09/32 .......................... United States 6,750,000 6,837,065
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 8,577,669
32,232,442
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 ............................ United States 8,000,000 6,654,386
Senior Bond, 5.65% , 3/15/33 ........................... United States 5,000,000 4,811,913
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 4,223,843
15,690,142
Specialty Retail 0.5%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 13,000,000 12,244,345
b
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 3,199,140
15,443,485
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 8,000,000 7,061,239
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 10,000,000 9,381,787
Senior Note, 4%, 4/15/29 ............................. United States 5,000,000 4,571,154
21,014,180
Tobacco 1.4%
BAT Capital Corp. ,
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 6,000,000 5,836,628
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 30,000,000 27,461,830
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 9,000,000 8,635,708
41,934,166
Trading Companies & Distributors 1.1%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 12,800,000 11,968,935
b
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 8,000,000 7,798,489
b
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,047,894
33,815,318
Wireless Telecommunication Services 0.9%
Sprint LLC ,
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,256,974
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,713,697
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 7,500,000 7,083,007

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 3.375%, 4/15/29 .......................... United States 4,500,000 $ 3,962,046
27,015,724
Total Corporate Bonds (Cost $1,587,179,818) ...................................
1,487,192,022
U.S. Government and Agency Securities 12.1%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 12,156,738
3%, 8/15/52 ........................................ United States 40,000,000 29,157,812
3.625%, 5/15/53 ..................................... United States 42,500,000 35,198,633
4.125%, 8/15/53 ..................................... United States 21,000,000 19,067,344
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 50,000,000 49,446,289
4.5%, 11/30/24 ...................................... United States 25,000,000 24,752,441
4.125%, 8/31/30 ..................................... United States 15,000,000 14,561,719
2.875%, 5/15/32 ..................................... United States 130,000,000 114,130,860
2.75%, 8/15/32 ..................................... United States 75,000,000 64,957,031
Total U.S. Government and Agency Securities (Cost $394,305,471) ................
363,428,867
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 6,828,333 6,778,075
2023-1, A, 5.8%, 1/15/36 .............................. United States 6,300,000 6,147,966
12,926,041
a a a a a a
Total Asset-Backed Securities (Cost $13,128,333) ...............................
12,926,041
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,473,966 1,335,400
Total Mortgage-Backed Securities (Cost $1,561,483) .............................
1,335,400
Total Long Term Investments (Cost $3,032,889,639) .............................
2,954,654,603
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 39,604,797 39,604,797
Total Money Market Funds (Cost $39,604,797) ..................................
39,604,797
Total Short Term Investments (Cost $39,604,797 ) ................................
39,604,797
a
Total Investments (Cost $3,072,494,436) 99.2% ..................................
$2,994,259,400
Other Assets, less Liabilities 0.8% .............................................
23,133,382
Net Assets 100.0% ...........................................................
$3,017,392,782

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following futures contracts outstanding.
See Abbreviations on page 171 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $1,032,667,140, representing 34.2% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
A portion or all of the security is on loan at September 30, 2023.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
See Note 5 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1,250 $ 135,078,125 12/19/23 $ (1,779,200)
U.S. Treasury Ultra Bonds ...................... Long 437 51,866,438 12/19/23 (3,070,965)
Total Futures Contracts ...................................................................... $(4,850,165)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 4,431 $ 881,725
Automobiles 0.9%
a
Tesla, Inc. ........................................... United States 2,932 733,645
Beverages 2.4%
Constellation Brands, Inc., A ............................. United States 1,809 454,656
a
Monster Beverage Corp. ................................ United States 29,973 1,587,070
2,041,726
Broadline Retail 6.5%
a
Amazon.com, Inc. ..................................... United States 42,799 5,440,609
Capital Markets 4.2%
Ares Management Corp., A .............................. United States 10,412 1,071,082
MSCI, Inc., A ......................................... United States 1,601 821,441
S&P Global, Inc. ...................................... United States 4,319 1,578,206
3,470,729
Chemicals 1.9%
Linde plc ............................................ United States 4,289 1,597,009
Commercial Services & Supplies 1.3%
Republic Services, Inc., A ............................... United States 7,701 1,097,470
Electric Utilities 0.8%
NextEra Energy, Inc. ................................... United States 12,052 690,459
Entertainment 1.2%
a
Netflix, Inc. .......................................... United States 2,636 995,354
Financial Services 5.6%
Mastercard, Inc., A .................................... United States 10,311 4,082,228
Visa, Inc., A .......................................... United States 2,610 600,326
4,682,554
Food Products 0.9%
a
Freshpet, Inc. ........................................ United States 3,467 228,406
Lamb Weston Holdings, Inc. ............................. United States 5,984 553,281
781,687
Ground Transportation 2.2%
a
Uber Technologies, Inc. ................................. United States 29,477 1,355,647
Union Pacific Corp. .................................... United States 2,430 494,821
1,850,468
Health Care Equipment & Supplies 2.4%
a
IDEXX Laboratories, Inc. ................................ United States 1,757 768,283
a
Intuitive Surgical, Inc. .................................. United States 4,138 1,209,496
1,977,779
Health Care Providers & Services 2.4%
a
Guardant Health, Inc. .................................. United States 6,088 180,448
UnitedHealth Group, Inc. ................................ United States 3,641 1,835,756
2,016,204
Health Care Technology 0.6%
a
Veeva Systems, Inc., A ................................. United States 2,446 497,639
Hotels, Restaurants & Leisure 1.9%
a
Chipotle Mexican Grill, Inc., A ............................ United States 854 1,564,383

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 9.3%
a
Alphabet, Inc., A ...................................... United States 29,363 $ 3,842,442
a
Meta Platforms, Inc., A ................................. United States 12,083 3,627,437
a
Pinterest, Inc., A ...................................... United States 11,057 298,871
7,768,750
IT Services 1.4%
a
Gartner, Inc. ......................................... United States 1,804 619,872
a
MongoDB, Inc., A ..................................... United States 1,614 558,218
1,178,090
Life Sciences Tools & Services 4.2%
Danaher Corp. ....................................... United States 5,654 1,402,757
Thermo Fisher Scientific, Inc. ............................ United States 1,966 995,130
West Pharmaceutical Services, Inc. ........................ United States 2,851 1,069,724
3,467,611
Personal Care Products 0.3%
a
Oddity Tech Ltd., A .................................... Israel 8,273 234,540
Pharmaceuticals 3.8%
AstraZeneca plc, ADR .................................. United Kingdom 15,875 1,075,055
Eli Lilly & Co. ........................................ United States 3,926 2,108,772
3,183,827
Professional Services 1.2%
Paycom Software, Inc. ................................. United States 1,021 264,715
TransUnion .......................................... United States 10,127 727,017
991,732
Real Estate Management & Development 1.0%
a
CoStar Group, Inc. .................................... United States 10,745 826,183
Semiconductors & Semiconductor Equipment 10.2%
Analog Devices, Inc. ................................... United States 5,710 999,764
a
ARM Holdings plc, ADR ................................ United States 5,200 278,304
ASML Holding NV, ADR ................................ Netherlands 990 582,774
a
Lattice Semiconductor Corp. ............................. United States 7,416 637,257
Monolithic Power Systems, Inc. ........................... United States 3,689 1,704,318
NVIDIA Corp. ........................................ United States 9,963 4,333,805
8,536,222
Software 24.6%
a
Adobe, Inc. .......................................... United States 3,879 1,977,902
a
Atlassian Corp., A ..................................... United States 3,152 635,160
a
BILL Holdings, Inc. .................................... United States 3,802 412,783
a
Confluent, Inc., A ...................................... United States 9,683 286,714
a
Crowdstrike Holdings, Inc., A ............................. United States 5,716 956,744
a
Datadog, Inc., A ...................................... United States 2,439 222,169
a
Fair Isaac Corp. ...................................... United States 713 619,262
a
HubSpot, Inc. ........................................ United States 899 442,757
Intuit, Inc. ........................................... United States 3,048 1,557,345
a
Klaviyo, Inc., A ....................................... United States 1,400 48,300
Microsoft Corp. ....................................... United States 17,240 5,443,529
a
Monday.com Ltd. ...................................... United States 811 129,127
Oracle Corp. ......................................... United States 13,985 1,481,291
Roper Technologies, Inc. ................................ United States 2,375 1,150,165
a
Salesforce, Inc. ....................................... United States 2,137 433,341
a
ServiceNow, Inc. ...................................... United States 4,403 2,461,101
a
Synopsys, Inc. ....................................... United States 3,180 1,459,525

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 171 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Workday, Inc., A ...................................... United States 3,957 $ 850,161
20,567,376
Specialized REITs 0.9%
SBA Communications Corp., A ........................... United States 3,612 723,014
Specialty Retail 0.7%
a
AutoZone, Inc. ....................................... United States 242 614,678
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. .......................................... United States 25,325 4,335,893
Textiles, Apparel & Luxury Goods 0.2%
a
Figs, Inc., A .......................................... United States 23,811 140,485
Total Common Stocks (Cost $35,953,488) ......................................
82,887,841
Short Term Investments 0.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
b
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value
$523,394)
BNP Paribas Securities Corp. (Maturity Value $232,539)
Deutsche Bank Securities, Inc. (Maturity Value $104,825)
HSBC Securities (USA), Inc. (Maturity Value $186,030)
Collateralized by U.S. Government Agency Securities, 2% - 7%,
1/20/27 - 9/20/53; U.S. Government Agency Strips, 9/15/26 -
11/15/45; U.S. Treasury Bonds, 5.5% - 6.75%, 2/15/26 - 8/15/28;
and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at $533,675) .. 523,167 523,167
Total Repurchase Agreements (Cost $523,167) ..................................
523,167
Total Short Term Investments (Cost $523,167 ) ..................................
523,167
a
Total Investments (Cost $36,476,655) 99.9% ....................................
$83,411,008
Other Assets, less Liabilities 0.1% .............................................
42,966
Net Assets 100.0% ...........................................................
$83,453,974
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Global Discovery VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 46,379 $ 6,207,465
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B ............................ United States 39,378 6,137,849
Automobile Components 1.7%
Denso Corp. ......................................... Japan 450,928 7,235,778
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 12,713
7,248,491
Automobiles 1.8%
General Motors Co. .................................... United States 228,446 7,531,865
Banks 5.7%
BNP Paribas SA ...................................... France 133,288 8,474,887
DBS Group Holdings Ltd. ............................... Singapore 323,103 7,934,427
JPMorgan Chase & Co. ................................. United States 50,250 7,287,255
23,696,569
Biotechnology 0.9%
b
Horizon Therapeutics plc ................................ United States 32,041 3,706,823
Building Products 1.6%
Johnson Controls International plc ......................... United States 123,661 6,580,002
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 10,110 6,536,014
Chemicals 1.9%
b,d
Covestro AG, 144A, Reg S .............................. Germany 144,910 7,792,159
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 74,670 7,246,723
Consumer Staples Distribution & Retail 1.8%
Seven & i Holdings Co. Ltd. .............................. Japan 192,114 7,521,555
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 525,641 11,025,748
Electrical Equipment 1.2%
Mitsubishi Electric Corp. ................................ Japan 405,131 5,005,346
Energy Equipment & Services 1.9%
Schlumberger NV ..................................... United States 132,541 7,727,140
Entertainment 3.4%
Activision Blizzard, Inc. ................................. United States 68,906 6,451,669
b
Walt Disney Co. (The) .................................. United States 95,761 7,761,429
14,213,098
Financial Services 5.7%
b
Fiserv, Inc. .......................................... United States 66,605 7,523,701
Global Payments, Inc. .................................. United States 76,531 8,830,912
Voya Financial, Inc. .................................... United States 112,504 7,475,891
23,830,504
Food Products 3.8%
Danone SA .......................................... France 136,389 7,522,554
Kraft Heinz Co. (The) .................................. United States 240,637 8,095,029
15,617,583

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 110,864 $ 8,687,303
Health Care Providers & Services 8.1%
CVS Health Corp. ..................................... United States 128,894 8,999,379
Elevance Health, Inc. .................................. United States 19,823 8,631,331
Fresenius SE & Co. KGaA ............................... Germany 289,401 8,988,436
Humana, Inc. ........................................ United States 14,687 7,145,519
33,764,665
Household Durables 0.6%
DR Horton, Inc. ....................................... United States 22,179 2,383,577
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 107,844 7,604,615
Industrial Conglomerates 1.6%
Siemens AG ......................................... Germany 46,355 6,624,222
Insurance 4.4%
Everest Group Ltd. .................................... United States 22,755 8,457,351
NN Group NV ........................................ Netherlands 227,742 7,300,650
Progressive Corp. (The) ................................ United States 19,298 2,688,212
18,446,213
Interactive Media & Services 1.0%
b
Meta Platforms, Inc., A ................................. United States 13,382 4,017,410
IT Services 1.9%
Capgemini SE ........................................ France 44,391 7,745,587
Machinery 1.4%
Parker-Hannifin Corp. .................................. United States 14,759 5,748,926
Media 2.5%
b
Charter Communications, Inc., A .......................... United States 24,057 10,580,750
Metals & Mining 1.5%
Rio Tinto plc ......................................... Australia 101,801 6,391,814
Oil, Gas & Consumable Fuels 6.5%
BP plc .............................................. United Kingdom 1,218,486 7,853,638
Shell plc ............................................ Netherlands 343,783 10,895,041
Williams Cos., Inc. (The) ................................ United States 246,910 8,318,398
27,067,077
Personal Care Products 2.1%
Haleon plc .......................................... United States 2,115,297 8,767,376
Pharmaceuticals 7.0%
GSK plc ............................................ United States 502,419 9,089,922
Merck & Co., Inc. ..................................... United States 80,224 8,259,061
Novartis AG, ADR ..................................... Switzerland 114,942 11,707,992
29,056,975
Real Estate Management & Development 1.7%
b
CBRE Group, Inc., A ................................... United States 94,885 7,008,206
Semiconductors & Semiconductor Equipment 1.2%
b
Renesas Electronics Corp. .............................. Japan 332,201 5,074,527

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.7%
b
Check Point Software Technologies Ltd. .................... Israel 52,616 $ 7,012,660
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd. ............................ South Korea 152,438 7,688,736
Textiles, Apparel & Luxury Goods 1.1%
b
Capri Holdings Ltd. .................................... United States 32,662 1,718,348
Cie Financiere Richemont SA ............................ Switzerland 24,329 2,962,703
4,681,051
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 246,939 7,752,927
Trading Companies & Distributors 3.8%
b
AerCap Holdings NV ................................... Ireland 142,164 8,909,418
Ferguson plc ......................................... United States 42,884 7,053,131
15,962,549
Total Common Stocks (Cost $328,558,645) .....................................
399,692,100
Principal
Amount
*
Corporate Bonds 0.7%
Pharmaceuticals 0.5%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,546,452
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 399,020
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 59,221
2,004,693
Professional Services 0.1%
d
CoreLogic , Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 614,000 466,751
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 402,000 336,532
Total Corporate Bonds (Cost $3,418,248) .......................................
2,807,976
Senior Floating Rate Interests 1.4%
Commercial Services & Supplies 0.8%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.148%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 2,386,718 2,140,385
First Lien, Dollar CME Term Loan, B, 10.398%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 1,246,000 1,125,817
3,266,202
a a a a a a
Professional Services 0.4%
e,f
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.946% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 1,988,330 1,844,583
Specialty Retail 0.2%
e,f
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 731,064 669,253
Total Senior Floating Rate Interests (Cost $5,659,559) ...........................
5,780,038

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $337,636,452) ...............................
408,280,114
a
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.0%
h
FHLB, 10/02/23 ....................................... United States 7,300,000 7,300,000
h
U.S. Treasury Bills, 11/09/23 ............................. United States 1,000,000 994,416
Total U.S. Government and Agency Securities (Cost $8,293,285) ..................
8,294,416
Total Short Term Investments (Cost $8,293,285 ) .................................
8,294,416
a
Total Investments (Cost $345,929,737) 100.1% ..................................
$416,574,530
Other Assets, less Liabilities (0.1)% ...........................................
(418,291)
Net Assets 10 0.0% ...........................................................
$416,156,239
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $10,600,135, representing 2.5% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 171 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 68 $ 9,020,625 12/18/23 $ 142,632
Foreign Exchange GBP/USD ................... Short 7 534,188 12/18/23 13,152
Total Futures Contracts ...................................................................... $155,784
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 71,009 91,826 10/17/23 $ — $ (5,188)
British Pound ...... BOFA Sell 67,206 87,017 10/17/23 5,018 —
British Pound ...... HSBK Sell 12,050 14,944 10/17/23 241 —
British Pound ...... UBSW Buy 33,910 42,649 10/17/23 — (1,275)
British Pound ...... UBSW Sell 1,495,026 1,956,288 10/17/23 132,196 —
South Korean Won .. HSBK Buy 1,082,908,303 837,839 11/10/23 — (35,532)
South Korean Won .. HSBK Sell 8,215,498,245 6,291,353 11/10/23 204,639 —
South Korean Won .. UBSW Sell 447,389,608 342,447 11/10/23 10,984 —
Japanese Yen ...... BOFA Sell 1,873,799,123 13,076,615 11/17/23 440,795 —
Euro ............. HSBK Buy 29,411 31,765 1/11/24 — (512)
Euro ............. HSBK Sell 658,660 730,056 1/11/24 30,138 —
Euro ............. UBSW Buy 345,877 365,441 1/11/24 2,102 —
Euro ............. UBSW Sell 9,119,964 10,048,075 1/11/24 356,837 —
Total Forward Exchange Contracts ................................................... $1,182,950 $(42,507)
Net unrealized appreciation (depreciation) ............................................ $1,140,443
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Shares VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.5%
Air Freight & Logistics 1.8%
United Parcel Service, Inc., B ............................ United States 227,832 $ 35,512,174
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 51,877
Automobiles 1.8%
General Motors Co. .................................... United States 1,077,749 35,533,385
Banks 5.2%
Bank of America Corp. ................................. United States 1,479,701 40,514,213
JPMorgan Chase & Co. ................................. United States 427,120 61,940,943
102,455,156
Biotechnology 1.0%
b
Horizon Therapeutics plc ................................ United States 166,496 19,261,922
Building Products 2.0%
Johnson Controls International plc ......................... United States 763,483 40,624,930
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 51,855 33,523,739
Construction & Engineering 0.5%
b
WillScot Mobile Mini Holdings Corp. ....................... United States 248,840 10,349,256
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 355,655 34,516,318
Containers & Packaging 1.9%
International Paper Co. ................................. United States 1,053,568 37,370,057
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 643,835 5,797,752
Electronic Equipment, Instruments & Components 2.0%
b
Flex Ltd. ............................................ United States 1,501,843 40,519,724
Energy Equipment & Services 2.0%
Schlumberger NV ..................................... United States 687,875 40,103,112
Entertainment 4.6%
Activision Blizzard, Inc. ................................. United States 536,213 50,205,623
b
Walt Disney Co. (The) .................................. United States 515,231 41,759,473
91,965,096
Financial Services 6.7%
b
Fiserv, Inc. .......................................... United States 461,162 52,092,860
Global Payments, Inc. .................................. United States 396,309 45,730,095
Voya Financial, Inc. .................................... United States 544,933 36,210,798
134,033,753
Food Products 2.4%
Kraft Heinz Co. (The) .................................. United States 1,441,178 48,481,228
Health Care Equipment & Supplies 3.5%
Baxter International, Inc. ................................ United States 789,316 29,788,786
Medtronic plc ........................................ United States 520,728 40,804,246
70,593,032
Health Care Providers & Services 6.0%
CVS Health Corp. ..................................... United States 719,767 50,254,132
Elevance Health, Inc. .................................. United States 82,158 35,773,236

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 68,449 $ 33,301,808
119,329,176
Household Durables 1.6%
DR Horton, Inc. ....................................... United States 289,676 31,131,480
Insurance 3.6%
Everest Group Ltd. .................................... United States 120,111 44,641,656
Progressive Corp. (The) ................................ United States 188,094 26,201,494
70,843,150
Interactive Media & Services 1.4%
b
Meta Platforms, Inc., A ................................. United States 90,702 27,229,647
Machinery 1.5%
Parker-Hannifin Corp. .................................. United States 75,029 29,225,296
Media 4.7%
b
Charter Communications, Inc., A .......................... United States 113,616 49,970,589
Comcast Corp., A ..................................... United States 973,176 43,150,624
93,121,213
Metals & Mining 0.6%
United States Steel Corp. ............................... United States 340,000 11,043,200
Oil, Gas & Consumable Fuels 7.0%
BP plc .............................................. United Kingdom 6,413,651 41,338,589
Chevron Corp. ....................................... United States 316,028 53,288,641
Williams Cos., Inc. (The) ................................ United States 1,336,489 45,026,314
139,653,544
Personal Care Products 1.7%
Kenvue, Inc. ......................................... United States 1,660,405 33,340,932
Pharmaceuticals 6.6%
GSK plc ............................................ United States 2,367,930 42,841,331
Merck & Co., Inc. ..................................... United States 393,359 40,496,309
Novartis AG, ADR ..................................... Switzerland 470,153 47,889,785
131,227,425
Professional Services 3.3%
KBR, Inc. ........................................... United States 559,340 32,967,500
SS&C Technologies Holdings, Inc. ......................... United States 634,786 33,351,656
66,319,156
Real Estate Management & Development 2.4%
b
CBRE Group, Inc., A ................................... United States 634,271 46,847,256
Retail REITs 2.1%
Brixmor Property Group, Inc. ............................. United States 2,044,338 42,481,344
Software 3.0%
Gen Digital, Inc. ...................................... United States 1,669,515 29,517,025
Oracle Corp. ......................................... United States 282,342 29,905,665
59,422,690
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.2%
Tapestry, Inc. ........................................ United States 832,922 $ 23,946,507
Tobacco 2.0%
British American Tobacco plc ............................. United Kingdom 1,248,429 39,195,830
Trading Companies & Distributors 1.6%
Ferguson plc ......................................... United States 199,368 32,790,055
Wireless Telecommunication Services 2.1%
b
T-Mobile US, Inc. ..................................... United States 295,548 41,391,497
Total Common Stocks (Cost $1,508,431,141) ....................................
1,819,231,909
Principal
Amount
*
Corporate Bonds 2.0%
Hotels, Restaurants & Leisure 0.1%
d
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 2,650,200 2,843,609
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 3,434,000 1,747,751
Professional Services 0.1%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 2,975,000 2,261,536
Software 0.9%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 21,124,000 17,683,843
Specialty Retail 0.8%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 17,148,000 10,092,027
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,229,000 5,132,155
15,224,182
Total Corporate Bonds (Cost $49,380,689) ......................................
39,760,921
Senior Floating Rate Interests 2.8%
Commercial Services & Supplies 0.8%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.148%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 11,265,366 10,102,668
First Lien, Dollar CME Term Loan, B, 10.398%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 6,013,000 5,433,016
15,535,684
a a a a a a
Professional Services 0.4%
e,f
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.946% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 8,979,988 8,330,780
e
Software 1.4%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.931% ,
( 1-month SOFR + 5.5% ), 2/27/26 ........................ United States 6,640,700 6,634,789
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 13.019% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 9,008,458
Veritas US, Inc. , 2021 Dollar Term Loan, B , 10.446% , ( 1-month
SOFR + 5% ), 9/01/25 ................................. United States 14,678,474 12,802,418
28,445,665
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Specialty Retail 0.2%
e,f
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 3,496,403 $ 3,200,782
Total Senior Floating Rate Interests (Cost $60,615,178) ..........................
55,512,911
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,618,427,008) .............................
1,914,505,741
a
Short Term Investments 3.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.7%
h
FHLB, 10/02/23 ....................................... United States 73,500,000 73,500,000
Total U.S. Government and Agency Securities (Cost $73,489,383) .................
73,500,000
Total Short Term Investments (Cost $73,489,383 ) ................................
73,500,000
a
Total Investments (Cost $1,691,916,391) 100.0% ................................
$1,988,005,741
Securities Sold Short (0.3)% ..................................................
(5,436,427)
Other Assets, less Liabilities 0.3% .............................................
5,143,622
Net Assets 100.0% ...........................................................
$1,987,712,936
a a a
Shares
Securities Sold Short (0.3)%
Common Stocks (0.3)%
Metals & Mining (0.3)%
Cleveland-Cliffs, Inc. ................................... United States 347,820 (5,436,427)
Total Common Stocks (Proceeds $5,182,553) ...................................
(5,436,427)
Total Securities Sold Short (Proceeds $5,182,553) ...............................
$(5,436,427)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $39,760,921, representing 2.0% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 125 $ 9,539,062 12/18/23 $ 234,848
Total Futures Contracts ...................................................................... $234,848
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 129,717 165,241 10/17/23 $ — $ (6,973)
British Pound ...... BOFA Sell 217,421 281,512 10/17/23 16,236 —
British Pound ...... HSBK Sell 172,907 214,424 10/17/23 3,459 —
British Pound ...... UBSW Buy 454,041 569,500 10/17/23 — (15,522)
British Pound ...... UBSW Sell 5,234,754 6,834,632 10/17/23 447,670 —
Total Forward Exchange Contracts ................................................... $467,365 $(22,495)
Net unrealized appreciation (depreciation) ............................................ $444,870
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 171 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Rising Dividends VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 3.3%
General Dynamics Corp. ................................ United States 85,152 $ 18,816,037
RTX Corp. .......................................... United States 361,746 26,034,860
44,850,897
Air Freight & Logistics 1.9%
United Parcel Service, Inc. , B ............................ United States 161,217 25,128,894
Banks 1.5%
JPMorgan Chase & Co. ................................. United States 139,025 20,161,405
Beverages 1.9%
PepsiCo, Inc. ........................................ United States 148,630 25,183,867
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 141,736 21,127,168
Building Products 2.5%
Carlisle Cos., Inc. ..................................... United States 59,702 15,478,341
Johnson Controls International plc ......................... United States 357,310 19,012,465
34,490,806
Capital Markets 1.3%
Nasdaq, Inc. ......................................... United States 376,700 18,303,853
Chemicals 9.3%
Air Products and Chemicals, Inc. .......................... United States 122,867 34,820,508
Albemarle Corp. ...................................... United States 77,010 13,094,780
Ecolab, Inc. .......................................... United States 99,809 16,907,645
Linde plc ............................................ United States 138,732 51,656,860
Sherwin-Williams Co. (The) .............................. United States 35,400 9,028,770
125,508,563
Commercial Services & Supplies 1.7%
Cintas Corp. ......................................... United States 46,772 22,497,800
Consumer Staples Distribution & Retail 3.0%
Target Corp. ......................................... United States 166,337 18,391,882
Walmart, Inc. ........................................ United States 139,108 22,247,543
40,639,425
Electrical Equipment 1.0%
nVent Electric plc ..................................... United States 268,926 14,250,389
Financial Services 2.7%
Visa, Inc. , A .......................................... United States 156,662 36,033,827
Food Products 2.4%
McCormick & Co., Inc. ................................. United States 223,994 16,942,906
Mondelez International, Inc. , A ............................ United States 230,400 15,989,760
32,932,666
Ground Transportation 2.0%
JB Hunt Transport Services, Inc. .......................... United States 63,830 12,033,231
Norfolk Southern Corp. ................................. United States 74,847 14,739,620
26,772,851
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................... United States 248,295 24,047,371
Becton Dickinson & Co. ................................. United States 137,465 35,538,827
Medtronic plc ........................................ United States 277,654 21,756,967

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................................ United States 175,545 $ 47,971,182
129,314,347
Health Care Providers & Services 3.3%
CVS Health Corp. ..................................... United States 30,893 2,156,949
UnitedHealth Group, Inc. ................................ United States 84,700 42,704,893
44,861,842
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp. ..................................... United States 100,399 26,449,113
Starbucks Corp. ...................................... United States 77,500 7,073,425
33,522,538
Household Products 2.7%
Colgate-Palmolive Co. ................................. United States 196,840 13,997,292
Procter & Gamble Co. (The) ............................. United States 157,894 23,030,419
37,027,711
Industrial Conglomerates 2.2%
Honeywell International, Inc. ............................. United States 163,375 30,181,897
Insurance 0.9%
Erie Indemnity Co. , A ................................... United States 39,470 11,595,891
IT Services 2.8%
Accenture plc , A ...................................... United States 123,478 37,921,329
Life Sciences Tools & Services 2.9%
Danaher Corp. ....................................... United States 48,900 12,132,090
West Pharmaceutical Services, Inc. ........................ United States 71,701 26,902,932
39,035,022
Machinery 1.9%
Donaldson Co., Inc. ................................... United States 134,297 8,009,473
Dover Corp. ......................................... United States 124,188 17,325,468
25,334,941
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp. ....................................... United States 119,994 20,233,388
EOG Resources, Inc. .................................. United States 113,161 14,344,288
Exxon Mobil Corp. ..................................... United States 118,461 13,928,645
48,506,321
Pharmaceuticals 2.4%
Johnson & Johnson ................................... United States 155,329 24,192,492
Pfizer, Inc. ........................................... United States 265,715 8,813,766
33,006,258
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc. ................................... United States 211,094 36,960,448
Texas Instruments, Inc. ................................. United States 209,468 33,307,507
70,267,955
Software 13.2%
Microsoft Corp. ....................................... United States 394,928 124,698,516
Roper Technologies, Inc. ................................ United States 111,483 53,988,987
178,687,503
Specialty Retail 3.7%
Lowe's Cos., Inc. ...................................... United States 132,400 27,518,016

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ..................................... United States 202,030 $ 22,819,289
50,337,305
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 23,400 4,006,314
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. , B ......................................... United States 220,284 21,063,556
Trading Companies & Distributors 1.6%
WW Grainger, Inc. ..................................... United States 30,893 21,373,013
Total Common Stocks (Cost $ 523,996,715 ) .....................................
1,303,926,154
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 5.019% .... United States 36,530,815 36,530,815
Total Money Market Funds (Cost $ 36,530,815 ) ..................................
36,530,815
Total Short Term Investments (Cost $ 36,530,815 ) ................................
36,530,815
a
Total Investments (Cost $ 560,527,530 ) 99 .2% ...................................
$1,340,456,969
Other Assets, less Liabilities 0 .8% .............................................
11,243,878
Net Assets 100.0% ...........................................................
$1,351,700,847
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Small Cap Value VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 3.7%
Melrose Industries plc .................................. United Kingdom 1,649,617 $ 9,402,701
QinetiQ Group plc ..................................... United Kingdom 3,867,640 14,977,875
Senior plc ........................................... United Kingdom 6,448,089 12,822,669
37,203,245
Automobile Components 4.2%
a
Adient plc ........................................... United States 573,508 21,047,744
a
Atmus Filtration Technologies, Inc. ........................ United States 465,045 9,696,188
LCI Industries ........................................ United States 98,388 11,552,719
42,296,651
Banks 12.3%
Atlantic Union Bankshares Corp. .......................... United States 97,582 2,808,410
Camden National Corp. ................................. United States 215,383 6,078,108
Columbia Banking System, Inc. ........................... United States 1,186,647 24,088,934
First Bancorp ........................................ United States 115,414 3,247,750
First Commonwealth Financial Corp. ....................... United States 175,965 2,148,533
First Interstate BancSystem , Inc., A ........................ United States 707,029 17,633,303
German American Bancorp, Inc. .......................... United States 201,906 5,469,634
Peoples Bancorp, Inc. .................................. United States 284,466 7,219,747
Seacoast Banking Corp. of Florida ........................ United States 377,790 8,296,268
SouthState Corp. ..................................... United States 314,139 21,160,403
TriCo Bancshares ..................................... United States 255,070 8,169,892
WSFS Financial Corp. .................................. United States 473,888 17,296,912
123,617,894
Building Products 5.6%
Insteel Industries, Inc. .................................. United States 115,153 3,737,866
a
Masonite International Corp. ............................. United States 160,999 15,008,327
UFP Industries, Inc. .................................... United States 272,503 27,904,307
Zurn Elkay Water Solutions Corp. ......................... United States 359,646 10,077,281
56,727,781
Capital Markets 0.8%
Piper Sandler Cos. .................................... United States 55,002 7,992,341
Chemicals 4.5%
Ashland, Inc. ......................................... United States 6,149 502,250
Avient Corp. ......................................... United States 404,375 14,282,525
a
Elementis plc ........................................ United Kingdom 10,185,228 15,361,424
Olin Corp. ........................................... United States 51,603 2,579,118
Tronox Holdings plc ................................... United States 946,906 12,726,417
45,451,734
Commercial Services & Supplies 0.6%
HNI Corp. ........................................... United States 189,475 6,561,519
Communications Equipment 1.3%
a
Clearfield, Inc. ........................................ United States 259,093 7,425,606
a
NetScout Systems, Inc. ................................. United States 197,611 5,537,060
12,962,666
Construction & Engineering 3.0%
Primoris Services Corp. ................................. United States 526,839 17,243,441
Stantec , Inc. ......................................... Canada 118,277 7,674,116
a
WillScot Mobile Mini Holdings Corp. ....................... United States 128,093 5,327,388
30,244,945

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.1%
a
Summit Materials, Inc., A ................................ United States 31,476 $ 980,163
Consumer Finance 0.5%
Bread Financial Holdings, Inc. ............................ United States 143,640 4,912,488
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................... United States 579,394 9,693,262
Electric Utilities 0.5%
IDACORP, Inc. ....................................... United States 50,402 4,720,147
Electrical Equipment 1.2%
Regal Rexnord Corp. .................................. United States 83,758 11,967,343
Electronic Equipment, Instruments & Components 3.3%
Benchmark Electronics, Inc. ............................. United States 414,754 10,061,932
a
Coherent Corp. ....................................... United States 84,962 2,773,160
CTS Corp. .......................................... United States 12,208 509,562
a
Knowles Corp. ....................................... United States 1,320,539 19,557,182
32,901,836
Energy Equipment & Services 2.7%
TechnipFMC plc ...................................... United Kingdom 1,363,030 27,724,030
Food Products 4.2%
Glanbia plc .......................................... Ireland 1,743,257 28,768,781
Maple Leaf Foods, Inc. ................................. Canada 708,507 13,614,101
42,382,882
Health Care Equipment & Supplies 2.9%
a
Envista Holdings Corp. ................................. United States 515,236 14,364,780
a
Integer Holdings Corp. ................................. United States 186,339 14,614,568
28,979,348
Hotel & Resort REITs 1.3%
Sunstone Hotel Investors, Inc. ............................ United States 1,381,590 12,917,867
Hotels, Restaurants & Leisure 4.7%
Boyd Gaming Corp. ................................... United States 103,705 6,308,375
a
Brinker International, Inc. ............................... United States 217,934 6,884,535
Dalata Hotel Group plc ................................. Ireland 1,483,525 6,297,056
a
Hilton Grand Vacations, Inc. ............................. United States 510,297 20,769,088
Jack in the Box, Inc. ................................... United States 106,790 7,374,918
47,633,972
Household Durables 0.8%
Century Communities, Inc. .............................. United States 36,343 2,426,985
a
M/I Homes, Inc. ....................................... United States 34,872 2,930,643
Meritage Homes Corp. ................................. United States 15,247 1,866,080
a
Taylor Morrison Home Corp., A ........................... United States 15,701 669,020
7,892,728
Industrial REITs 0.3%
STAG Industrial, Inc. ................................... United States 76,953 2,655,648
Insurance 6.7%
CNO Financial Group, Inc. .............................. United States 811,855 19,265,319
Hanover Insurance Group, Inc. (The) ....................... United States 276,929 30,733,580
Horace Mann Educators Corp. ........................... United States 597,565 17,556,460
67,555,359

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 4.0%
Brunswick Corp. ...................................... United States 98,391 $ 7,772,889
a
Mattel, Inc. .......................................... United States 1,484,513 32,703,821
40,476,710
Machinery 3.0%
Columbus McKinnon Corp. .............................. United States 430,640 15,033,642
Mueller Water Products, Inc., A ........................... United States 1,177,933 14,936,191
Timken Co. (The) ..................................... United States 6,663 489,664
30,459,497
Metals & Mining 1.1%
Alcoa Corp. .......................................... United States 15,655 454,934
Commercial Metals Co. ................................. United States 98,238 4,853,940
Ryerson Holding Corp. ................................. United States 195,502 5,687,153
10,996,027
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 61,365 3,104,455
Office REITs 1.2%
Highwoods Properties, Inc. .............................. United States 586,584 12,089,496
Oil, Gas & Consumable Fuels 6.0%
Crescent Point Energy Corp. ............................. Canada 4,472,156 37,073,162
a
Green Plains, Inc. ..................................... United States 780,806 23,502,261
60,575,423
Paper & Forest Products 1.0%
Louisiana-Pacific Corp. ................................. United States 184,915 10,220,252
Professional Services 1.2%
ICF International, Inc. .................................. United States 20,275 2,449,423
Kforce , Inc. .......................................... United States 168,737 10,066,849
12,516,272
Real Estate Management & Development 0.3%
Colliers International Group, Inc. .......................... Canada 38,004 3,619,881
Semiconductors & Semiconductor Equipment 3.2%
a
Cohu , Inc. ........................................... United States 434,840 14,975,889
a
Onto Innovation, Inc. ................................... United States 133,165 16,981,201
31,957,090
Software 3.4%
a
ACI Worldwide, Inc. .................................... United States 1,538,970 34,719,163
Specialty Retail 0.8%
a
Children's Place, Inc. (The) .............................. United States 226,368 6,118,727
Group 1 Automotive, Inc. ................................ United States 6,189 1,663,046
7,781,773
Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc. ......................................... United States 111,196 7,689,203
Dr. Martens plc ....................................... United Kingdom 3,627,988 6,214,255
13,903,458
Trading Companies & Distributors 5.2%
Herc Holdings, Inc. .................................... United States 126,141 15,003,211

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 171 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
McGrath RentCorp .................................... United States 369,522 $ 37,040,885
52,044,096
Total Common Stocks (Cost $914,071,271) .....................................
990,439,442
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 17,375,015 17,375,015
Total Money Market Funds (Cost $17,375,015) ..................................
17,375,015
Total Short Term Investments (Cost $17,375,015 ) ................................
17,375,015
a
Total Investments (Cost $931,446,286) 100.0% ..................................
$1,007,814,457
Other Assets, less Liabilities 0.0%
†
............................................
(127,145)
Net Assets 100.0% ...........................................................
$1,007,687,312
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.9%
Aerospace & Defense 2.7%
a
Axon Enterprise, Inc. ................................... United States 23,600 $ 4,696,164
a
TransDigm Group, Inc. ................................. United States 7,000 5,901,910
10,598,074
Automobile Components 0.4%
a
Mobileye Global, Inc., A ................................. Israel 40,800 1,695,240
Beverages 0.5%
a
Celsius Holdings, Inc. .................................. United States 11,500 1,973,400
Biotechnology 2.8%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 13,700 2,426,270
a
BioMarin Pharmaceutical, Inc. ............................ United States 12,800 1,132,544
a
Neurocrine Biosciences, Inc. ............................. United States 18,400 2,070,000
a
PTC Therapeutics, Inc. ................................. United States 26,300 589,383
a
Seagen , Inc. ......................................... United States 18,800 3,988,420
a
Vaxcyte , Inc. ......................................... United States 13,400 683,132
10,889,749
Building Products 1.8%
Trane Technologies plc ................................. United States 34,000 6,898,940
Capital Markets 6.7%
Ares Management Corp., A .............................. United States 68,500 7,046,595
Blue Owl Capital, Inc., A ................................ United States 70,000 907,200
LPL Financial Holdings, Inc. ............................. United States 24,000 5,703,600
MSCI, Inc., A ......................................... United States 11,700 6,003,036
Nasdaq, Inc. ......................................... United States 64,200 3,119,478
Tradeweb Markets, Inc., A ............................... United States 42,200 3,384,440
26,164,349
Chemicals 0.8%
Albemarle Corp. ...................................... United States 18,000 3,060,720
Commercial Services & Supplies 1.2%
Republic Services, Inc., A ............................... United States 33,300 4,745,583
Communications Equipment 1.6%
a
Arista Networks, Inc. ................................... United States 33,100 6,088,083
Containers & Packaging 0.9%
Avery Dennison Corp. .................................. United States 19,900 3,635,133
Electrical Equipment 1.5%
AMETEK, Inc. ........................................ United States 15,500 2,290,280
Rockwell Automation, Inc. ............................... United States 12,200 3,487,614
5,777,894
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., A .................................... United States 51,600 4,333,884
a
Zebra Technologies Corp., A ............................. United States 8,500 2,010,505
6,344,389
Energy Equipment & Services 0.6%
Halliburton Co. ....................................... United States 57,700 2,336,850
Entertainment 1.0%
a
ROBLOX Corp., A ..................................... United States 138,300 4,005,168
Financial Services 1.2%
a
Block, Inc., A ......................................... United States 79,100 3,500,966

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Toast, Inc., A ......................................... United States 72,900 $ 1,365,417
4,866,383
Food Products 1.5%
a
Freshpet , Inc. ........................................ United States 36,300 2,391,444
Lamb Weston Holdings, Inc. ............................. United States 36,500 3,374,790
5,766,234
Ground Transportation 1.5%
Old Dominion Freight Line, Inc. ........................... United States 14,450 5,912,073
Health Care Equipment & Supplies 5.6%
a
Dexcom , Inc. ......................................... United States 67,652 6,311,932
a
IDEXX Laboratories, Inc. ................................ United States 13,150 5,750,100
a
Inari Medical, Inc. ..................................... United States 40,900 2,674,860
a
Insulet Corp. ......................................... United States 18,700 2,982,463
a
Penumbra, Inc. ....................................... United States 17,200 4,160,852
21,880,207
Health Care Providers & Services 0.7%
a
HealthEquity , Inc. ..................................... United States 38,300 2,797,815
Health Care Technology 1.8%
a
Certara , Inc. ......................................... United States 39,900 580,146
a
Veeva Systems, Inc., A ................................. United States 32,700 6,652,815
7,232,961
Hotels, Restaurants & Leisure 4.3%
a,b
Cava Group, Inc. ...................................... United States 23,400 716,742
Darden Restaurants, Inc. ............................... United States 33,800 4,840,836
a
DoorDash , Inc., A ..................................... United States 27,400 2,177,478
a
Expedia Group, Inc. ................................... United States 47,200 4,864,904
Wingstop , Inc. ........................................ United States 11,300 2,032,192
Wynn Resorts Ltd. .................................... United States 24,900 2,301,009
16,933,161
Household Durables 0.7%
a
NVR, Inc. ........................................... United States 482 2,874,311
Industrial REITs 0.7%
Terreno Realty Corp. ................................... United States 49,150 2,791,720
Insurance 0.8%
Arthur J Gallagher & Co. ................................ United States 13,800 3,145,434
Interactive Media & Services 2.4%
a
Match Group, Inc. ..................................... United States 110,024 4,310,190
a
Pinterest, Inc., A ...................................... United States 186,000 5,027,580
9,337,770
IT Services 3.6%
a
Cloudflare , Inc., A ..................................... United States 51,000 3,215,040
a
EPAM Systems, Inc. ................................... United States 9,000 2,301,210
a
Gartner, Inc. ......................................... United States 15,400 5,291,594
a
MongoDB, Inc., A ..................................... United States 9,400 3,251,084
14,058,928
Leisure Products 1.6%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 6,372,647

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 6.0%
a
10X Genomics, Inc., A .................................. United States 60,700 $ 2,503,875
Agilent Technologies, Inc. ............................... United States 52,000 5,814,640
a
Mettler -Toledo International, Inc. .......................... United States 4,680 5,185,768
a
Repligen Corp. ....................................... United States 18,000 2,862,180
West Pharmaceutical Services, Inc. ........................ United States 18,500 6,941,385
23,307,848
Machinery 1.6%
IDEX Corp. .......................................... United States 16,950 3,525,939
Xylem, Inc. .......................................... United States 27,900 2,539,737
6,065,676
Media 0.4%
New York Times Co. (The), A ............................. United States 33,400 1,376,080
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy, Inc. .................................. United States 28,300 4,696,668
Hess Corp. .......................................... United States 25,100 3,840,300
Targa Resources Corp. ................................. United States 31,100 2,665,892
11,202,860
Passenger Airlines 0.8%
Delta Air Lines, Inc. .................................... United States 83,700 3,096,900
Personal Care Products 1.2%
a
BellRing Brands, Inc. ................................... United States 95,100 3,920,973
a,b
Oddity Tech Ltd., A .................................... Israel 29,600 839,160
4,760,133
Pharmaceuticals 0.9%
a
Jazz Pharmaceuticals plc ............................... United States 26,900 3,481,936
Professional Services 5.4%
Paychex, Inc. ........................................ United States 63,100 7,277,323
a
Paylocity Holding Corp. ................................. United States 20,150 3,661,255
TransUnion .......................................... United States 70,600 5,068,374
Verisk Analytics, Inc., A ................................. United States 21,000 4,961,040
20,967,992
Residential REITs 1.0%
Equity LifeStyle Properties, Inc. ........................... United States 58,800 3,746,148
Semiconductors & Semiconductor Equipment 3.9%
a
ARM Holdings plc, ADR ................................ United States 19,900 1,065,048
a
Lattice Semiconductor Corp. ............................. United States 56,755 4,876,957
Monolithic Power Systems, Inc. ........................... United States 10,850 5,012,700
a
SiTime Corp. ......................................... United States 25,000 2,856,250
a
Wolfspeed , Inc. ....................................... United States 33,500 1,276,350
15,087,305
Software 11.4%
a
Alkami Technology, Inc. ................................. United States 120,625 2,197,788
a
ANSYS, Inc. ......................................... United States 17,600 5,236,880
a
Arteris , Inc. .......................................... United States 146,100 951,111
a
Atlassian Corp., A ..................................... United States 17,300 3,486,123
a
BILL Holdings, Inc. .................................... United States 18,248 1,981,185
a
Crowdstrike Holdings, Inc., A ............................. United States 46,300 7,749,693
a
Datadog , Inc., A ...................................... United States 37,900 3,452,311
a
Fair Isaac Corp. ...................................... United States 5,900 5,124,327
a
HubSpot , Inc. ........................................ United States 9,300 4,580,250

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Klaviyo , Inc., A ....................................... United States 1,600 $ 55,200
a
Monday.com Ltd. ...................................... United States 15,000 2,388,300
a
Synopsys, Inc. ....................................... United States 8,550 3,924,193
a
Workday, Inc., A ...................................... United States 15,600 3,351,660
44,479,021
Specialized REITs 0.7%
SBA Communications Corp., A ........................... United States 14,557 2,913,875
Specialty Retail 4.9%
a
AutoZone, Inc. ....................................... United States 1,500 3,809,985
a
Burlington Stores, Inc. .................................. United States 21,600 2,922,480
a
Five Below, Inc. ....................................... United States 18,550 2,984,695
Ross Stores, Inc. ..................................... United States 40,000 4,518,000
Tractor Supply Co. .................................... United States 23,637 4,799,493
19,034,653
Textiles, Apparel & Luxury Goods 0.8%
a
Lululemon Athletica , Inc. ................................ United States 8,600 3,316,246
Trading Companies & Distributors 1.5%
Fastenal Co. ......................................... United States 106,100 5,797,304
Total Common Stocks (Cost $298,558,717) .....................................
366,817,193
Convertible Preferred Stocks 1.2%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 48,915 864,362
a
Software 1.0%
a,c,d
Benchling , Inc., F ..................................... United States 35,200 478,822
a,c,d
Blaize , Inc., D ........................................ United States 11,970 18,750
a,c,d
Blaize , Inc., D ........................................ United States 194,302 304,350
a,c,d
Blaize , Inc., D-2 ...................................... United States 82,758 61,717
a,c,d
Databricks , Inc., G .................................... United States 25,878 1,902,033
a,c,d
OneTrust LLC, C ...................................... United States 82,367 1,233,727
3,999,399
Total Convertible Preferred Stocks (Cost $7,884,932) ............................
4,863,761
Warrants
Warrants 0.0%
Software 0.0%
a,c,d
Blaize , Inc., 9/19/25 ................................... United States 8,275 —
a,c,d
Blaize , Inc., 12/09/25 ................................... United States 1 —
a,c,d
Blaize , Inc., 8/23/33 ................................... United States 1 —
a,c,d
Blaize , Inc., D, 2/28/24 ................................. United States 26,474 —
—
Total Warrants (Cost $7) ......................................................
—
Principal
Amount
*
Convertible Bonds 0.1%
Software 0.1%
c,d
Blaize , Inc. , 10% , 1/03/25 ............................... United States 195,400 195,400
Total Convertible Bonds (Cost $195,400) .......................................
195,400

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 171 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.0%
†
Software 0.0%
†
c,d
Blaize , Inc. , 10% , 12/09/24 .............................. United States 64,369 $ 64,375
Total Corporate Bonds (Cost $64,368) .........................................
64,375
Total Long Term Investments (Cost $306,703,424) ...............................
371,940,729
a
Short Term Investments 5.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 20,285,565 20,285,565
Total Money Market Funds (Cost $20,285,565) ..................................
20,285,565
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 1,192,500 1,192,500
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,192,500) ............................................................
1,192,500
Total Short Term Investments (Cost $21,478,065 ) ................................
21,478,065
a
Total Investments (Cost $328,181,489) 100.7% ..................................
$393,418,794
Other Assets, less Liabilities (0.7)% ...........................................
(2,849,647)
Net Assets 100.0% ...........................................................
$390,569,147
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2023.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.8%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Media 0.0%
†
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 32,870
b
iHeartMedia, Inc., A .................................... United States 8,526 26,942
59,812
Oil, Gas & Consumable Fuels 0.8%
b
Amplify Energy Corp. .................................. United States 431 3,168
Birch Permian Holdings, Inc. ............................. United States 32,342 408,318
b
Quarternorth Energy Holding, Inc. ......................... United States 14,902 1,981,966
2,393,452
Total Common Stocks (Cost $3,027,537) .......................................
2,453,264
Management Investment Companies 3.9%
Capital Markets 3.9%
d
Franklin Floating Rate Income Fund ....................... United States 1,392,265 11,152,039
Total Management Investment Companies (Cost $11,925,899) ....................
11,152,039
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g,h
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 31,172 726
Total Convertible Bonds (Cost $8,606) .........................................
726
Corporate Bonds 50.8%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 605,076
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 669,067
h
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 900,000 885,110
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 400,000 394,296
2,553,549
Air Freight & Logistics 0.3%
h
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 287,391
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 475,421
762,812
Automobile Components 0.9%
h
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 300,000 300,734
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 200,000 198,595
h
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 755,160
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 242,822

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 $ 496,747
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 690,141
2,684,199
Automobiles 0.2%
h
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 800,000 684,916
Banks 6.2%
h,i
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 250,000 249,482
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 223,838
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 800,000 710,664
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 1,000,000 944,534
h
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 400,000 384,290
Senior Note, 144A, 2.219% to 6/08/25, FRN thereafter, 6/09/26 . France 500,000 466,728
h
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 705,087
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,584,069
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 640,221
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 230,617
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 876,049
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 529,750
JPMorgan Chase & Co. ,
g,i
R, Junior Sub. Bond, FRN, 8.934%, (3-month SOFR + 3.562%),
Perpetual ......................................... United States 213,000 214,255
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,141,012
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 811,055
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 700,000 687,779
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 471,063
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 900,000 890,448
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 500,000 493,304
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ............
Canada 900,000 876,393
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 700,215
h
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 800,000 606,251
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 700,000 617,466
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 962,196
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 791,428
h
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 382,702
Wells Fargo & Co. , Senior Note , 4.54% to 8/14/25, FRN thereafter ,
8/15/26 ........................................... United States 500,000 485,748
17,676,644

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 $ 712,285
h
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 856,080
1,568,365
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 618,074
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 400,000 355,899
Senior Bond, 5.25%, 3/02/33 ........................... United States 700,000 669,481
1,643,454
Broadline Retail 0.0%
a,e,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,360 —
a,e,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 564,697 —
—
Building Products 0.8%
h
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 300,000 289,776
h
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 477,245
h
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 800,000 771,140
h
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 451,624
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 165,849
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 154,847
2,310,481
Capital Markets 2.3%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 781,740
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 400,000 271,442
Senior Note, 5.7%, 11/01/24 ........................... United States 500,000 498,264
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 288,785
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 883,276
h
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 800,000 688,448
Morgan Stanley , Senior Bond , 3.591% , 7/22/28 ...............
United States 809,000 738,508
h
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 925,283
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 400,000 384,262
h
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 300,000 299,017
h
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 700,000 691,344
6,450,369

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.8%
h
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 $ 542,005
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 450,000 443,961
h
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 579,068
h
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 269,922
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 691,237
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 400,000 390,249
h
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 757,286
h
Kobe US Midco 2, Inc. , Senior Note , 144A, 9.25% , 11/01/26 ..... United States 300,000 219,375
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 100,000 96,649
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 780,576
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 169,928
h
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 82,082
5,022,338
Commercial Services & Supplies 0.7%
h
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 337,515
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 877,097
h
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 863,420
2,078,032
Construction & Engineering 0.2%
h
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 800,000 698,994
Construction Materials 0.2%
h
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 700,000 702,321
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 387,016
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 400,000 399,104
h
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 300,000 298,556
h
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 684,603
1,769,279
Consumer Staples Distribution & Retail 0.3%
h
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 800,000 682,776
h
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 300,000 299,745
982,521
Containers & Packaging 1.5%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 300,000 250,746
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 500,000 457,518
h
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 500,000 435,598
h
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 73,201
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 200,000 195,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 $ 434,372
h
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 533,160
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 121,627
Senior Note, 144A, 6.125%, 2/01/28 ..................... United States 900,000 872,627
h
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 700,000 653,473
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 313,475
4,341,547
Distributors 0.2%
h
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 300,000 304,875
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 200,000 199,790
504,665
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 728,832
Diversified REITs 0.5%
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 310,043
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 800,000 582,703
Senior Bond, 3.25%, 9/13/49 ........................... United States 700,000 434,321
1,327,067
Diversified Telecommunication Services 1.2%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 500,000 247,970
h
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 154,353
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 487,269
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 700,000 550,111
h
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 282,178
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 546,808
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 113,756
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 1,000,000 763,245
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 330,948
3,476,638
Electric Utilities 2.0%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 600,000 487,744
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 100,000 96,662
h
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 774,199
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,170,989
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 370,000 370,692
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 400,000 310,734
Senior Note, 5.5%, 3/15/29 ............................ United States 700,000 696,039

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 $ 85,835
h
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 946,613
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 437,615
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 500,000 477,637
5,854,759
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 180,895
h
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 791,920
972,815
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 768,294
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 747,224
1,515,518
Energy Equipment & Services 0.1%
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 371,840
Entertainment 0.7%
h
Banijay Entertainment SASU , Senior Secured Note , 144A, 7% ,
5/01/29 ........................................... France 300,000 EUR 315,168
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 289,541
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,008,161
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ......
United States 300,000 267,431
1,880,301
Financial Services 0.4%
h
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 500,000 486,420
h
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 620,001
1,106,421
Food Products 0.8%
h
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 142,153
h
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 900,000 853,072
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 148,699
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 300,000 283,325
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 2.5%, 1/15/27 ............................ United States 500,000 442,095
Senior Note, 3%, 2/02/29 ............................. United States 200,000 167,994
Senior Note, 3.625%, 1/15/32 .......................... United States 400,000 318,828
2,356,166
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 185,744

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 $ 432,901
h
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 1,000,000 847,345
h
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 439,353
1,719,599
Health Care Equipment & Supplies 0.6%
h
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 300,000 301,266
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ........
United States 500,000 421,920
h
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 500,000 522,428
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 500,000 497,211
1,742,825
Health Care Providers & Services 2.2%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 276,829
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 84,570
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 180,359
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 501,124
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 153,433
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 100,000 53,250
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 601,300
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 400,000 308,010
Senior Bond, 5.3%, 6/01/33 ............................ United States 500,000 473,903
Senior Bond, 2.7%, 8/21/40 ............................ United States 600,000 378,691
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 657,889
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 104,448
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 1,300,000 1,100,310
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 600,000 451,179
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 164,494
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ...
United States 1,000,000 938,799
6,428,588
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 400,000 310,589
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 187,707
498,296
Health Care Technology 0.3%
h
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 800,000 784,015
Hotel & Resort REITs 0.1%
h
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 340,430

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.2%
h
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 600,000 $ 608,250
h
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 400,000 340,868
h
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 430,940
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 683,747
h
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 800,000 661,296
h
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 174,683
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 800,000 602,576
3,502,360
Household Durables 0.1%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 400,000 326,675
Household Products 0.3%
h
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 408,214
h
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 324,970
733,184
Independent Power and Renewable Electricity Producers 1.3%
h
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 900,000 777,755
h
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 485,886
h
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 553,062
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 200,000 199,858
h
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 823,162
h
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 800,000 820,793
3,660,516
Insurance 1.3%
h
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 300,000 285,217
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 600,000 579,621
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 674,261
h
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 200,000 199,483
h
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 1,100,000 1,076,694
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 300,000 280,815
h
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 600,000 584,823
3,680,914
Interactive Media & Services 0.5%
Meta Platforms, Inc. , Senior Note , 4.8% , 5/15/30 ..............
United States 700,000 682,063
h
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 900,000 722,637
1,404,700
IT Services 1.3%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 752,594
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 639,449
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 400,000 342,595

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
h
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 $ 901,521
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,111,509
3,747,668
Life Sciences Tools & Services 0.2%
h
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 600,000 584,559
Machinery 0.5%
h
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 354,549
h
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 600,000 604,038
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 382,328
1,340,915
Media 1.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,014,455
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 319,969
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 200,000 177,793
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 .................
United States 600,000 563,129
h
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 272,989
h
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 700,000 619,815
h
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 400,000 308,250
h
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 300,000 186,386
h
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 1,000,000 854,593
4,317,379
Metals & Mining 0.9%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 587,221
h
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 700,000 654,696
h
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 300,000 260,037
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 300,000 268,301
h
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 850,000 846,641
2,616,896
Mortgage Real Estate Investment Trusts (REITs) 0.3%
h
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 890,005
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,029,733
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 600,000 580,284
1,610,017

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 5.5%
h
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 $ 720,837
h
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 598,000 606,561
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 373,550
h
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 900,000 899,429
h
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 300,000 305,625
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 400,000 409,088
h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 600,000 579,774
h
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 800,000 750,400
h
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 421,014
h
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 869,363
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 174,334
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,018,574
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 94,650
h
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 100,297
h
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 354,840 296,444
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 618,487
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 178,044
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 180,815
h
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 750,920
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,212,099
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,467,875
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 485,137
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,054,550
h
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 1,000,000 1,051,705
h
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 246,489
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 252,769
h
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 700,000 688,829
15,807,659
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 575,985
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 307,581
883,566
Passenger Airlines 0.5%
h
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 558,525
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 828,000 804,555
h
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 92,578
1,455,658

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 1.3%
h
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 700,000 $ 690,189
h
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ............ United States 800,000 722,208
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 1,000,000 933,313
h
Kenvue, Inc. , Senior Note , 144A, 5.05% , 3/22/28 .............. United States 900,000 888,644
h
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 403,122
3,637,476
Pharmaceuticals 1.1%
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 826,628
h
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 240,823
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 608,904
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 345,000 326,259
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 327,758
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 814,613
3,144,985
Real Estate Management & Development 0.1%
h
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 398,374
Residential REITs 0.1%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 403,892
Software 0.1%
h
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 500,000 419,181
Specialized REITs 0.3%
h
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 800,000 783,155
Specialty Retail 0.2%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 100,000 96,617
Senior Note, 5.95%, 3/09/28 ........................... United States 100,000 94,580
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 180,313
h
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 200,000 148,246
519,756
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 160,722
Textiles, Apparel & Luxury Goods 0.2%
h
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 500,000 477,135
Tobacco 0.7%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,026,685
h
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 289,079
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 800,000 758,821
2,074,585

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.7%
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 $ 940,516
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 300,000 283,978
h
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 700,000 704,089
1,928,583
Transportation Infrastructure 0.0%
†
h
Rutas 2 & 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 180,000 115,592
Wireless Telecommunication Services 0.5%
e,f,h
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 15,556 3,422
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 313,143
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,152,254
1,468,819
Total Corporate Bonds (Cost $164,561,876) .....................................
145,819,266
a,j
Marketplace Loans 1.5%
a
Financial Services 1.5%
a a a a a a
Total Marketplace Loans (Cost $4,936,604) .....................................
4,292,551
Foreign Government and Agency Securities 1.9%
h
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
k
1,400,000 1,151,584
h
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
k
1,200,000 1,068,939
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,315,000,000 COP 1,225,601
h
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 783,853
h
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 200,000 198,192
h
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 298,663
h
Petroleos Mexicanos , Senior Bond , 144A, 10% , 2/07/33 ........ Mexico 300,000 267,339
h
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 448,300
Total Foreign Government and Agency Securities (Cost $7,016,833) ...............
5,442,471
U.S. Government and Agency Securities 22.2%
FFCB , 2.1%, 2/25/36 ...................................
United States 805,000 562,967
U.S. Treasury Bonds ,
3%, 2/15/48 ........................................ United States 1,650,000 1,207,529
3%, 8/15/48 ........................................ United States 800,000 584,985
3.375%, 11/15/48 .................................... United States 500,000 392,295
3%, 2/15/49 ........................................ United States 1,800,000 1,316,039
U.S. Treasury Notes ,
2.125%, 9/30/24 ..................................... United States 3,400,000 3,291,252
4.375%, 10/31/24 .................................... United States 3,000,000 2,966,777
4.125%, 1/31/25 ..................................... United States 3,250,000 3,200,107
1.5%, 2/15/25 ...................................... United States 9,800,000 9,310,765
4.25%, 10/15/25 ..................................... United States 8,700,000 8,565,082
2.875%, 11/30/25 .................................... United States 3,400,000 3,253,109
l
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,425,162
3.875%, 1/15/26 ..................................... United States 3,400,000 3,320,445
3.625%, 5/15/26 ..................................... United States 400,000 387,766
2%, 11/15/26 ....................................... United States 3,900,000 3,587,848

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
2.25%, 2/15/27 ..................................... United States 1,400,000 $ 1,292,184
4.125%, 9/30/27 ..................................... United States 4,100,000 4,015,277
2.75%, 2/15/28 ..................................... United States 300,000 277,500
1.25%, 4/30/28 ..................................... United States 180,000 154,997
3.5%, 4/30/28 ...................................... United States 450,000 428,959
2.875%, 5/15/28 ..................................... United States 2,500,000 2,317,188
3.125%, 11/15/28 .................................... United States 2,900,000 2,700,738
2.625%, 2/15/29 ..................................... United States 1,000,000 904,844
3.75%, 5/31/30 ..................................... United States 3,050,000 2,896,070
2.875%, 5/15/32 ..................................... United States 1,300,000 1,141,309
2.75%, 8/15/32 ..................................... United States 500,000 433,047
4.125%, 11/15/32 .................................... United States 1,750,000 1,688,066
Total U.S. Government and Agency Securities (Cost $65,856,581) .................
63,622,307
Asset-Backed Securities 4.4%
Commercial Services & Supplies 0.1%
h,m
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.52% , ( 3-month
SOFR + 2.212% ), 7/15/31 . ............................. United States 250,000 247,214
Financial Services 4.3%
h,m
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 7.088% ,
( 3-month SOFR + 1.762% ), 10/20/29 . .................... United States 460,000 457,533
h,m
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.77% ,
( 3-month SOFR + 2.462% ), 10/15/31 . .................... United States 1,213,000 1,183,893
h,m
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 7.02% , ( 3-month
SOFR + 1.712% ), 4/15/34 . ............................. United States 1,500,000 1,482,573
h,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 16.062%, 1/15/45 ................ United States 53,275 50,181
2019-52, PT, 144A, FRN, 14.95%, 1/15/45 ................. United States 54,652 51,533
2019-S8, PT, 144A, FRN, 9.324%, 1/15/45 ................. United States 28,632 26,556
2020-2, PT, 144A, FRN, 15.238%, 3/15/45 ................. United States 56,123 52,711
2020-7, PT, 144A, FRN, 15.484%, 4/17/45 ................. United States 32,674 30,235
h,m
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.61% , ( 3-month
SOFR + 1.302% ), 4/15/34 . ............................. United States 2,400,000 2,376,156
h
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,222,566 1,076,565
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 441,895 373,823
h,m
LCM XVII LP , 17A , BRR , 144A, FRN , 7.17% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................... United States 350,000 345,643
h,m
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 6.97% , ( 3-month
SOFR + 1.662% ), 1/15/34 . ............................. United States 1,500,000 1,481,504
h,m
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.682% ,
( 3-month SOFR + 1.362% ), 4/19/31 . ..................... United States 585,520 583,874
h,m
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.407% , ( 3-month SOFR + 2.062% ), 10/24/30 . .............. United States 250,000 249,409
h,m
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.54% , ( 3-month SOFR + 1.232% ), 4/15/31 . ................ United States 497,535 496,706
h,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 13.35%, 3/15/26 ................. United States 29,931 28,899
2020-PT2, A, 144A, FRN, 20.694%, 4/15/26 ................ United States 34,447 32,687
2020-PT3, A, 144A, FRN, 2.746%, 5/15/26 ................. United States 12,205 11,190

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
h,m
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.77% , ( 3-month SOFR +
2.462% ), 1/15/31 . ................................... United States 1,300,000 $ 1,305,241
h,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
18.713% , 2/15/26 . ................................... United States 28,432 27,789
h,m
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 7.463% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 744,906
12,469,607
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 64,650 62,635
Total Asset-Backed Securities (Cost $13,137,058) ...............................
12,779,456
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
n
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 70,000 70,855
h,m
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 6.147%, (1-month SOFR + 0.814%),
9/15/36 ........................................... United States 250,000 243,548
2021-VOLT, B, 144A, FRN, 6.397%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 400,000 387,156
2022-LP2, A, 144A, FRN, 6.345%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 769,566 751,995
n
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 186,216 81,004
1,534,558
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,667,984) .................
1,534,558
Mortgage-Backed Securities 7.0%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,194 4,088
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.8%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 64,375 62,540
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 54,433 53,322
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 53,633 53,633
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 4,326 4,387
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 760 772
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 106 109
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 3,756,178 2,864,018
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,604,092 2,321,259
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 5,990,562 5,506,805
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 2,956,925 2,862,293
13,729,138
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 5.39%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 ... United States 26,449 26,276
Federal National Mortgage Association (FNMA) Fixed Rate 2.1%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 13,320 12,951
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,812,549 1,519,057
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 573,114 521,652
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,204,239 1,127,758
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 2,889,703 2,854,118
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 36,191 37,000
6,072,536

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 67,487 $ 65,587
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 8,334 8,270
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 705 720
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,504 1,460
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 19,640 19,287
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 29,738 30,670
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 12,106 12,261
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 3,529 3,564
141,819
Total Mortgage-Backed Securities (Cost $21,448,636) ............................
19,973,857
Residential Mortgage-Backed Securities 3.2%
Financial Services 3.2%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 80,807 79,265
n
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 313,907 293,494
h,n
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 74,610 68,829
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 182,055 165,796
h,n
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 374,140 352,032
m
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.429%, (30-day SOFR Average + 4.114%),
8/25/24 ........................................... United States 28,422 28,635
2014-DN4, M3, FRN, 9.979%, (30-day SOFR Average + 4.664%),
10/25/24 .......................................... United States 158,515 160,517
2015-DNA1, M3, FRN, 8.729%, (30-day SOFR Average +
3.414%), 10/25/27 ................................... United States 23,852 24,143
2016-DNA2, M3, FRN, 10.079%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 514,464 540,589
m
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 10.679%, (30-day SOFR Average + 5.364%),
10/25/23 .......................................... United States 77,229 77,743
2014-C01, M2, FRN, 9.829%, (30-day SOFR Average + 4.514%),
1/25/24 ........................................... United States 140,259 141,590
2014-C02, 2M2, FRN, 8.029%, (30-day SOFR Average + 2.714%),
5/25/24 ........................................... United States 119,970 120,903
2014-C03, 2M2, FRN, 8.329%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 17,920 18,084
2015-C01, 1M2, FRN, 9.729%, (30-day SOFR Average + 4.414%),
2/25/25 ........................................... United States 131,376 135,377
2015-C02, 1M2, FRN, 9.429%, (30-day SOFR Average + 4.114%),
5/25/25 ........................................... United States 382,602 394,307
2015-C03, 1M2, FRN, 10.429%, (30-day SOFR Average +
5.114%), 7/25/25 .................................... United States 550,135 578,529
2016-C01, 1M2, FRN, 12.179%, (30-day SOFR Average +
6.864%), 8/25/28 .................................... United States 81,332 86,846
2016-C03, 1M2, FRN, 10.729%, (30-day SOFR Average +
5.414%), 10/25/28 ................................... United States 450,803 476,349
2017-C04, 2M2, FRN, 8.279%, (30-day SOFR Average + 2.964%),
11/25/29 .......................................... United States 359,380 368,847
h,n
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,253,957 1,064,671
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 404,480 337,973
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 728,250 620,533

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
h,n
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 571,822 $ 546,115
h,n
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 264,013 223,524
h,n
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 847,621 710,418
h,n
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 147,418 121,342
h,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,539,776 1,318,970
9,055,421
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $10,208,188) .................
9,055,421
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 ZAR —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 18,225
Total Escrows and Litigation Trusts (Cost $243,000) .............................
18,225
Total Long Term Investments (Cost $304,038,802) ...............................
276,144,141
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 5,779,225 5,779,225
Total Money Market Funds (Cost $5,779,225) ...................................
5,779,225
Total Short Term Investments (Cost $5,779,225 ) .................................
5,779,225
a
Total Investments (Cost $309,818,027) 98.2% ...................................
$281,923,366
Other Assets, less Liabilities 1.8% .............................................
5,002,694
Net Assets 100.0% ...........................................................
$286,926,060
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 5 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $107,247,566, representing 37.4% of net assets.
i
The coupon rate shown represents the rate at period end.
j
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
A supranational organization is an entity formed by two or more central governments through international treaties.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

l
Principal amount of security is adjusted for inflation.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-108
At September 30, 2023, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 1.5%
Freedom Financial Asset Management LLC
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 $ 1,206 $ 1,210
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 1,000 1,004
APP-12933568.FP.FTS.B, 5.99%, 4/01/24 . 2,349 2,362
APP-14479194.FP.FTS.B, 16.99%, 7/11/24 7,287 7,344
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 4,524 1,600
APP-12232118.FP.FTS.B, 5.99%, 9/23/24 . 1,216 1,219
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 9,792 9,872
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 5,824 5,889
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 8,954 9,026
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 8,288 8,356
APP-14135500.FP.FTS.B, 14.49%, 4/25/25 16,752 1,880
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 20,111 20,279
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 5,564 5,587
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 18,625 18,754
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 18,866 19,053
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 17,388 17,570
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 10,387 10,613
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 25,390 25,757
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 14,002 14,254
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 12,644 6,716
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 9,249 9,346
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 16,906 17,215
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 11,266 11,526
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 15,455 15,692
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 7,496 7,495
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 16,091 16,335
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 25,884 26,282
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 15,107 15,284
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 21,124 21,468
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 32,532 33,003
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 33,086 33,622
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 17,807 18,203
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 36,428 37,094
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 37,398 38,213
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 15,302 15,551
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 3,780 3,768
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 25,516 25,933
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 7,723 7,867
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 15,020 15,299
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 23,035 7,770
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 22,406 22,786
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 32,249 32,815
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 15,829 16,108
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 15,136 15,384
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 12,080 12,305
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 11,674 11,805
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 30,373 30,787
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 16,239 16,390
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 39,942 40,499
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 33,995 34,539
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 28,923 29,386
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 24,479 24,815
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 12,932 13,124
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 13,974 14,207
APP-13694837.FP.FTS.B, 14.34%, 5/27/27 39,511 4,093
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 $ 13,201 $ 13,349
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 10,577 10,712
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 28,523 28,966
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 31,591 32,082
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 16,011 16,258
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 10,708 10,876
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 31,652 32,179
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 13,573 13,741
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 9,181 4,701
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 23,210 23,532
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 16,085 16,320
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 8,569 8,697
APP-14939586.FP.FTS.B, 14.24%, 7/22/27 10,941 11,084
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 26,147 5,303
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 42,293 42,803
APP-14831064.FP.FTS.B, 11.74%, 8/04/27 33,166 33,609
APP-14837945.FP.FTS.B, 18.49%, 9/10/27 20,950 12,632
APP-14861817.FP.FTS.B, 11.99%, 10/05/27 16,969 17,139
APP-14959631.FP.FTS.B, 17.74%, 2/22/28 46,519 8,823
1,227,160
LendingClub Corp. - LCX
158759739.LC.FTS.B, 16.12%, 11/25/24 .. 6,864 6,787
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 6,446 6,281
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 10,875 10,573
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 4,010 3,928
165954765.LC.FTS.B, 20.55%, 3/20/25 ... 5,509 5,418
32,987
LendingClub Corp. - LCX PM
172927033.LC.FTS.B, 10.81%, 12/24/23 .. 680 677
173276655.LC.FTS.B, 18.24%, 12/24/23 .. 528 531
174324177.LC.FTS.B, 14.99%, 2/03/24 ... 835 830
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 7,719 7,562
170676409.LC.FTS.B, 17.3%, 10/13/25 ... 6,263 6,127
171176757.LC.FTS.B, 18.24%, 10/27/25 .. 5,388 5,280
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 6,084 5,993
174350163.LC.FTS.B, 18.44%, 2/15/26 ... 7,811 7,616
171077226.LC.FTS.B, 10.19%, 10/03/33 .. 70 70
171026131.LC.FTS.B, 14.02%, 10/08/33 .. 743 743
171023265.LC.FTS.B, 17.3%, 10/08/33 ... 255 256
35,685
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... 1,778 1,758
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 793 799
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 4,204 4,234
1627820.PS.FTS.B, 12.15%, 9/28/24 .... 2,017 2,008
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 8,147 8,103
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 4,101 4,019
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 834 838
1628909.PS.FTS.B, 17.96%, 9/29/24 .... 3,177 3,104
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 2,538 2,471
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 2,993 2,914
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 5,600 5,453
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 4,409 4,306

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1653314.PS.FTS.B, 13.2%, 11/09/24 .... $ 1,308 $ 1,277
1654279.PS.FTS.B, 12.4%, 11/11/24 ..... 3,916 3,811
1686771.PS.FTS.B, 12%, 12/16/24 ...... 2,993 2,920
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 1,546 1,514
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 2,632 2,601
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 3,845 3,812
1673696.PS.FTS.B, 24.3%, 12/16/24 .... 4,641 –
1681375.PS.FTS.B, 16.02%, 12/20/24 ... 486 481
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 4,199 4,103
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 2,496 2,434
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 1,007 982
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 2,502 2,440
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 4,901 4,762
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 1,048 1,048
1694578.PS.FTS.B, 19.83%, 1/23/25 .... 2,469 2,399
1701777.PS.FTS.B, 15.1%, 1/25/25 ..... 4,993 –
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 7,145 7,033
1692122.PS.FTS.B, 13%, 2/01/25 ....... 15,983 15,541
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... 5,742 5,581
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 4,328 4,212
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 2,727 2,688
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 1,093 1,078
1722672.PS.FTS.B, 10.5%, 2/16/25 ..... 3,066 2,980
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 10,575 10,298
1721001.PS.FTS.B, 18.6%, 2/23/25 ..... 6,096 –
1718530.PS.FTS.B, 24.4%, 2/28/25 ..... 2,378 2,359
1720980.PS.FTS.B, 19.56%, 3/08/25 .... 3,806 3,729
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 2,869 2,770
1744403.PS.FTS.B, 13.9%, 4/07/25 ..... 6,049 –
1752829.PS.FTS.B, 18.09%, 4/11/25 .... 1,189 1,159
1754218.PS.FTS.B, 22.6%, 4/12/25 ..... 1,476 –
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... 5,960 5,761
1759842.PS.FTS.B, 22.9% , 4/15/25 ..... 2,753 2,713
1754544.PS.FTS.B, 16.1%, 4/18/25 ..... 5,925 5,712
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 5,005 4,859
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 13,835 13,425
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 6,218 1,501
1611667.PS.FTS.B, 12.6%, 8/20/26 ..... 4,767 –
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 4,328 4,201
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 5,032 275
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 12,701 12,320
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 9,907 9,610
1648942.PS.FTS.B, 11.89%, 10/27/26 .... 4,548 4,413
1645643.PS.FTS.B, 18.5%, 10/27/26 .... 8,073 8,015
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 3,852 3,929
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 17,306 16,671
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 6,997 6,740
1646507.PS.FTS.B, 16%, 11/02/26 ...... 11,568 11,096
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 10,455 10,084
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 7,018 6,768
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 3,623 3,562
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 5,127 5,039
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 7,285 7,031
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 1,233 1,206
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 10,646 10,273
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 8,832 8,472
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 5,585 5,401
1660294.PS.FTS.B, 15.2%, 11/21/26 .... 8,643 8,323
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1686756.PS.FTS.B, 20.08%, 12/16/26 ... $ 5,668 $ 5,583
1674281.PS.FTS.B, 21%, 12/17/26 ...... 2,097 2,112
1675325.PS.FTS.B, 14%, 12/20/26 ...... 13,913 13,447
1673693.PS.FTS.B, 12.5%, 1/01/27 ..... 11,156 10,781
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 3,621 3,485
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 3,628 3,499
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 7,755 7,466
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 10,919 10,532
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 6,139 5,993
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 10,044 9,698
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 5,990 4,826
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 5,510 5,558
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 2,930 2,830
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 25,462 24,566
1694423.PS.FTS.B, 15%, 1/24/27 ....... 11,175 10,798
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 5,136 4,966
1709019.PS.FTS.B, 19%, 1/25/27 ....... 9,167 9,043
1691666.PS.FTS.B, 11.88%, 1/29/27 .... 5,969 5,753
1705047.PS.FTS.B, 17.54%, 2/01/27 .... 11,408 11,175
1702634.PS.FTS.B, 21.95%, 2/04/27 .... 11,065 11,015
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,475 1,422
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 7,476 7,207
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 13,668 13,189
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 7,641 7,345
1715326.PS.FTS.B, 16.83%, 2/15/27 .... 12,662 12,390
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 13,921 13,412
1708016.PS.FTS.B, 12.62%, 2/24/27 .... 15,310 14,748
1709231.PS.FTS.B, 13.7%, 2/26/27 ..... 11,576 1,517
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 13,677 13,132
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 6,243 6,114
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 12,102 11,652
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 8,088 7,783
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 3,924 3,744
1743635.PS.FTS.B, 13.1%, 4/13/27 ..... 9,590 9,226
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 24,471 23,557
1648285.PS.FTS.B, 12.62%, 9/26/27 .... 6,667 1,437
1700734.PS.FTS.B, 16.2%, 12/24/27 .... 21,484 20,546
1716949.PS.FTS.B, 11.77%, 1/17/28 .... 11,622 11,184
654,150
Upgrade, Inc. - Card
992398221.UG.FTS.B, 19.3%, 4/03/24 ... 46 46
992438577.UG.FTS.B, 25.45%, 4/03/24 .. 97 35
992365430.UG.FTS.B, 29.49%, 4/03/24 .. 7 7
992264301.UG.FTS.B, 29.49%, 4/04/24 .. 158 24
992282840.UG.FTS.B, 29.49%, 4/04/24 .. 391 25
992459954.UG.FTS.B, 29.49%, 4/04/24 .. 142 6
992323446.UG.FTS.B, Zero Cpn , 4/05/24 . 53 4
992347467.UG.FTS.B, Zero Cpn , 4/05/24 . 185 13
992443753.UG.FTS.B , Zero Cpn , 4/05/24 . 95 6
992285365.UG.FTS.B, 17.49%, 4/05/24 .. 132 132
992240347.UG.FTS.B, 18.71%, 4/05/24 .. 45 45
992241984.UG.FTS.B, 18.71%, 4/05/24 .. 103 103
992239693.UG.FTS.B, 19.3%, 4/05/24 ... 222 221
992378711.UG.FTS.B, 19.3%, 4/05/24 ... 266 267
992333048.UG.FTS.B, 19.99%, 4/05/24 .. 41 42
992418214.UG.FTS.B, 20.47%, 4/05/24 .. 267 267
992239776.UG.FTS.B, 20.96%, 4/05/24 .. 157 11

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992244483.UG.FTS.B, 21.48%, 4/05/24 .. $ 96 $ 97
992266844.UG.FTS.B, 21.48%, 4/05/24 .. 41 41
992416498.UG.FTS.B, 21.48%, 4/05/24 .. 337 336
992284254.UG.FTS.B, 28.48%, 4/05/24 .. 71 72
992315245.UG.FTS.B, 28.48%, 4/05/24 .. 32 33
992379401.UG.FTS.B, 28.48%, 4/05/24 .. 62 62
992395391.UG.FTS.B, 28.48%, 4/05/24 .. 39 39
992401140.UG.FTS.B, 28.48%, 4/05/24 .. 81 82
992248833.UG.FTS.B, 29.48%, 4/05/24 .. 36 36
992275640.UG.FTS.B, 29.48%, 4/05/24 .. 74 75
992279719.UG.FTS.B, 29.48%, 4/05/24 .. 45 45
992324240.UG.FTS.B, 29.48%, 4/05/24 .. 51 51
992246075.UG.FTS.B, 29.49%, 4/05/24 .. 57 58
992267982.UG.FTS.B, 29.49%, 4/05/24 .. 139 141
992271382.UG.FTS.B, 29.49%, 4/05/24 .. 77 11
992277911.UG.FTS.B, 29 .49%, 4/05/24 .. 37 37
992283053.UG.FTS.B, 29.49%, 4/05/24 .. 43 44
992283646.UG.FTS.B, 29.49%, 4/05/24 .. 158 160
992284455.UG.FTS.B, 29.49%, 4/05/24 .. 933 61
992289947.UG.FTS.B, 29.49%, 4/05/24 .. 58 58
992302092.UG.FTS.B, 29.49%, 4/05/24 .. 53 52
992307882.UG.FTS.B, 29.49%, 4/05/24 .. 57 58
992309362.UG.FTS.B, 29.49%, 4/05/24 .. 105 –
992323342.UG.FTS.B, 29.49%, 4/05/24 .. 11 11
992328853.UG.FTS.B, 29.49%, 4/05/24 .. 50 50
992350277.UG.FTS.B, 29.49%, 4/05/24 .. 76 78
992412416.UG.FTS.B, 29.49%, 4/05/24 .. 108 107
992428512.UG.FTS.B, 29.49%, 4/05/24 .. 41 41
992455893.UG.FTS.B, 29.49%, 4/05/24 .. 53 53
992330988.UG.FTS.B, 18.71%, 6/03/24 .. 85 85
992324210.UG.FTS.B, 29.49%, 6/03/24 .. 34 30
992366150.UG.FTS.B, 29.49%, 7/03/24 .. 117 101
992262726.UG.FTS.B, Zero Cpn , 9/03/24 . 206 15
992435585.UG.FTS.B, 29.49%, 10/03/24 . 270 228
992268585.UG.FTS.B, Zero Cpn , 11/03/24 81 6
992264434.UG.FTS.B, 29.49%, 4/02/25 .. 33 33
992271010.UG.FTS.B, 17.97%, 4/03/25 .. 50 50
992318841.UG.FTS.B, 19.99%, 4/03/25 .. 725 729
992460958.UG.FTS.B, 20.46%, 4/03/25 .. 221 223
992307437.UG.FTS.B , 28.98%, 4/03/25 .. 281 283
992236828.UG.FTS.B, 29.49%, 4/03/25 .. 50 51
992296038.UG.FTS.B, 29.49%, 4/03/25 .. 289 299
992297505.UG.FTS.B, 29.49%, 4/03/25 .. 5 5
992345330.UG.FTS.B, 29.49%, 4/03/25 .. 316 326
992367110.UG.FTS.B, 29.49%, 4/03/25 .. 543 552
992423485.UG.FTS.B, 29.49%, 4/03/25 .. 33 33
992462894.UG.FTS.B, 29.49%, 4/03/25 .. 82 85
992457494.UG.FTS.B, 17.99%, 4/04/25 .. 376 375
992408749.UG.FTS.B, 28.98%, 4/04/25 .. 277 66
992461489.UG.FTS.B, 28.98%, 4/04/25 .. 1 1
992260733.UG.FTS.B, Zero Cpn , 4/05/25 . 249 17
992263400.UG.FTS.B, Zero Cpn , 4/05/25 . 311 22
992314709.UG.FTS.B, Zero Cpn , 4/05/25 . 269 19
992321979.UG.FTS.B, Zero Cpn , 4/05/25 . – –
992398519.UG.FTS.B, Zero Cpn , 4/05/25 . 43 3
992410434.UG.FTS.B, Zero Cpn , 4/05/25 . 946 65
992245824.UG.FTS.B, 16.99%, 4/05/25 .. 140 141
992282393.UG.FTS.B, 16.99%, 4/05/25 .. 1,188 1,211
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992294096.UG.FTS.B, 17.99%, 4/05/25 .. $ 153 $ 60
992300496.UG.FTS.B, 17.99%, 4/05/25 .. 64 65
992239267.UG.FTS.B, 19.21%, 4/05/25 .. 1,208 1,232
992346705.UG.FTS.B, 19.21%, 4/05/25 .. 495 502
992442455.UG.FTS.B, 19.21%, 4/05/25 .. 1,446 1,465
992307969.UG.FTS.B, 19.8%, 4/05/25 ... 64 66
992349565.UG.FTS.B, 19.8%, 4/05/25 ... 293 293
992350427.UG.FTS.B, 19.8%, 4/05/25 ... 602 614
992383581.UG.FTS.B, 19.8%, 4/05/25 ... 159 162
992254243.UG.FTS.B, 19.99% , 4/05/25 .. 235 239
992270154.UG.FTS.B, 19.99%, 4/05/25 .. 375 391
992336548.UG.FTS.B, 19.99%, 4/05/25 .. 954 981
992357555.UG.FTS.B, 19.99%, 4/05/25 .. 117 122
992379889.UG.FTS.B, 19.99%, 4/05/25 .. 753 752
992453559.UG.FTS.B, 20.46%, 4/05/25 .. 1,503 1,521
992241765.UG.FTS.B, 20.97%, 4/05/25 .. 310 316
992386629.UG.FTS.B, 20.97%, 4/05/25 .. 2,421 2,469
992251309.UG.FTS.B, 21.46%, 4/05/25 .. 300 306
992238211.UG.FTS.B, 21.98%, 4/05/25 .. 481 491
992263295.UG.FTS.B, 21.98%, 4/05/25 .. 94 93
992262511.UG.FTS.B, 22.97%, 4/05/25 .. 530 540
992330039.UG.FTS.B, 22.97%, 4/05/25 .. 561 111
992438360.UG.FTS.B, 27.99%, 4/05/25 .. 135 140
992240832.UG.FTS.B, 28.98%, 4/05/25 .. 48 50
992246882.UG.FTS.B, 28.98%, 4/05/25 .. 627 139
992248396.UG.FTS.B, 28.98%, 4/05/25 .. 641 669
992253878.UG.FTS.B, 28.98%, 4/05/25 .. 457 457
992259876.UG.FTS.B, 28.98%, 4/05/25 .. 79 82
992260350.UG.FTS.B, 28.98%, 4/05/25 .. 59 21
992262040.UG.FTS.B, 28.98%, 4/05/25 .. 132 138
992266496.UG.FTS.B, 28.98%, 4/05/25 .. 94 96
992267371.UG.FTS.B, 28.98%, 4/05/25 .. 787 822
992269403.UG.FTS.B, 28.98%, 4/05/25 .. – –
992270480.UG.FTS.B, 28.98%, 4/05/25 .. 174 182
992283631.UG.FTS.B, 28.98%, 4/05/25 .. 577 594
992283659.UG.FTS.B, 28.98%, 4/05/25 .. 161 167
992284082.UG.FTS.B, 28.98%, 4/05/25 .. 172 22
992284271.UG.FTS.B , 28.98%, 4/05/25 .. 1,278 1,324
992286835.UG.FTS.B, 28.98%, 4/05/25 .. 80 83
992293208.UG.FTS.B, 28.98%, 4/05/25 .. 214 219
992300547.UG.FTS.B, 28.98%, 4/05/25 .. 88 92
992300944.UG.FTS.B, 28.98%, 4/05/25 .. 118 7
992308269.UG.FTS.B, 28.98%, 4/05/25 .. 87 91
992310426.UG.FTS.B, 28.98%, 4/05/25 .. 87 87
992322709.UG.FTS.B, 28.98%, 4/05/25 .. 127 133
992324031.UG.FTS.B, 28.98%, 4/05/25 .. 496 517
992336115.UG.FTS.B, 28.98%, 4/05/25 .. 222 231
992348005.UG.FTS.B, 28.98%, 4/05/25 .. 318 332
992353271.UG.FTS.B, 28.98%, 4/05/25 .. 452 471
992378373.UG.FTS.B, 28.98%, 4/05/25 .. 409 417
992406035.UG.FTS.B, 28.98%, 4/05/25 .. 610 76
992415454.UG.FTS.B, 28.98%, 4/05/25 .. 694 718
992435220.UG.FTS.B, 28.98%, 4/05/25 .. 120 122
992442881.UG.FTS.B, 28.98%, 4/05/25 .. 13 13
992446631.UG.FTS.B, 28.98%, 4/05/25 .. 56 58
992452469.UG.FTS.B, 28.98%, 4/05/25 .. 187 192
992293126.UG.FTS.B , 29.46%, 4/05/25 .. 24 10
992304458.UG.FTS.B, 29.46%, 4/05/25 .. 70 73

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992238384.UG.FTS.B, 29.49%, 4/05/25 .. $ 14 $ 14
992239318.UG.FTS.B, 29.49%, 4/05/25 .. 77 81
992243923.UG.FTS.B, 29.49%, 4/05/25 .. 2,309 293
992254667.UG.FTS.B, 29.49%, 4/05/25 .. 223 226
992256558.UG.FTS.B, 29.49%, 4/05/25 .. 87 91
992256966.UG.FTS.B, 29.49%, 4/05/25 .. 470 469
992259460.UG.FTS.B, 29.49%, 4/05/25 .. 58 60
992267222.UG.FTS.B, 29.49%, 4/05/25 .. 206 217
992268106.UG.FTS.B, 29.49%, 4/05/25 .. 83 87
992271134.UG.FTS.B, 29.49%, 4/05/25 .. 89 94
992275086.UG.FTS.B, 29.49%, 4/05/25 .. 340 356
992278455.UG.FTS.B, 29.49%, 4/05/25 .. 186 12
992280377.UG.FTS.B, 29.49%, 4/05/25 .. 187 24
992280735.UG.FTS.B, 29.49%, 4/05/25 .. 33 33
992284321.UG.FTS.B, 29.49%, 4/05/25 .. 210 214
992284964.UG.FTS.B, 29.49%, 4/05/25 .. 59 5
992285081.UG.FTS.B, 29.49%, 4/05/25 .. 21 21
992288356.UG.FTS.B, 29.49%, 4/05/25 .. 343 357
992288429.UG.FTS.B, 29.49%, 4/05/25 .. 103 108
992289258.UG.FTS.B, 29.49%, 4/05/25 .. 129 129
992298611.UG.FTS.B, 29.49%, 4/05/25 .. 212 218
992302260.UG.FTS.B, 29.49%, 4/05/25 .. 121 126
992304263.UG.FTS.B, 29.49%, 4/05/25 .. 104 107
992305574.UG.FTS.B, 29.49%, 4/05/25 .. 325 329
992306296.UG.FTS.B, 29.49%, 4/05/25 .. 40 41
992318568.UG.FTS.B, 29.49%, 4/05/25 .. 78 82
992323515.UG.FTS.B, 29.49%, 4/05/25 .. 54 56
992328907.UG.FTS.B, 29.49%, 4/05/25 .. 134 33
992330144.UG.FTS.B, 29.49%, 4/05/25 .. 22 22
992332355.UG.FTS.B, 29.49%, 4/05/25 .. 135 142
992333762.UG.FTS.B, 29.49%, 4/05/25 .. 440 455
992336856.UG.FTS.B, 29.49%, 4/05/25 .. 30 30
992340414.UG.FTS.B, 29.49%, 4/05/25 .. 129 134
992359163.UG.FTS.B, 29.49%, 4/05/25 .. 92 95
992378552.UG.FTS.B, 29.49%, 4/05/25 .. 120 7
992379445.UG.FTS.B, 29.49%, 4/05/25 .. 159 165
992428186.UG.FTS.B, 29.49% , 4/05/25 .. 1,980 2,057
992444794.UG.FTS.B, 29.49%, 4/05/25 .. 3,791 3,916
992444865.UG.FTS.B, 29.49%, 4/05/25 .. 41 42
992445820.UG.FTS.B, 29.49%, 4/05/25 .. 101 105
992448030.UG.FTS.B, 29.49%, 4/05/25 .. 22 21
992455533.UG.FTS.B, 29.49%, 4/05/25 .. 981 1,010
992273307.UG.FTS.B, 28.98%, 8/03/25 .. 1,789 1,301
992321945.UG.FTS.B, 29.49%, 1/03/26 .. 3,060 2,132
992302422.UG.FTS.B, 29.49%, 9/03/26 .. 175 126
992293228.UG.FTS.B, 28.98%, 1/03/27 .. 113 70
992267548.UG.FTS.B, Zero Cpn , 8/03/28 . 33 2
992458807.UG.FTS.B, 29.49%, 9/01/28 .. 42 6
992252550.UG.FTS.B, Zero Cpn , 9/03/28 . 27 2
992273344.UG.FTS.B, 29.49%, 9/03/28 .. – –
992405301.UG.FTS.B, 29 .49%, 9/03/28 .. – –
992464185.UG.FTS.B, 28.98%, 10/01/28 . 4 4
992239914.UG.FTS.B, 29.49%, 10/03/28 . 3 3
992364426.UG.FTS.B, 29.49%, 10/03/28 . 3 3
45,666
Upstart Network, Inc.
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... 385 388
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. $ 1,607 $ 1,617
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 6,804 6,745
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 20,190 20,154
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 2,010 2,010
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . 700 197
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 682 678
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,048 308
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 624 621
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... 2,263 2,255
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 2,104 2,097
FW2056962.UP.FTS.B, 9.24%, 11/16/24 .. 4,218 4,203
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 1,291 1,288
L2057377.UP.FTS.B, 13.89%, 11/16/24 ... 878 875
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 1,336 1,343
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 671 675
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 917 919
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 2,286 2,290
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 838 837
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 1,096 1,094
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 639 641
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 690 692
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . 3,322 958
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 1,536 1,522
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 4,245 4,009
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... 2,675 2,663
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 9,013 8,961
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 483 458
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 1,149 1,145
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 2,034 2,037
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 1,915 1,917
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 464 465
FW2242278.UP.FTS.B, 21.84%, 12/13/24 . 610 17
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 1,692 1,691
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 753 753
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 485 484
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 1,595 1,590
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 614 608
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 3,666 3,634
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 2,087 2,069
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 1,163 1,152
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 15,354 4,271
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... 4,654 4,614
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 1,631 1,617
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 7,459 7,396
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 2,814 2,790
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 567 562
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... 1,411 1,400
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 521 517
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 14,221 14,164
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 3,094 3,075
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 2,487 2,480
FW2465131.UP.FTS.B, 12.69%, 1/19/25 .. 5,805 5,788
L2465754.UP.FTS.B, 16.74%, 1/19/25 .... 506 508
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 2,585 2,586
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 524 524
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 2,959 2,933
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 638 632
L2675489.UP.FTS.B, 9.63%, 2/22/25 .... 7,570 7,534

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... $ 1,270 $ 1,264
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 4,397 4,377
L2676030.UP.FTS.B, 13.7%, 2/22/25 .... 853 844
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... 1,317 1,322
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... 1,358 1,363
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 1,033 1,037
L2676045.UP.FTS.B, 19.66%, 2/22/25 .... 743 53
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 3,651 3,645
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 548 550
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 4,829 4,828
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. 609 612
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 1,629 1,626
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 3,935 3,934
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 3,375 513
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 1,617 1,616
FW1738604.UP.FTS.B, 22.34%, 2/26/25 .. 1,877 1,865
L2057137.UP.FTS.B, 15.78%, 4/16/25 .... 2,249 2,235
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 2,772 2,745
L2981009.UP.FTS.B, 14.77%, 4/20/25 .... 1,573 1,569
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 818 812
L2982336.UP.FTS.B, 12.28%, 4/25/25 .... 2,105 2,089
L2465894.UP.FTS.B, 5.74%, 6/19/25 .... 3,436 3,397
FW2465119.UP.FTS.B, 19.64%, 6/19/25 .. 2,982 2,992
L2462700.UP.FTS.B, 20.56%, 6/19/25 .... 10,509 10,430
L2466210.UP.FTS.B, 20.93%, 6/19/25 .... 9,869 9,791
FW2676277.UP.FTS.B, 22.93%, 7/22/25 .. 2,884 2,853
L1914732.UP.FTS.B, 17.66%, 8/25/25 .... 5,541 5,548
FW2676006.UP.FTS.B, 24.14%, 12/22/25 . 1,900 1,879
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 16,412 16,287
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 3,940 3,917
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 9,589 9,533
FW1739526.UP.FTS.B , 17.22%, 9/20/26 .. 5,585 5,562
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 10,480 10,420
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 10,625 10,587
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... 2,174 2,085
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 5,186 4,964
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 5,144 5,124
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. 3,453 3,475
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 4,608 4,410
FW1738592.UP.FTS.B, 28.44%, 9/20/26 .. 4,506 4,533
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,141 474
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 660 656
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 5,224 5,205
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 4,136 4,115
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 3,649 3,667
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 13,171 13,083
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 3,889 3,908
L1912265.UP.FTS.B, 23.3%, 10/25/26 .... 3,285 236
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 744 748
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . 1,801 1,799
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 8,937 8,981
L1914923.UP.FTS.B, 23.8%, 10/25/26 .... 1,623 115
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 822 826
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 2,111 2,121
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 15,708 15,756
FW1914238.UP.FTS.B, 29.34%, 10/25/26 . 4,875 4,892
FW1915272.UP.FTS.B, 30.7%, 10/25/26 .. 1,558 –
FW1907740.UP.FTS.B, 31.19%, 10/25/26 . 763 53
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . $ 3,201 $ 3,217
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 12,175 12,080
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 27,255 27,043
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 3,464 3,435
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 6,976 6,925
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 11,248 11,165
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 8,459 8,397
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 6,563 6,176
L2055412.UP.FTS.B, 14 .29%, 11/16/26 ... 2,151 2,134
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 6,451 6,407
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 10,762 10,674
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 3,239 3,217
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 725 720
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 6,545 6,501
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 1,626 1,612
L2055275.UP.FTS.B, 19%, 11/16/26 ..... 12,027 499
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 13,247 13,153
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... 17,456 16,439
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... 16,818 16,697
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... 18,537 18,404
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 1,711 1,690
L2056569.UP.FTS.B , 22.59%, 11/16/26 ... 10,978 3,074
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 3,708 3,598
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 15,007 15,039
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 5,446 5,192
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,208 1,201
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 760 762
L2053478.UP.FTS.B, 24.22%, 11/16/26 ... 2,250 201
FW2055944.UP.FTS.B, 24.96%, 11/16/26 . 225 222
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,516 1,471
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 1,073 1,075
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 937 894
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,150 1,153
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,541 1,545
FW2056482.UP.FTS.B, 26.96% , 11/16/26 . 3,875 3,877
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,551 1,554
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 3,536 3,544
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 7,647 7,654
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 6,319 6,335
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 951 953
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 5,635 1,631
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 7,406 7,424
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 6,897 6,837
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 10,495 10,411
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 10,715 10,628
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 7,175 7,111
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 8,570 8,500
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 5,020 4,974
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 15,792 15,664
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 3,963 3,927
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... 10,701 10,613
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 21,743 21,547
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 12,054 11,957
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 8,394 8,319
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 5,495 5,441
L2239771.UP.FTS.B, 15.55%, 12/13/26 ... 19,808 19,613
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 7,520 7,089
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 4,073 4,028

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... $ 6,306 $ 6,244
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 11,144 11,022
L2241989.UP.FTS.B, 17 .5%, 12/13/26 .... 1,933 1,914
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 13,449 13,301
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 1,893 1,863
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 3,371 3,338
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... 4,890 1,389
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 9,903 9,888
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 5,763 5,701
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 16,613 16,623
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,300 2,302
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 2,905 2,861
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 5,461 803
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 3,639 3,632
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 4,622 4,615
L2242742.UP.FTS.B, 23.45% , 12/13/26 ... 463 454
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 4,251 4,244
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 4,491 4,484
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 2,703 2,677
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 1,713 1,710
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 739 738
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... 7,015 6,950
FW2241952.UP.FTS.B, 25.3%, 12/13/26 .. 10,044 193
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,386 1,372
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,340 1,339
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 4,355 1,248
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,564 1,565
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 3,703 3,697
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 2,811 2,804
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 3,960 3,961
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,049 591
FW2241683.UP.FTS.B, 29.38%, 12/13/26 . 32 31
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 7,989 7,975
FW2231506.UP.FTS.B, 30.63%, 12/13/26 . 39,385 1,733
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 9,774 1,477
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 885 885
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 3,696 3,697
L2242361.UP.FTS.B, 9.11%, 12/15/26 .... 17,493 17,342
L2240058.UP.FTS.B, 26.7%, 12/27/26 .... 6,511 6,505
L2465688.UP.FTS.B, 5.13%, 1/19/27 .... 2,278 180
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 31,350 31,117
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 18,155 18,021
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... 2,164 2,144
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 2,559 2,540
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 5,536 1,337
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 4,216 4,184
L2464484.UP.FTS.B, 6.65% , 1/19/27 .... 2,968 2,945
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 3,519 3,493
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 10,574 10,497
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 7,920 1,960
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 14,156 14,050
L2465750.UP.FTS.B, 7.8%, 1/19/27 ..... 4,288 314
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,422 1,412
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 2,921 2,745
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 6,798 6,747
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 7,579 7,522
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 2,276 2,256
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... 4,770 4,483
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... $ 14,385 $ 14,278
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 1,802 1,789
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 5,778 5,735
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 3,628 3,601
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 4,354 4,322
FW2466175.UP.FTS.B, 12.09%, 1/19/27 .. 4,817 349
L2466145.UP.FTS.B, 14.56%, 1/19/27 .... 11,143 11,063
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 7,626 7,568
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 2,281 2,255
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,158 1,092
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 2,634 2,616
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 639 630
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 2,749 745
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 16,646 16,527
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 6,901 6,847
L2465928.UP.FTS.B, 20.32% , 1/19/27 .... 2,310 2,292
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 19,263 19,112
L2466185.UP.FTS.B, 20.91%, 1/19/27 .... 2,928 208
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 1,674 1,676
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 3,570 3,542
L2465105.UP.FTS.B, 22.96%, 1/19/27 .... 37,849 10,943
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,359 2,360
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 12,797 12,825
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 3,635 3,469
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,576 1,580
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 10,572 10,596
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 2,618 2,619
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,257 2,256
L2465179.UP.FTS.B, 25.25% , 1/19/27 .... 1,061 300
L2464921.UP.FTS.B, 25.36%, 1/19/27 .... 1,253 6
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 3,330 3,338
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 3,629 3,623
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,489 721
L2459145.UP.FTS.B, 26.05%, 1/19/27 .... 1,754 1,737
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,134 1,133
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 4,815 4,826
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,204 1,207
FW2466130.UP.FTS.B, 28.33% , 1/19/27 .. 2,012 2,016
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 1,244 355
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,245 1,189
FW2465759.UP.FTS.B, 30.48%, 1/19/27 .. 4,473 4,483
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,115 2,120
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,628 1,632
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 1,141 1,143
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,434 1,368
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 815 817
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,467 1,471
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 2,957 2,820
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 916 915
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 5,079 5,090
FW2465212.UP.FTS.B, 14.46%, 2/01/27 .. 16,420 16,259
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 7,175 7,122
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 5,465 5,425
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 8,735 8,668
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 4,733 4,698
FW2675837.UP.FTS.B, 9 .42%, 2/22/27 ... 5,116 5,077
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 4,983 4,945
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 36,666 36,385

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... $ 21,310 $ 21,133
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 25,163 24,967
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 11,413 10,736
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 6,338 6,283
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 11,447 10,773
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 11,309 11,221
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 3,475 3,448
FW2676429.UP.FTS.B, 14.76%, 2/22/27 .. 16,161 15,200
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 5,275 5,233
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 7,267 7,206
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 3,433 3,406
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 3,665 3,637
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 7,640 7,579
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 12,067 11,969
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 8,353 8,286
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 17,074 16,097
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 3,835 3,805
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 3,080 3,055
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 11,602 11,506
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 39,869 37,577
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 8,426 8,348
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 4,669 4,628
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 28,022 27,773
FW2675827.UP.FTS.B, 19 .75%, 2/22/27 .. 3,356 3,329
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 4,703 4,659
L2675775.UP.FTS.B, 20.06%, 2/22/27 .... 8,329 274
FW2676391.UP.FTS.B, 20.15%, 2/22/27 .. 4,777 345
L2676153.UP.FTS.B, 20.37%, 2/22/27 .... 4,478 323
L2635721.UP.FTS.B, 20.47%, 2/22/27 .... 6,176 6,088
FW2675953.UP.FTS.B, 20.7%, 2/22/27 ... 17,453 528
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 14,397 14,219
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 6,293 6,242
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 2,531 2,448
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 2,920 2,872
L2675263.UP.FTS.B, 21.9%, 2/22/27 .... 13,724 992
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 12,575 12,459
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... 3,503 3,501
L2675496.UP.FTS.B, 22.58%, 2/22/27 .... 5,124 366
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 7,148 7,156
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 5,543 5,488
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 4,772 4,777
FW2675530.UP.FTS.B , 23.25%, 2/22/27 .. 2,387 2,389
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 7,967 7,976
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... 15,976 15,993
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 3,515 3,519
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 4,400 4,404
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 2,681 2,559
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,404 2,406
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 2,955 2,921
FW2675924.UP.FTS.B, 25.27%, 2/22/27 .. 1,777 61
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,156 2,157
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... 1,679 1,676
FW2675099.UP.FTS.B, 26.05%, 2/22/27 .. 3,318 234
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 40,339 40,374
FW2675377.UP.FTS.B, 26.49% , 2/22/27 .. 1,559 110
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 798 790
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 2,676 2,679
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 2,677 2,680
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. $ 5,852 $ 5,857
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 2,033 2,034
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 5,736 5,738
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,320 1,321
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,156 1,145
FW2676378.UP.FTS.B, 30 .97%, 2/22/27 .. 1,057 73
FW2674790.UP.FTS.B, 31.08%, 2/22/27 .. 992 70
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,473 1,459
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,125 2,027
FW2675516.UP.FTS.B, 31.31%, 2/22/27 .. 2,902 15
FW2676168.UP.FTS.B, 31.41%, 2/22/27 .. 1,379 1,361
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,484 2,485
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 7,959 7,965
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 6,387 6,391
FW2675534.UP.FTS.B, 32 .24%, 2/22/27 .. 7,392 7,397
L2675434.UP.FTS.B, 25.07%, 3/01/27 .... 1,970 1,965
FW2676248.UP.FTS.B, 25.38%, 3/05/27 .. 2,720 2,714
FW1915225.UP.FTS.B, 30.8%, 3/25/27 ... 3,098 –
FW2056098.UP.FTS.B, 23.67%, 4/16/27 .. 6,452 460
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 1,562 1,567
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 5,962 5,920
L2981618.UP.FTS.B, 6.67%, 4/20/27 .... 9,746 9,679
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 6,605 6,560
L2982631.UP.FTS.B, 11.15% , 4/20/27 .... 5,021 4,724
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 7,552 7,487
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 15,873 15,741
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. 8,026 2,170
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 37,807 37,414
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 1,765 1,749
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 9,358 9,267
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 9,704 9,590
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 4,565 4,301
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 19,633 19,480
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 4,577 1,326
FW2981941.UP.FTS.B, 25.22%, 4/20/27 .. 2,076 2,052
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 12,140 12,134
L2982533.UP.FTS.B, 25 .49%, 4/20/27 .... 1,821 277
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 2,663 2,658
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 8,077 7,999
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,499 2,494
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 4,421 1,293
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 2,761 2,755
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 11,406 11,389
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 25,220 25,170
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,262 1,260
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,214 4,211
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,262 1,261
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 1,954 1,951
FW2982099.UP.FTS.B, 31.11%, 4/20/27 .. 3,169 223
FW2981979.UP.FTS.B, 31.12% , 4/20/27 .. 1,832 1,744
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 8,024 8,009
FW2982593.UP.FTS.B, 14.46%, 4/25/27 .. 6,289 6,240
L2241910.UP.FTS.B, 20.19%, 5/13/27 .... 19,152 1,386
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 2,638 2,610
L2233875.UP.FTS.B, 22.25%, 5/13/27 .... 23,290 23,232
L2242418.UP.FTS.B, 25.33%, 5/13/27 .... 9,176 9,195
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,379 205
FW2242624.UP.FTS.B, 29.36%, 5/13/27 .. 8,511 604

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-115
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2240660.UP.FTS.B, 30.84%, 5/13/27 .. $ 4,002 $ 3,987
FW2451492.UP.FTS.B, 6.07%, 6/19/27 ... 36,742 36,440
FW2465871.UP.FTS.B, 12.64%, 6/19/27 .. 7,157 7,085
L2465393.UP.FTS.B, 22.66%, 6/19/27 .... 17,087 2,575
L2465421.UP.FTS.B, 25.22%, 6/19/27 .... 8,564 614
FW2465743.UP.FTS.B, 28.47%, 6/19/27 .. 9,450 –
FW2464670.UP.FTS.B, 31.19%, 7/03/27 .. 1,977 1,176
FW1739404.UP.FTS.B, 26.55%, 7/20/27 .. 2,063 2,064
L2675722.UP.FTS.B, 13.92%, 7/22/27 .... 2,447 2,420
FW2676135.UP.FTS.B, 19.68%, 7/22/27 .. 37,777 37,371
FW2674747.UP.FTS.B, 21.11%, 7/22/27 .. 5,856 5,774
FW2675348.UP.FTS.B, 23.48%, 7/22/27 .. 14,960 1,068
L2676160.UP.FTS.B, 25.17%, 7/22/27 .... 10,407 10,362
L2676206.UP.FTS.B, 25.75%, 7/22/27 .... 4,209 602
FW2676331.UP.FTS.B, 27.38%, 7/22/27 .. 7,033 500
FW2675109.UP.FTS.B, 27.79%, 7/22/27 .. 5,749 5,495
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,760 1,749
FW2676178.UP.FTS.B, 31.16%, 7/22/27 .. 4,674 –
FW2675671.UP.FTS.B, 16.46%, 7/28/27 .. 21,111 20,793
FW2675967.UP.FTS.B, 29.34%, 8/07/27 .. 1,469 1,449
L1910370.UP.FTS.B, 14.66%, 8/25/27 .... 2,729 2,710
FW2981809.UP.FTS.B, 26.39%, 9/20/27 .. 3,973 3,945
L2466291.UP.FTS.B , 11.97%, 11/19/27 ... 42,572 10,782
L2465923.UP.FTS.B, 24.48%, 11/19/27 ... 32,105 31,737
FW2675681.UP.FTS.B, 27.55%, 12/22/27 . 8,562 8,496
L2982002.UP.FTS.B, 25.37%, 2/20/28 .... 6,053 5,731
2,296,903
Total Marketplace Loans (Cost $4,936,604) .....
$4,292,551

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-116
At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 30, 2023 , the Fund had the following forward exchange contracts outstanding.
At September 30, 2023, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 43 $ 4,646,688 12/19/23 $ (80,686)
U.S. Treasury 10 Year Ultra Notes ................ Long 11 1,227,188 12/19/23 (2,422)
U.S. Treasury 2 Year Notes ..................... Long 121 24,528,024 12/29/23 (58,410)
U.S. Treasury 5 Year Notes ..................... Long 19 2,001,828 12/29/23 (13,895)
U.S. Treasury Ultra Bonds ...................... Long 12 1,424,250 12/19/23 (106,331)
Total Futures Contracts ...................................................................... $(261,744)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 198,000,000 1,391,637 10/10/23 $ — $ (64,963)
Euro ............. JPHQ Sell 1,025,000 1,100,930 12/13/23 13,578 —
Columbian Peso .... JPHQ Sell 5,400,000,000 1,254,793 2/26/24 — (24,802)
Total Forward Exchange Contracts ................................................... $13,578 $(89,765)
Net unrealized appreciation (depreciation) ............................................ $(76,187)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.40 . 5.00% Quarterly 6/20/28 10,150,000 $ 173,187 $ 173,747 $ (560)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $173,187 $173,747 $(560)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-117
See Abbreviations on page 171 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 $ (231,250) $ (242,652) $ 11,402 B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR 1,863 — 1,863
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 17,760 (24,749) 42,509
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (365,718) (77,391) (288,327)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 1,655 — 1,655
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 3,139 1,007 2,132
Investment
Grade
Total OTC Swap Contracts .............................................. $(572,551) $(343,785) $(228,766)
Total Credit Default Swap Contracts .................................... $(399,364) $ (170,038) $(229,326)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin U.S. Government Securities VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.2%
Oil, Gas & Consumable Fuels 1.2%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 3,281,250 $ 3,135,673
Senior Note, 1.87%, 1/15/26 ........................... India 1,842,105 1,736,238
Senior Note, 2.06%, 1/15/26 ........................... India 1,562,500 1,484,704
6,356,615
Total Corporate Bonds (Cost $6,651,435) .......................................
6,356,615
Foreign Government and Agency Securities 1.9%
Israel Government Bond , Senior Bond , 5.5% , 4/26/24 ..........
Israel 10,000,000 9,982,856
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 658,000 640,272
Total Foreign Government and Agency Securities (Cost $10,645,054) ..............
10,623,128
U.S. Government and Agency Securities 14.8%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,531,797
U.S. International Development Finance Corp. (The) , 4.01%, 5/15/30
United States 1,222,500 1,165,296
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,945,497
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 7,985,772
2.375%, 8/15/24 ..................................... United States 22,000,000 21,419,106
2.25%, 8/15/27 ..................................... United States 34,040,000 31,113,357
0.625%, 8/15/30 ..................................... United States 8,500,000 6,525,410
Total U.S. Government and Agency Securities (Cost $87,927,841) .................
80,686,235
Mortgage-Backed Securities 75.4%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 5.019%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 61,982 60,647
FHLMC, 4.476% - 5.535%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 .......... United States 3,932,753 3,935,562
3,996,209
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.0%
FHLMC Gold Pool, 15 Year, 4.5%, 3/01/25 - 4/01/25 ........... United States 37,801 36,570
FHLMC Gold Pool, 20 Year, 3.5%, 3/01/32 .................. United States 936,870 865,371
FHLMC Gold Pool, 30 Year, 3%, 5/01/43 .................... United States 143,409 122,870
FHLMC Gold Pool, 30 Year, 3.5%, 5/01/43 .................. United States 22,652 20,101
FHLMC Gold Pool, 30 Year, 4%, 9/01/40 - 12/01/41 ............ United States 2,141,120 1,964,514
FHLMC Gold Pool, 30 Year, 4.5%, 5/01/40 - 7/01/41 ........... United States 657,260 621,690
FHLMC Gold Pool, 30 Year, 5%, 9/01/33 - 4/01/40 ............. United States 1,976,264 1,934,460
FHLMC Gold Pool, 30 Year, 5.5%, 7/01/33 - 5/01/38 ........... United States 392,294 391,175
FHLMC Gold Pool, 30 Year, 6%, 1/01/24 - 8/01/35 ............. United States 361,072 360,300
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/23 - 5/01/35 .......... United States 103,427 104,171
FHLMC Gold Pool, 30 Year, 7%, 4/01/24 - 9/01/31 ............. United States 31,183 31,232
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 60,834 62,733
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 4,599,896 3,519,784
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 7,707,656 7,043,803
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,368,661 2,217,886
FHLMC Pool, 30 Year, 4.5%, 10/01/52 ...................... United States 14,793,128 13,597,373
FHLMC Pool, 30 Year, 5%, 12/01/52 ....................... United States 14,316,094 13,525,659
FHLMC Pool, 30 Year, 5.5%, 1/01/53 ....................... United States 14,041,948 13,591,800
60,011,492

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.2%
FNMA, 5.489%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 ...................... United States 3,849,505 $ 3,921,054
FNMA, 4.065% - 5.557%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 28,163 27,644
FNMA, 3.795% - 6.165%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 .......... United States 5,495,909 5,514,333
FNMA, 2.884% - 6.625%, (1-year CMT T-Note +/- MBS Margin),
10/01/23 - 12/01/40 .................................. United States 2,577,727 2,586,190
FNMA, 5.342% - 6.974%, (12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 133,546 130,716
FNMA, 3.845% - 7.297%, (6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 12/01/24 - 3/01/37 ......... United States 217,427 216,401
12,396,338
Federal National Mortgage Association (FNMA) Fixed Rate 20.4%
FNMA, 2.64%, 7/01/25 ................................. United States 2,259,450 2,149,224
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,345,134
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,713,174
FNMA, 5.5%, 4/01/34 .................................. United States 382,842 377,566
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 2,089,129 1,805,549
FNMA, 15 Year, 3%, 9/01/37 ............................. United States 11,877,819 10,751,843
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 6,641 6,617
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 9,081,054 7,243,610
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 20,015,762 15,964,502
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 4,645,808 3,700,342
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,336,550 5,041,172
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 8,301,521 6,608,650
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 51,909 44,416
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,028,099 3,343,792
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 3,420,034 2,839,384
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 8,947,648 7,889,302
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,213,119 2,027,081
FNMA, 30 Year, 4%, 9/01/52 ............................. United States 14,984,531 13,356,878
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 1,962,887 1,854,356
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,283,315 1,253,580
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 849,306 841,489
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 692,707 689,702
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 11,863,507 11,717,418
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 90,082 92,266
FNMA, 30 Year, 6.5%, 8/01/53 ........................... United States 3,997,635 4,019,443
FNMA, 30 Year, 7.5%, 8/01/25 ........................... United States 519 518
FNMA, 30 Year, 8%, 7/01/24 - 9/01/24 ...................... United States 1,701 1,696
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 21,978 21,907
110,700,611
Government National Mortgage Association (GNMA) Fixed Rate 41.0%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 7,200,555 6,982,280
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 216,355 215,633
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 173,622 177,108
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 84,134 84,890
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 4,208 4,269
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 76,285 78,569
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 207,718 180,909
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,189,079 2,942,298
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 4,801,857 4,583,068
GNMA I, Single-family, 30 Year, 5.5%, 1/15/29 - 10/15/39 ........ United States 1,651,752 1,619,217
GNMA I, Single-family, 30 Year, 6%, 12/15/23 - 9/15/38 ......... United States 630,864 630,220

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 6.5%, 10/15/23 - 5/15/37 ........ United States 322,845 $ 325,262
GNMA I, Single-family, 30 Year, 7%, 12/15/25 - 9/15/31 ......... United States 38,802 38,661
GNMA I, Single-family, 30 Year, 7.5%, 11/15/26 - 11/15/27 ....... United States 3,736 3,734
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 - 12/15/24 ........ United States 3,376 3,373
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 4,929,545 3,907,670
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 10,988,619 8,698,968
GNMA II, Single-family, 30 Year, 2%, 3/20/52 ................. United States 6,945,295 5,497,041
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 10,902,480 8,928,120
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 4,614,462 3,777,987
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 30,917,070 25,311,888
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 10,151,367 8,310,231
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,005,422 2,590,283
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 5,675,217 4,857,071
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 15,391,083 13,065,745
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 5,952,067 5,064,347
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 14,774,357 12,572,072
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 16,213,796 13,793,591
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 18,856,168 16,010,950
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 6,219,639 5,576,652
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 3,785,793 3,395,170
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 2,965,468 2,655,946
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 5,060,911 4,532,684
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 9,165,810 8,175,617
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 15,282,181 13,570,589
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 - 10/20/47 ....... United States 11,618,667 10,399,136
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,115,168 3,651,799
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 6,729,771 6,227,414
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 9,099,324 8,642,680
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 3,723,256 3,655,755
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,570,080 1,574,244
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,028,833 1,053,175
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 136,175 138,176
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 3,313 3,424
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 11/20/26 ...... United States 7,142 7,155
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,179 1,189
223,516,260
Total Mortgage-Backed Securities (Cost $481,424,199) ...........................
410,620,910
Total Long Term Investments (Cost $586,648,529) ...............................
508,286,888
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 171 .
Short Term Investments 6.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
c
Repurchase Agreements 6.5%
c
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value
$35,489,305)
BNP Paribas Securities Corp. (Maturity Value $15,767,543)
Deutsche Bank Securities, Inc. (Maturity Value $7,107,798)
HSBC Securities (USA), Inc. (Maturity Value $12,613,964)
Collateralized by U.S. Government Agency Securities, 2% - 7%,
1/20/27 - 9/20/53; U.S. Government Agency Strips, 9/15/26 -
11/15/45; U.S. Treasury Bonds, 5.5% - 6.75%, 2/15/26 - 8/15/28;
and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at $36,186,416) 35,473,899 $ 35,473,899
Total Repurchase Agreements (Cost $35,473,899) ...............................
35,473,899
Total Short Term Investments (Cost $35,473,899 ) ................................
35,473,899
a
Total Investments (Cost $622,122,428) 99.8% ...................................
$543,760,787
Other Assets, less Liabilities 0.2% .............................................
980,026
Net Assets 100.0% ...........................................................
$544,740,813
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin VolSmart Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 65.8%
Aerospace & Defense 1.4%
General Dynamics Corp. .............................................. 3,226 $ 712,849
Lockheed Martin Corp. ............................................... 1,085 443,721
RTX Corp. ........................................................ 13,644 981,959
2,138,529
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. ............................... 548 62,817
United Parcel Service, Inc., B .......................................... 6,051 943,170
1,005,987
Automobile Components 0.0%
†
Gentex Corp. ...................................................... 1,658 53,951
Automobiles 0.5%
a
Tesla, Inc. ......................................................... 2,868 717,631
a
Banks 1.1%
Citigroup, Inc. ...................................................... 6,530 268,579
First Citizens BancShares, Inc., A ....................................... 48 66,245
JPMorgan Chase & Co. ............................................... 8,528 1,236,730
New York Community Bancorp, Inc. ...................................... 4,474 50,735
1,622,289
Beverages 0.7%
a
Monster Beverage Corp. .............................................. 2,390 126,550
PepsiCo, Inc. ...................................................... 5,729 970,722
1,097,272
Biotechnology 2.3%
AbbVie, Inc. ....................................................... 11,119 1,657,398
Amgen, Inc. ....................................................... 1,123 301,817
a
Biogen, Inc. ....................................................... 608 156,262
a
Exelixis, Inc. ....................................................... 2,477 54,122
Gilead Sciences, Inc. ................................................ 4,979 373,126
a
Horizon Therapeutics plc .............................................. 482 55,763
a
Regeneron Pharmaceuticals, Inc. ....................................... 537 441,930
a
Vertex Pharmaceuticals, Inc. ........................................... 1,362 473,622
3,514,040
Broadline Retail 0.8%
a
Amazon.com, Inc. ................................................... 9,331 1,186,157
Macy's, Inc. ........................................................ 4,540 52,709
1,238,866
Building Products 1.0%
a
Builders FirstSource, Inc. ............................................. 764 95,110
Carlisle Cos., Inc. ................................................... 2,240 580,742
Fortune Brands Innovations, Inc. ........................................ 783 48,671
Johnson Controls International plc ....................................... 13,447 715,515
Lennox International, Inc. ............................................. 154 57,664
Owens Corning ..................................................... 536 73,116
1,570,818
Capital Markets 0.9%
Cboe Global Markets, Inc. ............................................. 348 54,361
Evercore, Inc., A .................................................... 391 53,911
Janus Henderson Group plc ........................................... 1,969 50,840
LPL Financial Holdings, Inc. ........................................... 364 86,505

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Moody's Corp. ...................................................... 569 $ 179,901
MSCI, Inc., A ....................................................... 289 148,280
Nasdaq, Inc. ....................................................... 14,229 691,387
SEI Investments Co. ................................................. 871 52,460
1,317,645
Chemicals 3.3%
Air Products and Chemicals, Inc. ........................................ 4,657 1,319,794
Albemarle Corp. .................................................... 2,892 491,756
CF Industries Holdings, Inc. ........................................... 994 85,225
Ecolab, Inc. ........................................................ 3,774 639,315
Linde plc .......................................................... 5,265 1,960,423
LyondellBasell Industries NV, A ......................................... 1,358 128,603
NewMarket Corp. ................................................... 114 51,874
Sherwin-Williams Co. (The) ............................................ 1,374 350,439
5,027,429
Commercial Services & Supplies 1.0%
Cintas Corp. ....................................................... 1,764 848,501
a
Clean Harbors, Inc. .................................................. 324 54,225
a
Copart, Inc. ........................................................ 3,979 171,455
Republic Services, Inc., A ............................................. 767 109,305
Rollins, Inc. ........................................................ 1,334 49,798
Waste Management, Inc. .............................................. 2,088 318,295
1,551,579
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 1,355 249,225
Cisco Systems, Inc. ................................................. 14,403 774,305
1,023,530
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 288 47,958
Consumer Finance 0.1%
OneMain Holdings, Inc. ............................................... 1,326 53,159
Synchrony Financial ................................................. 2,059 62,944
116,103
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc., A ............................................... 2,453 55,806
Target Corp. ....................................................... 6,212 686,861
Walmart, Inc. ...................................................... 5,304 848,268
1,590,935
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. .......................................... 448 52,362
a
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................................... 18,114 587,075
Electric Utilities 0.2%
Hawaiian Electric Industries, Inc. ........................................ 3,868 47,615
Pinnacle West Capital Corp. ........................................... 702 51,724
Southern Co. (The) .................................................. 3,413 220,889
320,228

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Electrical Equipment 0.6%
Eaton Corp. plc ..................................................... 857 $ 182,781
Emerson Electric Co. ................................................ 1,141 110,187
Hubbell, Inc., B ..................................................... 288 90,262
nVent Electric plc ................................................... 10,985 582,095
965,325
Electronic Equipment, Instruments & Components 0.2%
a
Arrow Electronics, Inc. ............................................... 407 50,973
Avnet, Inc. ........................................................ 1,069 51,515
Crane NXT Co. ..................................................... 897 49,846
Jabil, Inc. ......................................................... 747 94,787
National Instruments Corp. ............................................ 914 54,493
301,614
Energy Equipment & Services 0.0%
†
TechnipFMC plc .................................................... 2,924 59,474
Entertainment 0.4%
a
Netflix, Inc. ........................................................ 1,444 545,254
a
Financial Services 1.9%
a
Berkshire Hathaway, Inc., B ............................................ 1,698 594,809
Mastercard, Inc., A .................................................. 2,339 926,034
MGIC Investment Corp. ............................................... 3,095 51,656
Visa, Inc., A ........................................................ 5,847 1,344,868
Western Union Co. (The) .............................................. 4,370 57,597
2,974,964
Food Products 0.9%
Ingredion, Inc. ...................................................... 525 51,660
Lamb Weston Holdings, Inc. ........................................... 652 60,284
McCormick & Co., Inc. ............................................... 8,755 662,228
Mondelez International, Inc., A .......................................... 9,060 628,764
1,402,936
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 633 67,054
National Fuel Gas Co. ................................................ 1,024 53,156
120,210
Ground Transportation 0.9%
JB Hunt Transport Services, Inc. ........................................ 2,719 512,586
Landstar System, Inc. ................................................ 290 51,313
Norfolk Southern Corp. ............................................... 2,802 551,798
Old Dominion Freight Line, Inc. ......................................... 433 177,158
Ryder System, Inc. .................................................. 539 57,646
a
Saia, Inc. ......................................................... 156 62,189
Schneider National, Inc., B ............................................ 1,886 52,223
1,464,913
Health Care Equipment & Supplies 4.0%
Abbott Laboratories .................................................. 9,397 910,099
a
Align Technology, Inc. ................................................ 263 80,299
Becton Dickinson & Co. ............................................... 5,774 1,492,752
a
IDEXX Laboratories, Inc. .............................................. 366 160,041
a
Intuitive Surgical, Inc. ................................................ 1,262 368,870
Medtronic plc ...................................................... 10,300 807,108
STERIS plc ........................................................ 240 52,661

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ...................................................... 8,233 $ 2,249,832
6,121,662
Health Care Providers & Services 1.9%
Cardinal Health, Inc. ................................................. 1,413 122,677
Cencora, Inc. ...................................................... 316 56,871
Chemed Corp. ..................................................... 107 55,608
CVS Health Corp. ................................................... 1,179 82,318
Encompass Health Corp. ............................................. 756 50,773
HCA Healthcare, Inc. ................................................. 1,076 264,674
Premier, Inc., A ..................................................... 2,521 54,201
UnitedHealth Group, Inc. .............................................. 4,373 2,204,823
2,891,945
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,730 57,367
Hotels, Restaurants & Leisure 2.1%
a
Booking Holdings, Inc. ............................................... 175 539,691
a
Chipotle Mexican Grill, Inc., A .......................................... 97 177,687
Darden Restaurants, Inc. ............................................. 414 59,293
Domino's Pizza, Inc. ................................................. 143 54,167
Marriott International, Inc., A ........................................... 519 102,015
McDonald's Corp. ................................................... 6,583 1,734,225
Starbucks Corp. .................................................... 2,958 269,977
Texas Roadhouse, Inc., A ............................................. 530 50,933
Yum! Brands, Inc. ................................................... 1,370 171,168
3,159,156
Household Durables 0.4%
DR Horton, Inc. ..................................................... 1,636 175,821
Lennar Corp., A ..................................................... 1,277 143,318
Lennar Corp., B .................................................... 495 50,604
a
NVR, Inc. ......................................................... 16 95,413
PulteGroup, Inc. .................................................... 1,310 97,005
Toll Brothers, Inc. ................................................... 732 54,139
a
TopBuild Corp. ..................................................... 192 48,307
664,607
Household Products 1.4%
Colgate-Palmolive Co. ............................................... 7,419 527,565
Procter & Gamble Co. (The) ........................................... 10,704 1,561,286
Spectrum Brands Holdings, Inc. ........................................ 660 51,711
2,140,562
Independent Power and Renewable Electricity Producers 0.0%
†
Vistra Corp. ........................................................ 1,721 57,103
Industrial Conglomerates 1.0%
General Electric Co. ................................................. 3,600 397,980
Honeywell International, Inc. ........................................... 6,172 1,140,215
1,538,195
Industrial REITs 0.1%
EastGroup Properties, Inc. ............................................ 308 51,291
STAG Industrial, Inc. ................................................. 1,507 52,007
103,298

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Insurance 1.0%
Aon plc, A ......................................................... 667 $ 216,255
a
Arch Capital Group Ltd. ............................................... 1,631 130,007
Arthur J Gallagher & Co. .............................................. 899 204,909
Erie Indemnity Co., A ................................................. 1,486 436,572
Kinsale Capital Group, Inc. ............................................ 133 55,079
Marsh & McLennan Cos., Inc. .......................................... 1,030 196,009
Primerica, Inc. ...................................................... 267 51,801
Reinsurance Group of America, Inc. ..................................... 382 55,462
RLI Corp. ......................................................... 408 55,443
Unum Group ....................................................... 1,094 53,814
White Mountains Insurance Group Ltd. ................................... 36 53,845
1,509,196
Interactive Media & Services 1.8%
a
Alphabet, Inc., A .................................................... 8,137 1,064,808
a
Alphabet, Inc., C .................................................... 7,027 926,510
a
Meta Platforms, Inc., A ............................................... 2,753 826,478
2,817,796
IT Services 1.2%
Accenture plc, A .................................................... 4,635 1,423,455
a
Akamai Technologies, Inc. ............................................. 508 54,122
Cognizant Technology Solutions Corp., A .................................. 992 67,198
International Business Machines Corp. ................................... 1,744 244,683
1,789,458
Life Sciences Tools & Services 1.1%
Danaher Corp. ..................................................... 1,841 456,752
a
Medpace Holdings, Inc. ............................................... 221 53,511
West Pharmaceutical Services, Inc. ...................................... 3,011 1,129,757
1,640,020
Machinery 1.3%
Allison Transmission Holdings, Inc. ...................................... 887 52,386
Caterpillar, Inc. ..................................................... 1,036 282,828
Donaldson Co., Inc. ................................................. 4,810 286,868
Dover Corp. ....................................................... 4,725 659,185
Graco, Inc. ........................................................ 692 50,433
Illinois Tool Works, Inc. ............................................... 1,269 292,263
Lincoln Electric Holdings, Inc. .......................................... 288 52,356
PACCAR, Inc. ...................................................... 2,845 241,882
Pentair plc ........................................................ 810 52,448
Snap-on, Inc. ...................................................... 250 63,765
2,034,414
Media 0.3%
Comcast Corp., A ................................................... 8,911 395,114
Metals & Mining 0.3%
Nucor Corp. ....................................................... 1,352 211,385
Reliance Steel & Aluminum Co. ......................................... 320 83,913
Southern Copper Corp. ............................................... 686 51,649
Steel Dynamics, Inc. ................................................. 930 99,715
United States Steel Corp. ............................................. 1,698 55,151
501,813

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 5,310 $ 49,330
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,660 141,980
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 2,351 47,890
Kilroy Realty Corp. .................................................. 1,504 47,541
95,431
Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp. ............................................ 490 42,253
Chevron Corp. ..................................................... 4,529 763,680
Devon Energy Corp. ................................................. 3,022 144,149
EOG Resources, Inc. ................................................ 4,263 540,378
Exxon Mobil Corp. ................................................... 9,735 1,144,641
Marathon Petroleum Corp. ............................................ 2,232 337,791
Ovintiv, Inc. ........................................................ 1,239 58,939
Phillips 66 ......................................................... 1,843 221,436
Pioneer Natural Resources Co. ......................................... 476 109,266
a
Southwestern Energy Co. ............................................. 8,265 53,309
Valero Energy Corp. ................................................. 1,719 243,600
3,659,442
Pharmaceuticals 3.1%
Eli Lilly & Co. ...................................................... 1,692 908,824
Johnson & Johnson ................................................. 12,127 1,888,780
Merck & Co., Inc. ................................................... 8,048 828,542
Organon & Co. ..................................................... 2,550 44,268
Pfizer, Inc. ......................................................... 30,464 1,010,491
Zoetis, Inc., A ...................................................... 929 161,627
4,842,532
Professional Services 0.1%
Broadridge Financial Solutions, Inc. ...................................... 292 52,283
Concentrix Corp. .................................................... 692 55,436
107,719
Retail REITs 0.2%
NNN REIT, Inc. ..................................................... 1,382 48,840
Simon Property Group, Inc. ............................................ 1,358 146,705
Spirit Realty Capital, Inc. .............................................. 1,410 47,277
242,822
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................................. 9,875 1,729,014
Applied Materials, Inc. ................................................ 4,450 616,103
Broadcom, Inc. ..................................................... 1,084 900,349
Intel Corp. ......................................................... 8,588 305,303
KLA Corp. ......................................................... 758 347,664
Lam Research Corp. ................................................. 727 455,662
a
Lattice Semiconductor Corp. ........................................... 726 62,385
Microchip Technology, Inc. ............................................ 2,449 191,144
NVIDIA Corp. ...................................................... 2,504 1,089,215
a
ON Semiconductor Corp. ............................................. 2,132 198,169
QUALCOMM, Inc. ................................................... 5,196 577,068
Skyworks Solutions, Inc. .............................................. 664 65,464

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ............................................... 11,676 $ 1,856,601
8,394,141
Software 8.1%
a
Adobe, Inc. ........................................................ 1,053 536,925
a
Cadence Design Systems, Inc. ......................................... 1,402 328,489
a
Dropbox, Inc., A .................................................... 1,993 54,269
a
Fair Isaac Corp. .................................................... 118 102,486
a
Manhattan Associates, Inc. ............................................ 354 69,972
Microsoft Corp. ..................................................... 25,748 8,129,932
Oracle Corp. ....................................................... 6,353 672,910
Roper Technologies, Inc. .............................................. 4,344 2,103,712
a
Synopsys, Inc. ..................................................... 721 330,917
a
VMware, Inc., A ..................................................... 479 79,744
12,409,356
Specialized REITs 0.3%
EPR Properties ..................................................... 1,217 50,554
Gaming and Leisure Properties, Inc. ..................................... 1,259 57,348
Public Storage ..................................................... 752 198,167
VICI Properties, Inc., A ............................................... 5,139 149,545
455,614
Specialty Retail 2.3%
Advance Auto Parts, Inc. .............................................. 794 44,409
a
AutoNation, Inc. .................................................... 340 51,476
Lowe's Cos., Inc. .................................................... 7,747 1,610,137
Murphy USA, Inc. ................................................... 170 58,094
a
O'Reilly Automotive, Inc. .............................................. 336 305,377
Penske Automotive Group, Inc. ......................................... 329 54,963
Ross Stores, Inc. ................................................... 7,941 896,936
TJX Cos., Inc. (The) ................................................. 5,330 473,730
a
Victoria's Secret & Co. ............................................... 2,999 50,023
Williams-Sonoma, Inc. ............................................... 388 60,295
3,605,440
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc. ........................................................ 22,587 3,867,120
Hewlett Packard Enterprise Co. ......................................... 6,634 115,233
HP, Inc. ........................................................... 4,645 119,376
NetApp, Inc. ....................................................... 1,135 86,124
4,187,853
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 109 56,036
NIKE, Inc., B ....................................................... 8,190 783,128
839,164
Tobacco 0.7%
Altria Group, Inc. .................................................... 10,032 421,846
Philip Morris International, Inc. ......................................... 6,819 631,303
1,053,149
Trading Companies & Distributors 0.8%
Fastenal Co. ....................................................... 1,121 61,251
MSC Industrial Direct Co., Inc., A ........................................ 537 52,707
United Rentals, Inc. .................................................. 280 124,480

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
Watsco, Inc. ....................................................... 170 $ 64,212
WW Grainger, Inc. ................................................... 1,405 972,035
1,274,685
Total Common Stocks (Cost $64,807,388) ......................................
101,209,281
a
Investments In Underlying Funds and Exchange Traded Funds
31.8%
Domestic Fixed Income 23.5%
b
Franklin U.S. Core Bond ETF .......................................... 1,185,175 24,307,939
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,337,323 11,848,678
36,156,617
Domestic Hybrid 8.3%
b
Franklin Income VIP Fund, Class 1 ...................................... 918,576 12,713,088
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$60,263,743) ................................................................
48,869,705
Total Long Term Investments (Cost $125,071,131) ...............................
150,078,986
a
a a a a
Short Term Investments 2.5%
a
Money Market Funds 2.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 3,814,577 3,814,577
Total Money Market Funds (Cost $3,814,577) ...................................
3,814,577
Total Short Term Investments (Cost $3,814,577 ) .................................
3,814,577
a
Total Investments (Cost $128,885,708) 100.1% ..................................
$153,893,563
Other Assets, less Liabilities (0.1)% ...........................................
(124,858)
Net Assets 100.0% ...........................................................
$153,768,705
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 171 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. 0% Monthly BZWS 11/27/23 4,000,000 $ (986)
Total Return Swap Contracts .................................................................... $(986)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Developing Markets VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a Industry Shares a Value
a
Common Stocks 91.3%
Brazil 1.8%
TOTVS SA ..................... Software 124,565 $ 669,078
Vale SA ........................ Metals & Mining 261,048 3,509,584
4,178,662
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 523,763
Chile 0.9%
Banco Santander Chile, ADR ....... Banks 113,339 2,078,637
China 26.3%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 1,068,585 11,586,168
a
Alibaba Group Holding Ltd., ADR .... Broadline Retail 8,158 707,625
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 452,505
a
Baidu, Inc., A .................... Interactive Media & Services 238,505 4,014,328
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 256,500 943,986
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 6,069,083 2,990,082
Chervon Holdings Ltd. ............. Household Durables 132,261 396,072
China Merchants Bank Co. Ltd., H .... Banks 1,007,107 4,181,245
China Resources Cement Holdings Ltd. Construction Materials 2,844,315 727,110
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 527,118
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,422 683,020
a,c
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 54,018 1,635,125
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 237,286
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 857,414 3,183,525
c
Haier Smart Home Co. Ltd., D ....... Household Durables 836,125 977,650
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 800,600 991,210
JD.com, Inc., A .................. Broadline Retail 11,027 160,435
a,b
Meituan Dianping, B, 144A, Reg S ... Hotels, Restaurants & Leisure 128,959 1,866,895
NetEase, Inc. ................... Entertainment 118,286 2,371,858
Ping An Bank Co. Ltd., A ........... Banks 689,322 1,063,018
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 427,906 2,427,009
a
Prosus NV ..................... Broadline Retail 220,553 6,498,514
Tencent Holdings Ltd. ............. Interactive Media & Services 188,120 7,292,509
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 118,308 754,805
Uni-President China Holdings Ltd. .... Food Products 2,491,705 1,750,083
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 306,139 378,409
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 683,315 3,971,457
62,769,047
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 440,686 4,254,337
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 119,246 2,886,760
India 12.9%
ACC Ltd. ....................... Construction Materials 58,772 1,420,490
Bajaj Holdings & Investment Ltd. ..... Financial Services 21,931 1,874,755
Federal Bank Ltd. ................ Banks 1,048,123 1,852,755
HDFC Bank Ltd. ................. Banks 237,735 4,360,368

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Hindalco Industries Ltd. ............ Metals & Mining 114,818 $ 677,775
ICICI Bank Ltd. .................. Banks 1,160,969 13,301,991
Infosys Ltd. ..................... IT Services 186,835 3,211,060
a
One 97 Communications Ltd. ....... Financial Services 199,531 2,055,484
a
PB Fintech Ltd. .................. Insurance 62,105 570,565
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 1,314,049 1,600,632
30,925,875
Indonesia 0.8%
Astra International Tbk. PT ......... Industrial Conglomerates 4,468,511 1,794,821
Mexico 2.0%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 511,176 4,284,985
a,b
Nemak SAB de CV, 144A, Reg S .... Automobile Components 1,928,563 370,661
4,655,646
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,913 1,011,441
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 392,963 982,563
Russia 0.0%
†
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
d
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 2,477,507 1,766,629
South Korea 19.7%
Doosan Bobcat, Inc. .............. Machinery 58,605 2,206,934
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 57,926 1,544,036
KT Skylife Co. Ltd. ............... Media 92,351 408,043
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 3,617 460,554
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 51,367 1,405,526
LG Chem Ltd. ................... Chemicals 1,893 691,510
LG Corp. ....................... Industrial Conglomerates 100,725 6,246,942
NAVER Corp. ................... Interactive Media & Services 52,540 7,837,529
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 265,165 13,374,511
Samsung Life Insurance Co. Ltd. ..... Insurance 119,318 6,192,821
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 10,470 3,947,691
Soulbrain Co. Ltd. ................ Chemicals 16,165 2,732,569
47,048,666
Switzerland 0.5%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 46,220 1,078,768
Taiwan 14.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 750,023 2,419,337
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 243,719 5,576,348
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,517,176 24,758,233
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 101,440 1,653,085
34,407,003

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 2.4%
Kasikornbank PCL ............... Banks 886,285 $ 3,043,441
Kiatnakin Phatra Bank PCL ......... Banks 549,194 827,422
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 824,640
Thai Beverage PCL ............... Beverages 2,633,906 1,106,969
5,802,472
United Arab Emirates 0.5%
Emirates Central Cooling Systems Corp. Water Utilities 2,486,790 1,276,694
United Kingdom 1.2%
Unilever plc ..................... Personal Care Products 59,576 2,946,793
United States 3.2%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 56,046 3,796,556
Genpact Ltd. .................... Professional Services 109,353 3,958,579
7,755,135
Total Common Stocks (Cost $194,986,815) .....................................
218,143,712
a
Preferred Stocks 6.9%
Brazil 6.9%
Banco Bradesco SA, ADR .......... Banks 1,492,823 4,254,546
Itau Unibanco Holding SA, ADR ..... Banks 862,177 4,629,890
e
Petroleo Brasileiro SA, 22.12% ...... Oil, Gas & Consumable Fuels 1,104,779 7,613,254
16,497,690
Total Preferred Stocks (Cost $16,750,374) ......................................
16,497,690
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $211,737,189) ...............................
234,641,402
Short Term Investments 2.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.2%
United States 2.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 5,212,223 5,212,223
Total Money Market Funds (Cost $5,212,223) ...................................
5,212,223

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 171 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 10,150 $ 10,150
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$10,150) ....................................................................
10,150
a a a a a
Total Short Term Investments (Cost $5,222,373 ) .................................
5,222,373
a a a
Total Investments (Cost $216,959,562) 100.4% ..................................
$239,863,775
Other Assets, less Liabilities (0.4)% ...........................................
(836,188)
Net Assets 100.0% ...........................................................
$239,027,587
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $7,977,572, representing 3.3% of net assets.
c
A portion or all of the security is on loan at September 30, 2023.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Foreign VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.8%
Aerospace & Defense 3.9%
Dassault Aviation SA ................................... France 75,298 $ 14,181,700
a
Rolls-Royce Holdings plc ............................... United Kingdom 7,209,350 19,315,038
33,496,738
Automobile Components 5.5%
Continental AG ....................................... Germany 250,136 17,574,252
a
Forvia SE ........................................... France 817,984 16,827,978
Valeo SE ............................................ France 731,396 12,550,132
46,952,362
Automobiles 2.7%
Honda Motor Co. Ltd. .................................. Japan 2,080,800 23,409,151
Banks 19.1%
HDFC Bank Ltd. ...................................... India 1,163,860 21,346,700
ING Groep NV ....................................... Netherlands 1,516,717 19,989,487
Kasikornbank PCL .................................... Thailand 2,889,700 9,923,027
KB Financial Group, Inc., ADR ........................... South Korea 475,106 19,531,608
Lloyds Banking Group plc ............................... United Kingdom 48,328,052 25,969,107
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 15,401,059
Standard Chartered plc ................................. United Kingdom 3,080,961 28,334,928
b
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 444,300 21,827,433
162,323,349
Broadline Retail 5.4%
a
Alibaba Group Holding Ltd. .............................. China 2,085,700 22,614,270
a
Prosus NV .......................................... China 616,743 18,172,108
b
Seria Co. Ltd. ........................................ Japan 348,800 5,134,673
45,921,051
Chemicals 1.8%
a,c
Covestro AG, 144A, Reg S .............................. Germany 280,659 15,091,710
Construction Materials 2.0%
CRH plc ............................................ United States 302,965 16,702,350
Containers & Packaging 1.4%
b
Smurfit Kappa Group plc ................................ Ireland 362,238 12,032,894
Energy Equipment & Services 2.1%
SBM Offshore NV ..................................... Netherlands 1,373,635 18,007,560
Financial Services 1.6%
EXOR NV ........................................... Netherlands 156,810 13,868,973
Household Durables 4.1%
Barratt Developments plc ............................... United Kingdom 2,355,500 12,628,289
Persimmon plc ....................................... United Kingdom 1,039,335 13,610,529
Sony Group Corp. ..................................... Japan 104,400 8,537,657
34,776,475
Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd. .............................. United Kingdom 2,355,500 12,505,961
Insurance 2.9%
AIA Group Ltd. ....................................... Hong Kong 1,687,200 13,645,070
Prudential plc ........................................ Hong Kong 1,013,664 10,895,323
24,540,393

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.7%
TBS Holdings, Inc. .................................... Japan 371,900 $ 6,253,378
Metals & Mining 2.8%
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 12,604,365
Wheaton Precious Metals Corp. .......................... Brazil 268,100 10,879,535
23,483,900
Oil, Gas & Consumable Fuels 12.3%
BP plc .............................................. United Kingdom 7,037,142 45,357,242
Galp Energia SGPS SA, B .............................. Portugal 1,020,598 15,116,508
Shell plc ............................................ Netherlands 1,407,461 44,604,724
105,078,474
Pharmaceuticals 4.7%
AstraZeneca plc ...................................... United Kingdom 151,960 20,495,369
Bayer AG ........................................... Germany 398,000 19,112,813
39,608,182
Professional Services 2.0%
Adecco Group AG ..................................... Switzerland 408,870 16,792,654
Semiconductors & Semiconductor Equipment 7.4%
Infineon Technologies AG ............................... Germany 630,785 20,891,083
NXP Semiconductors NV ............................... China 73,066 14,607,355
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,669,000 27,235,793
62,734,231
Technology Hardware, Storage & Peripherals 4.9%
Samsung Electronics Co. Ltd. ............................ South Korea 825,657 41,644,857
Tobacco 2.0%
Imperial Brands plc .................................... United Kingdom 849,862 17,239,247
Total Common Stocks (Cost $669,506,948) .....................................
772,463,890
Short Term Investments 8.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 8.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 75,396,342 75,396,342
Total Money Market Funds (Cost $75,396,342) ..................................
75,396,342
Total Short Term Investments (Cost $75,396,342 ) ................................
75,396,342
a
Total Investments (Cost $744,903,290) 99.7% ...................................
$847,860,232
Other Assets, less Liabilities 0.3% .............................................
2,572,053
Net Assets 100.0% ...........................................................
$850,432,285
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 171 .
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of this security was $15,091,710, representing 1.8% of net assets.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Global Bond VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 75.1%
Australia 8.9%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 48,446,000 AUD $ 24,117,088
a
Senior Bond, Reg S, 1.75%, 3/20/34 43,382,000 AUD 20,320,781
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 49,530,000 AUD 24,462,213
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 52,103,000 AUD 24,269,573
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 35,999,000 AUD 18,012,902
Senior Bond, 2.25%, 11/20/34 ..... 49,634,000 AUD 23,934,587
135,117,144
Brazil 6.6%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL 45,562,057
10%, 1/01/31 .................. 112,168,000 BRL 20,805,858
10%, 1/01/33 .................. 45,024,000 BRL 8,183,935
F, 10%, 1/01/29 ................ 134,126,000 BRL 25,439,124
99,990,974
Colombia 5.9%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 576,000,000 COP 132,821
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 62,065,600,000 COP 14,000,265
B, 6%, 4/28/28 ................. 28,988,600,000 COP 5,865,236
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 7,756,457
B, 7%, 3/26/31 ................. 17,210,500,000 COP 3,308,749
B, 7%, 6/30/32 ................. 24,227,000,000 COP 4,481,449
B, 13.25%, 2/09/33 ............. 95,554,000,000 COP 25,315,778
B, 7.25%, 10/18/34 ............. 53,738,000,000 COP 9,591,781
B, 6.25%, 7/09/36 .............. 10,374,000,000 COP 1,634,540
B, 9.25%, 5/28/42 .............. 91,424,000,000 COP 17,832,525
89,919,601
Germany 2.8%
a
Bundesobligation, Reg S, 10/18/24 ... 9,999,000 EUR 10,195,719
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 9,804,000 EUR 10,437,321
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 21,697,000 EUR 22,266,503
42,899,543
Ghana 0.6%
b
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 24,154,527 GHS 1,296,227
PIK, 8.5%, 2/15/28 .............. 24,172,344 GHS 1,143,592
PIK, 8.65%, 2/13/29 ............. 23,816,765 GHS 1,004,038
PIK, 8.8%, 2/12/30 .............. 23,834,308 GHS 906,190
PIK, 8.95%, 2/11/31 ............. 21,783,338 GHS 775,906
PIK, 9.1%, 2/10/32 .............. 21,799,359 GHS 738,003
PIK, 9.25%, 2/08/33 ............. 21,815,380 GHS 710,791
PIK, 9.4%, 2/07/34 .............. 16,584,610 GHS 525,587
PIK, 9.55%, 2/06/35 ............. 16,596,780 GHS 516,089
PIK, 9.7%, 2/05/36 .............. 16,608,951 GHS 510,379

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 9.85%, 2/03/37 ............. 16,621,122 GHS $ 507,607
PIK, 10%, 2/02/38 .............. 16,633,293 GHS 507,118
9,141,527
India 4.9%
India Government Bond ,
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,846,908
Senior Bond, 7.26%, 8/22/32 ...... 1,877,900,000 INR 22,615,764
Senior Note, 7.1%, 4/18/29 ....... 3,794,000,000 INR 45,390,012
73,852,684
Indonesia 9.0%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 283,972,000,000 IDR 20,501,106
FR73, 8.75%, 5/15/31 ........... 7,058,000,000 IDR 512,108
FR82, 7%, 9/15/30 .............. 7,166,000,000 IDR 469,631
FR87, 6.5%, 2/15/31 ............ 47,115,000,000 IDR 2,993,502
FR91, 6.375%, 4/15/32 .......... 132,268,000,000 IDR 8,357,061
FR95, 6.375%, 8/15/28 .......... 102,269,000,000 IDR 6,581,346
FR96, 7%, 2/15/33 .............. 1,498,234,000,000 IDR 97,761,829
137,176,583
Malaysia 7.8%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 23,360,000 MYR 4,983,168
4.181%, 7/15/24 ................ 33,190,000 MYR 7,107,855
4.059%, 9/30/24 ................ 38,440,000 MYR 8,233,567
3.882%, 3/14/25 ................ 56,950,000 MYR 12,216,136
3.955%, 9/15/25 ................ 8,790,000 MYR 1,886,597
3.9%, 11/30/26 ................. 68,750,000 MYR 14,759,534
3.892%, 3/15/27 ................ 5,820,000 MYR 1,247,512
3.502%, 5/31/27 ................ 9,330,000 MYR 1,972,075
3.899%, 11/16/27 ............... 209,830,000 MYR 45,047,119
3.733%, 6/15/28 ................ 15,880,000 MYR 3,374,947
4.498%, 4/15/30 ................ 29,740,000 MYR 6,558,057
3.582%, 7/15/32 ................ 49,470,000 MYR 10,194,760
117,581,327
Mexico 4.0%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 39,180,000 MXN 2,258,507
M, Senior Bond, 7.75%, 11/23/34 ... 121,750,000 MXN 5,958,434
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 719,380,000 MXN 35,082,164
M, Senior Bond, 8.5%, 5/31/29 ..... 114,900,000 MXN 6,168,686
M, Senior Bond, 8.5%, 11/18/38 .... 71,820,000 MXN 3,634,522
M, Senior Bond, 7.75%, 11/13/42 ... 154,590,000 MXN 7,148,507
60,250,820
Norway 4.3%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 562,122,000 NOK 52,227,902

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK $ 8,062,042
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 4,660,810
64,950,754
Panama 2.0%
Panama Government Bond ,
Senior Bond, 2.252%, 9/29/32 ..... 2,940,000 2,135,201
Senior Bond, 6.4%, 2/14/35 ....... 28,980,000 28,154,986
30,290,187
Singapore 4.5%
Singapore Government Bond ,
2.875%, 9/01/30 ................ 7,560,000 SGD 5,352,800
2.625%, 8/01/32 ................ 53,040,000 SGD 36,584,661
3.375%, 9/01/33 ................ 35,730,000 SGD 26,079,516
68,016,977
South Korea 10.6%
Korea Treasury Bonds ,
1.375%, 9/10/24 ................ 39,851,910,000 KRW 28,852,945
2.125%, 6/10/27 ................ 38,800,000,000 KRW 26,963,635
c
3.25%, 3/10/28 ................ 64,086,000,000 KRW 46,141,710
c
3.5%, 9/10/28 ................. 47,745,000,000 KRW 34,587,455
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW 23,762,829
160,308,574
Thailand 3.2%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 745,020,000 THB 20,031,299
1%, 6/17/27 ................... 570,140,000 THB 14,648,100
Senior Note, 0.66%, 11/22/23 ...... 481,230,000 THB 13,116,850
47,796,249
Total Foreign Government and Agency Securities (Cost $1,208,553,941) ...........
1,137,292,944
U.S. Government and Agency Securities 13.3%
United States 13.3%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 27,930,000 22,635,847
3.125%, 2/15/43 ................ 16,230,000 12,568,423
3.625%, 8/15/43 ................ 56,190,000 46,899,993
3.75%, 11/15/43 ................ 14,300,000 12,141,594
U.S. Treasury Notes, 3.5%, 2/15/33 ... 117,400,000 107,732,844
201,978,701
Total U.S. Government and Agency Securities (Cost $222,849,394) ................
201,978,701
Total Long Term Investments (Cost $1,431,403,335) .............................
1,339,271,645

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 67,835,000 $ 258,395
258,395
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 33,918,000 33,843
33,843
Total Options Purchased (Cost $627,136) ......................................
292,238
Short Term Investments 10.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.6%
Germany 2.1%
d
Germany Treasury Bills ,
a
Reg S, 10/18/23 ................ 26,962,000 EUR 28,458,167
a
Reg S, 3/20/24 ................. 3,483,000 EUR 3,618,986
32,077,153
Japan 2.5%
d
Japan Treasury Bills , 2/20/24 .......
5,603,000,000 JPY 37,518,593
Total Foreign Government and Agency Securities (Cost $74,107,679) ..............
69,595,746
Shares
Money Market Funds 5.5%
United States 5.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 83,967,005 83,967,005
Total Money Market Funds (Cost $83,967,005) ..................................
83,967,005
a a a a a
Total Short Term Investments (Cost $158,074,684 ) ...............................
153,562,751
a a a
Total Investments (Cost $1,590,105,155) 98.5% ..................................
$1,493,126,634
Options Written (0.0)%
†
......................................................
(352,454)
Other Assets, less Liabilities 1.5% .............................................
22,758,968
Net Assets 100.0% ...........................................................
$1,515,533,148
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.0)%
†
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 67,835,000 $ (352,454)
Total Options Written (Premiums received $715,659) ............................
$ (352,454)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $202,530,706, representing 13.4% of net assets.
b
Income may be received in additional securities and/or cash.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 241,380,400 2,932,933 10/05/23 $ — $ (26,478)
Indian Rupee ...... HSBK Sell 241,380,400 2,905,397 10/05/23 — (1,058)
Japanese Yen ...... MSCO Buy 4,678,000,000 32,799,989 10/05/23 — (1,484,039)
Indian Rupee ...... JPHQ Buy 266,347,200 3,235,864 10/10/23 — (30,210)
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,053,691 10/16/23 — (322,215)
Chilean Peso ...... JPHQ Sell 3,325,445,264 4,063,379 10/16/23 331,904 —
South Korean Won .. JPHQ Buy 5,342,000,000 4,216,558 10/17/23 — (263,868)
Mexican Peso ...... CITI Buy 106,418,000 5,019,214 10/23/23 1,065,021 —
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (1,451,222)
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,292,131 11/21/23 — (430,130)
Japanese Yen ...... BOFA Buy 7,460,672,540 51,612,200 12/14/23 — (1,074,843)
Japanese Yen ...... DBAB Buy 9,711,052,240 67,225,495 12/14/23 — (1,444,440)
Japanese Yen ...... GSCO Buy 6,951,000,000 51,136,614 12/15/23 — (4,042,832)
Indian Rupee ...... HSBK Buy 875,000,000 10,540,899 12/20/23 — (52,808)
Indian Rupee ...... JPHQ Buy 1,431,342,200 17,169,376 12/20/23 — (12,750)
Japanese Yen ...... BNDP Buy 14,877,674,660 102,166,254 12/20/23 — (1,273,512)
Japanese Yen ...... MSCO Buy 2,196,400,000 15,084,025 12/20/23 — (189,169)
Indian Rupee ...... HSBK Buy 241,380,400 2,892,793 1/08/24 — (2,589)
Indian Rupee ...... HSBK Buy 242,055,750 2,903,461 2/12/24 — (11,551)
Indian Rupee ...... CITI Buy 590,870,000 7,066,978 3/20/24 — (24,146)
New Zealand Dollar . BOFA Buy 10,600,000 6,285,270 3/20/24 66,318 —
New Zealand Dollar . CITI Buy 12,470,000 7,397,056 3/20/24 75,048 —
New Zealand Dollar . JPHQ Buy 47,380,000 28,041,379 3/20/24 349,019 —
Singapore Dollar .... CITI Buy 4,670,000 3,466,964 3/20/24 — (22,732)
Singapore Dollar .... MSCO Buy 10,540,000 7,818,098 3/20/24 — (44,606)
Japanese Yen ...... BOFA Buy 4,218,690,870 29,571,645 3/21/24 — (525,110)
Australian Dollar .... HSBK Buy 77,360,000 50,002,023 3/25/24 30,581 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 171 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Buy 107,315,000 4,723,861 9/03/24 $ 1,086,854 $ —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (1,248,294)
Total Forward Exchange Contracts ................................................... $3,004,745 $(13,978,602)
Net unrealized appreciation (depreciation) ............................................ $(10,973,857)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (7,987,851) $ — $ (7,987,851)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 39,360,000 (1,422,002) — (1,422,002)
Total Interest Rate Swap Contracts ............................... $(9,409,853) $ — $(9,409,853)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.5%
Aerospace & Defense 7.3%
BAE Systems plc ..................................... United Kingdom 620,771 $ 7,542,894
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,599,891 12,323,867
Thales SA ........................................... France 44,138 6,203,001
26,069,762
Automobile Components 3.9%
Continental AG ....................................... Germany 89,050 6,256,545
a
Forvia SE ........................................... France 109,657 2,255,919
Lear Corp. .......................................... United States 40,060 5,376,052
13,888,516
Automobiles 1.4%
Honda Motor Co. Ltd. .................................. Japan 440,688 4,957,772
Banks 3.3%
Bank of America Corp. ................................. United States 223,812 6,127,972
Lloyds Banking Group plc ............................... United Kingdom 10,221,816 5,492,699
11,620,671
Beverages 3.4%
Anheuser-Busch InBev SA/NV ........................... Belgium 154,728 8,577,122
Pernod Ricard SA ..................................... France 21,969 3,657,445
12,234,567
Broadline Retail 1.9%
a
Amazon.com, Inc. ..................................... United States 54,245 6,895,624
Chemicals 2.7%
Albemarle Corp. ...................................... United States 21,479 3,652,289
DuPont de Nemours, Inc. ............................... United States 79,361 5,919,537
9,571,826
Consumer Staples Distribution & Retail 3.3%
a
Dollar Tree, Inc. ...................................... United States 49,112 5,227,973
Target Corp. ......................................... United States 60,225 6,659,078
11,887,051
Electrical Equipment 1.2%
Schneider Electric SE .................................. United States 26,013 4,286,536
Entertainment 2.0%
a
Walt Disney Co. (The) .................................. United States 89,931 7,288,908
Financial Services 1.4%
a
Jio Financial Services Ltd. ............................... India 226,945 631,899
b
Visa, Inc., A .......................................... United States 19,335 4,447,243
5,079,142
Food Products 2.1%
Danone SA .......................................... France 136,707 7,540,094
Ground Transportation 2.4%
Union Pacific Corp. .................................... United States 41,345 8,419,082
Health Care Equipment & Supplies 2.4%
Medtronic plc ........................................ United States 108,405 8,494,616
Health Care Providers & Services 5.4%
Fresenius Medical Care AG & Co. KGaA .................... Germany 155,554 6,687,257
HCA Healthcare, Inc. ................................... United States 14,467 3,558,593

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 18,092 $ 9,121,805
19,367,655
Hotels, Restaurants & Leisure 4.6%
a
Booking Holdings, Inc. ................................. United States 1,269 3,913,532
Compass Group plc ................................... United Kingdom 163,269 3,973,902
Hyatt Hotels Corp., A ................................... United States 31,733 3,366,237
Starbucks Corp. ...................................... United States 57,926 5,286,906
16,540,577
Household Durables 1.8%
Sony Group Corp. ..................................... Japan 78,890 6,451,492
Industrial Conglomerates 1.8%
Hitachi Ltd. .......................................... Japan 45,893 2,844,432
Honeywell International, Inc. ............................. United States 19,685 3,636,607
6,481,039
Insurance 1.4%
AIA Group Ltd. ....................................... Hong Kong 629,414 5,090,326
Interactive Media & Services 3.6%
a
Alphabet, Inc., A ...................................... United States 99,694 13,045,957
IT Services 1.6%
a
DXC Technology Co. ................................... United States 269,858 5,621,142
Leisure Products 1.0%
a
YETI Holdings, Inc. .................................... United States 71,963 3,470,056
Life Sciences Tools & Services 1.7%
a
ICON plc ............................................ United States 25,226 6,211,903
Machinery 1.4%
Komatsu Ltd. ........................................ Japan 181,508 4,895,642
Media 2.5%
Comcast Corp., A ..................................... United States 204,797 9,080,699
Oil, Gas & Consumable Fuels 6.2%
BP plc .............................................. United Kingdom 1,596,565 10,290,511
Reliance Industries Ltd. ................................. India 226,945 6,390,043
Shell plc ............................................ Netherlands 170,389 5,399,904
22,080,458
Personal Care Products 2.5%
Unilever plc .......................................... United Kingdom 182,503 9,034,819
Pharmaceuticals 4.4%
Bayer AG ........................................... Germany 153,171 7,355,600
Johnson & Johnson ................................... United States 52,900 8,239,175
15,594,775
Professional Services 1.1%
Adecco Group AG ..................................... Switzerland 97,379 3,999,442
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc. .................................. United States 20,874 2,890,005
Infineon Technologies AG ............................... Germany 186,980 6,192,625
Micron Technology, Inc. ................................. United States 99,633 6,778,033
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 60,390 5,247,891
21,108,554

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 170.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.0%
Microsoft Corp. ....................................... United States 10,471 $ 3,306,218
SAP SE ............................................ Germany 28,666 3,710,410
7,016,628
Specialty Retail 4.1%
b
Nitori Holdings Co. Ltd. ................................. Japan 51,070 5,694,265
TJX Cos., Inc. (The) ................................... United States 100,564 8,938,128
14,632,393
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 199,337 10,054,249
Total Common Stocks (Cost $305,782,316) .....................................
338,011,973
Short Term Investments 4.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.8%
Royal Bank of Canada, 5.3%, 10/02/23 ..................... Canada 17,000,000 17,000,000
Total Time Deposits (Cost $17,000,000) ........................................
17,000,000
Total Short Term Investments (Cost $17,000,000 ) ................................
17,000,000
a
Total Investments (Cost $322,782,316) 99.3% ...................................
$355,011,973
Other Assets, less Liabilities 0.7% .............................................
2,556,027
Net Assets 100.0% ...........................................................
$357,568,000
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2023.

Franklin Templeton Variable Insurance Products Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 281,629 $ 12,713
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $12,713
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 51,877
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 5,263,806 5,797,752
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $6,413,047 $5,849,629
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended September 30, 2023, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 478,822
195,400 Blaize Inc .................................. 8/23/23 195,400 195,400
64,369 Blaize, Inc., 10%, 12/09/24 ..................... 1/19/23 64,368 64,375
1 Blaize, Inc., 12/09/25 ......................... 1/19/23 6 —
1 Blaize, Inc., 8/23/33 .......................... 8/23/23 — —
8,275 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — —
206,272 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 323,100
26,474 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — —
82,758 Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 61,717
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,902,033
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 6,372,647
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 864,362
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,233,727
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $9,814,446 $11,496,183
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
*
In U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of September 30, 2023.
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Income VIP Fund, Class
1 ..................... $13,893,295 $1,494,509 $(1,345,400) $(125,470) $(1,203,846) $12,713,088 918,576 $1,494,507
Franklin U.S. Core Bond ETF .. 27,245,261 — (2,134,325) (499,363) (303,634) 24,307,939 1,185,175 582,445
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% 5,320,470 24,185,915 (25,691,808) — — 3,814,577 3,814,577 141,678
Western Asset Core Plus Bond
Fund, Class IS ........... $13,168,638 $424,049 $(1,054,945) $(324,005) $(365,059) $11,848,678 1,337,323 $425,407
Total Affiliated Securities ... $59,627,664 $26,104,473 $(30,226,478) $(948,838) $(1,872,539) $52,684,282 $2,644,037
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $15,109,675 $47,496,215 $(48,358,552) $— $— $14,247,338 14,247,338 $485,846
Western Asset Premier
Institutional Government
Reserves, Class Premium,
5.27% ................. 105,090 11,464,263 (11,569,353) — — — — 17,806
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium,
5.26% ................. 633,433 4,206,404 (4,839,837) — — — — 26,703
Total Affiliated Securities ... $15,848,198 $63,166,882 $(64,767,742) $— $— $14,247,338 $530,355
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $3,506,161 $32,843,791 $(34,676,678) $— $— $1,673,274 1,673,274 $97,631
4. Investments in FT Underlying Funds
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin DynaTech VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $28,168 $579,995 $(608,163) $— $— $— — $835
Total Affiliated Securities ... $3,534,329 $33,423,786 $(35,284,841) $— $— $1,673,274 $98,466
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $4,231,000 $(4,231,000) $— $— $— — $10,301
Total Affiliated Securities ... $— $4,231,000 $(4,231,000) $— $— $— $10,301
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $1,863,000 $(1,863,000) $— $— $— — $1,211
Total Affiliated Securities ... $— $1,863,000 $(1,863,000) $— $— $— $1,211
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $46,402,687 $532,722,401 $(539,520,291) $— $— $39,604,797 39,604,797 $1,763,151
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $11,170,000 $37,369,000 $(48,539,000) $— $— $— — $194,437
Total Affiliated Securities ... $57,572,687 $570,091,401 $(588,059,291) $— $— $39,604,797 $1,957,588
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $578,000 $3,480,000 $(4,058,000) $— $— $— — $7,948
Total Affiliated Securities ... $578,000 $3,480,000 $(4,058,000) $— $— $— $7,948
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $15,286,000 $(15,286,000) $— $— $— — $12,029
Total Affiliated Securities ... $— $15,286,000 $(15,286,000) $— $— $— $12,029
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $61,564,833 $88,896,947 $(113,930,965) $— $— $36,530,815 36,530,815 $1,833,984
Total Affiliated Securities ... $61,564,833 $88,896,947 $(113,930,965) $— $— $36,530,815 $1,833,984
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $42,407,898 $200,727,108 $(225,759,991) $— $— $17,375,015 17,375,015 $990,046
Total Affiliated Securities ... $42,407,898 $200,727,108 $(225,759,991) $— $— $17,375,015 $990,046
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $23,592,470 $62,790,635 $(66,097,540) $— $— $20,285,565 20,285,565 $743,149
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $204,218 $7,822,611 $(6,834,329) $— $— $1,192,500 1,192,500 $8,147
Total Affiliated Securities ... $23,796,688 $70,613,246 $(72,931,869) $— $— $21,478,065 $751,296
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $18,501,151 $— $(7,829,429) $(1,336,728) $1,817,045 $11,152,039 1,392,265 $961,112
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% 18,252,570 47,712,163 (60,185,508) — — 5,779,225 5,779,225 554,256
Total Affiliated Securities ... $36,753,721 $47,712,163 $(68,014,937) $(1,336,728) $1,817,045 $16,931,264 $1,515,368
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $6,418,109 $38,274,922 $(39,480,808) $— $— $5,212,223 5,212,223 $308,203
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $2,264,910 $(2,254,760) $— $— $10,150 10,150 $1,119
Total Affiliated Securities ... $6,418,109 $40,539,832 $(41,735,568) $— $— $5,222,373 $309,322
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $35,603,799 $140,841,236 $(101,048,693) $— $— $75,396,342 75,396,342 $1,607,315
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Foreign VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $10,342,950 $60,122,703 $(70,465,653) $— $— $— — $49,858
Total Affiliated Securities ... $45,946,749 $200,963,939 $(171,514,346) $— $— $75,396,342 $1,657,173
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $154,512,860 $742,732,364 $(813,278,219) $— $— $83,967,005 83,967,005 $3,812,887
Total Affiliated Securities ... $154,512,860 $742,732,364 $(813,278,219) $— $— $83,967,005 $3,812,887
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $2,240,460 $1,708,850 $(3,949,310) $— $— $— — $1,331
Total Affiliated Securities ... $2,240,460 $1,708,850 $(3,949,310) $— $— $— $1,331
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 4,769,002 $ 2,731,295 $ — $ 7,500,297
Air Freight & Logistics ................... 2,068,626 1,299,850 — 3,368,476
Automobile Components ................. 409,149 2,126,068 — 2,535,217
Automobiles .......................... 2,398,709 2,345,420 — 4,744,129
Banks ............................... 8,493,353 8,336,118 — 16,829,471
Beverages ........................... 4,394,269 491,352 — 4,885,621
Biotechnology ......................... 4,915,690 2,121,818 — 7,037,508
Broadline Retail ....................... 7,678,846 2,077,313 — 9,756,159
Building Products ...................... 1,224,042 712,782 — 1,936,824
Capital Markets ........................ 5,514,350 4,522,325 — 10,036,675
Chemicals ........................... 5,717,361 3,313,813 — 9,031,174
Commercial Services & Supplies ........... 300,364 82,652 — 383,016
Communications Equipment .............. 3,187,799 75,966 — 3,263,765
Construction & Engineering ............... 183,250 277,071 — 460,321
Construction Materials .................. 1,300,401 858,313 — 2,158,714
Consumer Finance ..................... 2,126,958 — — 2,126,958
Consumer Staples Distribution & Retail ...... 2,291,613 642,082 — 2,933,695
Containers & Packaging ................. 146,794 1,503,417 — 1,650,211
Diversified Consumer Services ............ 97,832 47,981 — 145,813
Diversified REITs ...................... — 110,116 — 110,116
Diversified Telecommunication Services ..... — 745,648 — 745,648
Electric Utilities ........................ 2,589,157 550,365 — 3,139,522
Electrical Equipment .................... 2,557,279 851,155 — 3,408,434
Electronic Equipment, Instruments &
Components .......................... 3,304,952 329,324 — 3,634,276
Energy Equipment & Services ............. 83,211 878,967 — 962,178
Entertainment ......................... 2,221,673 1,221,081 — 3,442,754
Financial Services ...................... 9,585,510 1,482,283 — 11,067,793
Food Products ........................ 756,219 965,431 — 1,721,650
Gas Utilities .......................... 77,329 233,536 — 310,865
Ground Transportation .................. 3,118,926 100,454 — 3,219,380
Health Care Equipment & Supplies ......... 6,906,972 3,730,945 — 10,637,917
Health Care Providers & Services .......... 9,651,288 117,921 — 9,769,209
Health Care REITs ..................... 80,711 — — 80,711
Health Care Technology ................. 142,415 38,093 — 180,508
Hotels, Restaurants & Leisure ............. 2,267,677 1,748,773 — 4,016,450
Household Durables .................... 1,329,671 1,994,311 — 3,323,982
Household Products .................... 802,705 — — 802,705
Independent Power and Renewable Electricity
Producers ............................ 220,912 52,745 — 273,657
Industrial Conglomerates ................ 964,438 1,001,496 — 1,965,934
Industrial REITs ....................... 218,869 201,364 — 420,233
Insurance ............................ 5,311,575 2,625,173 — 7,936,748
Interactive Media & Services .............. 10,075,717 107,208 — 10,182,925
IT Services ........................... 2,386,074 1,274,957 — 3,661,031
Leisure Products ....................... 104,869 85,433 — 190,302
Life Sciences Tools & Services ............ 4,086,858 1,580,575 — 5,667,433
Machinery ............................ 5,392,849 1,876,173 — 7,269,022
Marine Transportation ................... — 193,956 — 193,956
Media ............................... 4,659,542 365,829 — 5,025,371
Metals & Mining ....................... 1,777,969 1,716,473 — 3,494,442
Multi-Utilities .......................... 2,988,104 285,476 — 3,273,580
Oil, Gas & Consumable Fuels ............. 9,175,513 6,142,360 — 15,317,873
Paper & Forest Products ................. — 99,466 — 99,466
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Passenger Airlines ..................... $ 181,086 $ 80,336 $ — $ 261,422
Personal Care Products ................. 1,496,367 1,017,767 — 2,514,134
Pharmaceuticals ....................... 7,272,585 6,196,700 — 13,469,285
Professional Services ................... 1,198,117 2,226,413 — 3,424,530
Real Estate Management & Development .... — 539,325 — 539,325
Retail REITs .......................... 112,067 111,453 — 223,520
Semiconductors & Semiconductor Equipment . 16,673,956 4,571,873 — 21,245,829
Software ............................. 26,714,912 720,833 — 27,435,745
Specialized REITs ...................... 2,705,914 — — 2,705,914
Specialty Retail ........................ 2,523,290 507,943 — 3,031,233
Technology Hardware, Storage & Peripherals . 8,823,753 1,922,369 — 10,746,122
Textiles, Apparel & Luxury Goods .......... 1,326,370 1,518,900 — 2,845,270
Tobacco ............................. — 993,018 — 993,018
Trading Companies & Distributors .......... 1,507,967 1,469,119 — 2,977,086
Transportation Infrastructure .............. — 70,420 — 70,420
Water Utilities ......................... 272,951 — — 272,951
Wireless Telecommunication Services ....... — 453,050 — 453,050
Management Investment Companies ......... 10,453,854 — — 10,453,854
Preferred Stocks ......................... — 272,297 — 272,297
Rights ................................. — — —
a
—
Limited Partnerships ...................... 1,939,821 — — 1,939,821
Corporate Bonds ........................ — 59,161,788 — 59,161,788
Foreign Government and Agency Securities .... — 7,300,860 — 7,300,860
U.S. Government and Agency Securities ....... — 93,079,575 — 93,079,575
Asset-Backed Securities ................... — 3,876,550 — 3,876,550
Commercial Mortgage-Backed Securities ...... — 3,577,163 — 3,577,163
Mortgage-Backed Securities ................ — 28,868,017 — 28,868,017
Municipal Bonds ......................... — 1,102,730 — 1,102,730
Residential Mortgage-Backed Securities ....... — 1,325,520 — 1,325,520
Options purchased ....................... 4,156 — — 4,156
Short Term Investments ................... 17,516,047 — — 17,516,047
Total Investments in Securities ........... $250,780,605 $287,236,742
b
$— $538,017,347
Other Financial Instruments:
Forward exchange contracts ............... $— $78,191 $— $78,191
Futures contracts ........................ 833,391 — — 833,391
Swap contracts ......................... — 303,317 — 303,317
Total Other Financial Instruments ......... $833,391 $381,508 $— $1,214,899
Liabilities:
Other Financial Instruments:
Options written .......................... $ 13,680 $ — $ — $ 13,680
Forward exchange contracts ................ — 156,838 — 156,838
Futures contracts ........................ 821,661 — — 821,661
Swap contracts .......................... — 52,953 — 52,953
Total Other Financial Instruments ......... $835,341 $209,791 $— $1,045,132
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,540,680 — — 1,540,680
Automobile Components ................. 164,455 — — 164,455
Automobiles .......................... 4,307,037 — — 4,307,037
Biotechnology ......................... 191,473 995,695 — 1,187,168
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Broadline Retail ....................... $ 10,479,958 $ — $ — $ 10,479,958
Capital Markets ........................ 2,444,662 — — 2,444,662
Communications Equipment .............. 96,011 — — 96,011
Construction & Engineering ............... 1,389,369 — — 1,389,369
Diversified Consumer Services ............ 142,151 — — 142,151
Electric Utilities ........................ 910,395 — — 910,395
Electrical Equipment .................... 312,968 — — 312,968
Electronic Equipment, Instruments &
Components .......................... 287,750 765,326 — 1,053,076
Energy Equipment & Services ............. 2,122,048 — — 2,122,048
Financial Services ...................... 6,198,247 462,633 — 6,660,880
Ground Transportation .................. 1,016,885 — — 1,016,885
Health Care Equipment & Supplies ......... 5,909,510 — — 5,909,510
Health Care Providers & Services .......... 1,836,566 — — 1,836,566
Health Care Technology ................. 627,643 — — 627,643
Hotels, Restaurants & Leisure ............. 765,647 — — 765,647
Interactive Media & Services .............. 6,958,650 — — 6,958,650
IT Services ........................... 4,254,587 — — 4,254,587
Life Sciences Tools & Services ............ 6,299,325 — — 6,299,325
Media ............................... 159,582 — — 159,582
Pharmaceuticals ....................... 2,614,673 — — 2,614,673
Professional Services ................... 1,175,142 — — 1,175,142
Semiconductors & Semiconductor Equipment . 25,227,095 701,105 — 25,928,200
Software ............................. 39,864,904 93,630 — 39,958,534
Technology Hardware, Storage & Peripherals . 2,904,064 — — 2,904,064
Trading Companies & Distributors .......... 131,519 — — 131,519
Warrants ............................... — — —
a
—
Short Term Investments ................... 1,673,274 — — 1,673,274
Total Investments in Securities ........... $132,006,270 $3,018,389
c
$— $135,024,659
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... 390,605 864,471 — 1,255,076
Diversified Telecommunication Services ..... — 651,262 — 651,262
Health Care Providers & Services .......... 867,552 — — 867,552
Health Care REITs ..................... 6,945,601 768,661 — 7,714,262
Hotel & Resort REITs ................... 2,376,727 955,024 — 3,331,751
Industrial REITs ....................... 11,748,441 5,425,111 — 17,173,552
Office REITs .......................... 2,332,676 4,678,248 — 7,010,924
Real Estate Management & Development .... 731,891 12,910,570 — 13,642,461
Residential REITs ...................... 14,870,164 1,306,669 — 16,176,833
Retail REITs .......................... 10,196,507 5,018,458 — 15,214,965
Specialized REITs ...................... 14,225,893 1,348,697 — 15,574,590
Short Term Investments ................... — 402,141 — 402,141
Total Investments in Securities ........... $64,686,057 $34,329,312
d
$— $99,015,369
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,142,020 — — 1,142,020
Air Freight & Logistics ................... 904,046 — — 904,046
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Banks ............................... $ 2,830,476 $ — $ — $ 2,830,476
Beverages ........................... 1,501,097 — — 1,501,097
Capital Markets ........................ 3,371,456 — — 3,371,456
Chemicals ........................... 129,271 258,904 — 388,175
Commercial Services & Supplies ........... 88,356 — — 88,356
Communications Equipment .............. 972,518 — — 972,518
Consumer Finance ..................... 114,876 — — 114,876
Consumer Staples Distribution & Retail ...... 1,008,056 — — 1,008,056
Diversified Telecommunication Services ..... 86,545 — — 86,545
Electric Utilities ........................ 1,785,520 — — 1,785,520
Electrical Equipment .................... 945,657 — — 945,657
Electronic Equipment, Instruments &
Components .......................... 441,620 — — 441,620
Financial Services ...................... 492,782 — — 492,782
Food Products ........................ 419,176 — — 419,176
Ground Transportation .................. 489,962 — — 489,962
Health Care Equipment & Supplies ......... 1,627,883 — — 1,627,883
Health Care Providers & Services .......... 1,751,695 — — 1,751,695
Health Care REITs ..................... 396,998 — — 396,998
Hotels, Restaurants & Leisure ............. 486,047 — — 486,047
Household Products .................... 1,245,644 — — 1,245,644
Industrial REITs ....................... 113,332 — — 113,332
Insurance ............................ 98,010 — — 98,010
Life Sciences Tools & Services ............ 1,007,008 — — 1,007,008
Machinery ............................ 496,232 — — 496,232
Media ............................... 530,528 — — 530,528
Oil, Gas & Consumable Fuels ............. 4,625,483 — — 4,625,483
Pharmaceuticals ....................... 2,448,292 — — 2,448,292
Residential REITs ...................... 479,221 — — 479,221
Semiconductors & Semiconductor Equipment . 1,484,621 — — 1,484,621
Software ............................. 1,086,739 — — 1,086,739
Specialty Retail ........................ 896,688 — — 896,688
Trading Companies & Distributors .......... 268,965 — — 268,965
Water Utilities ......................... 265,680 — — 265,680
Equity-Linked Securities ................... — 3,959,392 — 3,959,392
Convertible Preferred Stocks ................ 971,949 — — 971,949
Short Term Investments ................... — 2,049,363 — 2,049,363
Total Investments in Securities ........... $37,004,449 $6,267,659
e
$— $43,272,108
Franklin Income VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 745,860,249 — — 745,860,249
Equity-Linked Securities ................... — 341,157,024 — 341,157,024
Convertible Preferred Stocks ................ 2,755,000 — — 2,755,000
Corporate Bonds ........................ — 1,487,192,022 — 1,487,192,022
U.S. Government and Agency Securities ....... — 363,428,867 — 363,428,867
Asset-Backed Securities ................... — 12,926,041 — 12,926,041
Mortgage-Backed Securities ................ — 1,335,400 — 1,335,400
Short Term Investments ................... 39,604,797 — — 39,604,797
Total Investments in Securities ........... $788,220,046 $2,206,039,354 $— $2,994,259,400
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $4,850,165 $— $— $4,850,165
..............................................................
Total Other Financial Instruments ......... $4,850,165 $— $— $4,850,165
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 82,887,841 — — 82,887,841
Short Term Investments ................... — 523,167 — 523,167
Total Investments in Securities ........... $82,887,841 $523,167 $— $83,411,008
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 6,207,465 — 6,207,465
Air Freight & Logistics ................... 6,137,849 — — 6,137,849
Automobile Components ................. — 7,235,778 12,713 7,248,491
Automobiles .......................... 7,531,865 — — 7,531,865
Banks ............................... 7,287,255 16,409,314 — 23,696,569
Biotechnology ......................... 3,706,823 — — 3,706,823
Building Products ...................... 6,580,002 — — 6,580,002
Capital Markets ........................ 6,536,014 — — 6,536,014
Chemicals ........................... — 7,792,159 — 7,792,159
Consumer Finance ..................... 7,246,723 — — 7,246,723
Consumer Staples Distribution & Retail ...... — 7,521,555 — 7,521,555
Diversified Telecommunication Services ..... — 11,025,748 — 11,025,748
Electrical Equipment .................... — 5,005,346 — 5,005,346
Energy Equipment & Services ............. 7,727,140 — — 7,727,140
Entertainment ......................... 14,213,098 — — 14,213,098
Financial Services ...................... 23,830,504 — — 23,830,504
Food Products ........................ 8,095,029 7,522,554 — 15,617,583
Health Care Equipment & Supplies ......... 8,687,303 — — 8,687,303
Health Care Providers & Services .......... 24,776,229 8,988,436 — 33,764,665
Household Durables .................... 2,383,577 — — 2,383,577
Household Products .................... — 7,604,615 — 7,604,615
Industrial Conglomerates ................ — 6,624,222 — 6,624,222
Insurance ............................ 11,145,563 7,300,650 — 18,446,213
Interactive Media & Services .............. 4,017,410 — — 4,017,410
IT Services ........................... — 7,745,587 — 7,745,587
Machinery ............................ 5,748,926 — — 5,748,926
Media ............................... 10,580,750 — — 10,580,750
Metals & Mining ....................... — 6,391,814 — 6,391,814
Oil, Gas & Consumable Fuels ............. 8,318,398 18,748,679 — 27,067,077
Personal Care Products ................. — 8,767,376 — 8,767,376
Pharmaceuticals ....................... 19,967,053 9,089,922 — 29,056,975
Real Estate Management & Development .... 7,008,206 — — 7,008,206
Semiconductors & Semiconductor Equipment . — 5,074,527 — 5,074,527
Software ............................. 7,012,660 — — 7,012,660
Technology Hardware, Storage & Peripherals . — 7,688,736 — 7,688,736
Textiles, Apparel & Luxury Goods .......... 1,718,348 2,962,703 — 4,681,051
Tobacco ............................. — 7,752,927 — 7,752,927
Trading Companies & Distributors .......... 15,962,549 — — 15,962,549
Corporate Bonds ........................ — 2,807,976 — 2,807,976
Senior Floating Rate Interests ............... — 5,780,038 — 5,780,038
Companies in Liquidation .................. — — —
a
—
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ — $ 8,294,416 $ — $ 8,294,416
Total Investments in Securities ........... $226,219,274 $190,342,543
g
$12,713 $416,574,530
Other Financial Instruments:
Forward exchange contracts ............... $— $1,182,950 $— $1,182,950
Futures contracts ........................ 155,784 — — 155,784
Total Other Financial Instruments ......... $155,784 $1,182,950 $— $1,338,734
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $42,507 $— $42,507
..............................................................
Total Other Financial Instruments ......... $— $42,507 $— $42,507
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 35,512,174 — — 35,512,174
Automobile Components ................. — — 51,877 51,877
Automobiles .......................... 35,533,385 — — 35,533,385
Banks ............................... 102,455,156 — — 102,455,156
Biotechnology ......................... 19,261,922 — — 19,261,922
Building Products ...................... 40,624,930 — — 40,624,930
Capital Markets ........................ 33,523,739 — — 33,523,739
Construction & Engineering ............... 10,349,256 — — 10,349,256
Consumer Finance ..................... 34,516,318 — — 34,516,318
Containers & Packaging ................. 37,370,057 — — 37,370,057
Diversified Telecommunication Services ..... — — 5,797,752 5,797,752
Electronic Equipment, Instruments &
Components .......................... 40,519,724 — — 40,519,724
Energy Equipment & Services ............. 40,103,112 — — 40,103,112
Entertainment ......................... 91,965,096 — — 91,965,096
Financial Services ...................... 134,033,753 — — 134,033,753
Food Products ........................ 48,481,228 — — 48,481,228
Health Care Equipment & Supplies ......... 70,593,032 — — 70,593,032
Health Care Providers & Services .......... 119,329,176 — — 119,329,176
Household Durables .................... 31,131,480 — — 31,131,480
Insurance ............................ 70,843,150 — — 70,843,150
Interactive Media & Services .............. 27,229,647 — — 27,229,647
Machinery ............................ 29,225,296 — — 29,225,296
Media ............................... 93,121,213 — — 93,121,213
Metals & Mining ....................... 11,043,200 — — 11,043,200
Oil, Gas & Consumable Fuels ............. 98,314,955 41,338,589 — 139,653,544
Personal Care Products ................. 33,340,932 — — 33,340,932
Pharmaceuticals ....................... 88,386,094 42,841,331 — 131,227,425
Professional Services ................... 66,319,156 — — 66,319,156
Real Estate Management & Development .... 46,847,256 — — 46,847,256
Retail REITs .......................... 42,481,344 — — 42,481,344
Software ............................. 59,422,690 — — 59,422,690
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 23,946,507 — — 23,946,507
Tobacco ............................. — 39,195,830 — 39,195,830
Trading Companies & Distributors .......... 32,790,055 — — 32,790,055
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 41,391,497 $ — $ — $ 41,391,497
Corporate Bonds ........................ — 39,760,921 — 39,760,921
Senior Floating Rate Interests ............... — 55,512,911 — 55,512,911
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 73,500,000 — 73,500,000
Total Investments in Securities ........... $1,690,006,530 $292,149,582
h
$5,849,629 $1,988,005,741
Other Financial Instruments:
Forward exchange contracts ............... $— $467,365 $— $467,365
Futures contracts ........................ 234,848 — — 234,848
Total Other Financial Instruments ......... $234,848 $467,365 $— $702,213
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $5,436,427 $— $— $5,436,427
Forward exchange contracts ................ — 22,495 — 22,495
Total Other Financial Instruments ......... $5,436,427 $22,495 $— $5,458,922
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 1,303,926,154 — — 1,303,926,154
Short Term Investments ................... 36,530,815 — — 36,530,815
Total Investments in Securities ........... $1,340,456,969 $— $— $1,340,456,969
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 12,822,669 24,380,576 — 37,203,245
Automobile Components ................. 42,296,651 — — 42,296,651
Banks ............................... 123,617,894 — — 123,617,894
Building Products ...................... 56,727,781 — — 56,727,781
Capital Markets ........................ 7,992,341 — — 7,992,341
Chemicals ........................... 30,090,310 15,361,424 — 45,451,734
Commercial Services & Supplies ........... 6,561,519 — — 6,561,519
Communications Equipment .............. 12,962,666 — — 12,962,666
Construction & Engineering ............... 30,244,945 — — 30,244,945
Construction Materials .................. 980,163 — — 980,163
Consumer Finance ..................... 4,912,488 — — 4,912,488
Diversified REITs ...................... 9,693,262 — — 9,693,262
Electric Utilities ........................ 4,720,147 — — 4,720,147
Electrical Equipment .................... 11,967,343 — — 11,967,343
Electronic Equipment, Instruments &
Components .......................... 32,901,836 — — 32,901,836
Energy Equipment & Services ............. 27,724,030 — — 27,724,030
Food Products ........................ 42,382,882 — — 42,382,882
Health Care Equipment & Supplies ......... 28,979,348 — — 28,979,348
Hotel & Resort REITs ................... 12,917,867 — — 12,917,867
Hotels, Restaurants & Leisure ............. 47,633,972 — — 47,633,972
Household Durables .................... 7,892,728 — — 7,892,728
Industrial REITs ....................... 2,655,648 — — 2,655,648
Insurance ............................ 67,555,359 — — 67,555,359
Leisure Products ....................... 40,476,710 — — 40,476,710
Machinery ............................ 30,459,497 — — 30,459,497
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Metals & Mining ....................... $ 10,996,027 $ — $ — $ 10,996,027
Multi-Utilities .......................... 3,104,455 — — 3,104,455
Office REITs .......................... 12,089,496 — — 12,089,496
Oil, Gas & Consumable Fuels ............. 60,575,423 — — 60,575,423
Paper & Forest Products ................. 10,220,252 — — 10,220,252
Professional Services ................... 12,516,272 — — 12,516,272
Real Estate Management & Development .... 3,619,881 — — 3,619,881
Semiconductors & Semiconductor Equipment . 31,957,090 — — 31,957,090
Software ............................. 34,719,163 — — 34,719,163
Specialty Retail ........................ 7,781,773 — — 7,781,773
Textiles, Apparel & Luxury Goods .......... 7,689,203 6,214,255 — 13,903,458
Trading Companies & Distributors .......... 52,044,096 — — 52,044,096
Short Term Investments ................... 17,375,015 — — 17,375,015
Total Investments in Securities ........... $961,858,202 $45,956,255
i
$— $1,007,814,457
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 10,598,074 — — 10,598,074
Automobile Components ................. 1,695,240 — — 1,695,240
Beverages ........................... 1,973,400 — — 1,973,400
Biotechnology ......................... 10,889,749 — — 10,889,749
Building Products ...................... 6,898,940 — — 6,898,940
Capital Markets ........................ 26,164,349 — — 26,164,349
Chemicals ........................... 3,060,720 — — 3,060,720
Commercial Services & Supplies ........... 4,745,583 — — 4,745,583
Communications Equipment .............. 6,088,083 — — 6,088,083
Containers & Packaging ................. 3,635,133 — — 3,635,133
Electrical Equipment .................... 5,777,894 — — 5,777,894
Electronic Equipment, Instruments &
Components .......................... 6,344,389 — — 6,344,389
Energy Equipment & Services ............. 2,336,850 — — 2,336,850
Entertainment ......................... 4,005,168 — — 4,005,168
Financial Services ...................... 4,866,383 — — 4,866,383
Food Products ........................ 5,766,234 — — 5,766,234
Ground Transportation .................. 5,912,073 — — 5,912,073
Health Care Equipment & Supplies ......... 21,880,207 — — 21,880,207
Health Care Providers & Services .......... 2,797,815 — — 2,797,815
Health Care Technology ................. 7,232,961 — — 7,232,961
Hotels, Restaurants & Leisure ............. 16,933,161 — — 16,933,161
Household Durables .................... 2,874,311 — — 2,874,311
Industrial REITs ....................... 2,791,720 — — 2,791,720
Insurance ............................ 3,145,434 — — 3,145,434
Interactive Media & Services .............. 9,337,770 — — 9,337,770
IT Services ........................... 14,058,928 — — 14,058,928
Leisure Products ....................... — — 6,372,647 6,372,647
Life Sciences Tools & Services ............ 23,307,848 — — 23,307,848
Machinery ............................ 6,065,676 — — 6,065,676
Media ............................... 1,376,080 — — 1,376,080
Oil, Gas & Consumable Fuels ............. 11,202,860 — — 11,202,860
Passenger Airlines ..................... 3,096,900 — — 3,096,900
Personal Care Products ................. 4,760,133 — — 4,760,133
Pharmaceuticals ....................... 3,481,936 — — 3,481,936
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 20,967,992 $ — $ — $ 20,967,992
Residential REITs ...................... 3,746,148 — — 3,746,148
Semiconductors & Semiconductor Equipment . 15,087,305 — — 15,087,305
Software ............................. 44,479,021 — — 44,479,021
Specialized REITs ...................... 2,913,875 — — 2,913,875
Specialty Retail ........................ 19,034,653 — — 19,034,653
Textiles, Apparel & Luxury Goods .......... 3,316,246 — — 3,316,246
Trading Companies & Distributors .......... 5,797,304 — — 5,797,304
Convertible Preferred Stocks ................ — — 4,863,761 4,863,761
Warrants ............................... — — —
a
—
Convertible Bonds ....................... — — 195,400 195,400
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 21,478,065 — — 21,478,065
Total Investments in Securities ........... $381,922,611 $— $11,496,183 $393,418,794
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Media ............................... 59,812 — — 59,812
Oil, Gas & Consumable Fuels ............. 3,168 2,390,284 — 2,393,452
Management Investment Companies ......... — 11,152,039 — 11,152,039
Convertible Bonds ....................... — 726 — 726
Corporate Bonds :
Aerospace & Defense ................... — 2,553,549 — 2,553,549
Air Freight & Logistics ................... — 762,812 — 762,812
Automobile Components ................. — 2,684,199 — 2,684,199
Automobiles .......................... — 684,916 — 684,916
Banks ............................... — 17,676,644 — 17,676,644
Beverages ........................... — 1,568,365 — 1,568,365
Biotechnology ......................... — 1,643,454 — 1,643,454
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 2,310,481 — 2,310,481
Capital Markets ........................ — 6,450,369 — 6,450,369
Chemicals ........................... — 5,022,338 — 5,022,338
Commercial Services & Supplies ........... — 2,078,032 — 2,078,032
Construction & Engineering ............... — 698,994 — 698,994
Construction Materials .................. — 702,321 — 702,321
Consumer Finance ..................... — 1,769,279 — 1,769,279
Consumer Staples Distribution & Retail ...... — 982,521 — 982,521
Containers & Packaging ................. — 4,341,547 — 4,341,547
Distributors ........................... — 504,665 — 504,665
Diversified Consumer Services ............ — 728,832 — 728,832
Diversified REITs ...................... — 1,327,067 — 1,327,067
Diversified Telecommunication Services ..... — 3,476,638 — 3,476,638
Electric Utilities ........................ — 5,854,759 — 5,854,759
Electrical Equipment .................... — 972,815 — 972,815
Electronic Equipment, Instruments &
Components .......................... — 1,515,518 — 1,515,518
Energy Equipment & Services ............. — 371,840 — 371,840
Entertainment ......................... — 1,880,301 — 1,880,301
Financial Services ...................... — 1,106,421 — 1,106,421
Food Products ........................ — 2,356,166 — 2,356,166
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Gas Utilities .......................... $ — $ 185,744 $ — $ 185,744
Ground Transportation .................. — 1,719,599 — 1,719,599
Health Care Equipment & Supplies ......... — 1,742,825 — 1,742,825
Health Care Providers & Services .......... — 6,428,588 — 6,428,588
Health Care REITs ..................... — 498,296 — 498,296
Health Care Technology ................. — 784,015 — 784,015
Hotel & Resort REITs ................... — 340,430 — 340,430
Hotels, Restaurants & Leisure ............. — 3,502,360 — 3,502,360
Household Durables .................... — 326,675 — 326,675
Household Products .................... — 733,184 — 733,184
Independent Power and Renewable Electricity
Producers ............................ — 3,660,516 — 3,660,516
Insurance ............................ — 3,680,914 — 3,680,914
Interactive Media & Services .............. — 1,404,700 — 1,404,700
IT Services ........................... — 3,747,668 — 3,747,668
Life Sciences Tools & Services ............ — 584,559 — 584,559
Machinery ............................ — 1,340,915 — 1,340,915
Media ............................... — 4,317,379 — 4,317,379
Metals & Mining ....................... — 2,616,896 — 2,616,896
Mortgage Real Estate Investment Trusts
(REITs) .............................. — 890,005 — 890,005
Multi-Utilities .......................... — 1,610,017 — 1,610,017
Oil, Gas & Consumable Fuels ............. — 15,807,659 — 15,807,659
Paper & Forest Products ................. — 883,566 — 883,566
Passenger Airlines ..................... — 1,455,658 — 1,455,658
Personal Care Products ................. — 3,637,476 — 3,637,476
Pharmaceuticals ....................... — 3,144,985 — 3,144,985
Real Estate Management & Development .... — 398,374 — 398,374
Residential REITs ...................... — 403,892 — 403,892
Software ............................. — 419,181 — 419,181
Specialized REITs ...................... — 783,155 — 783,155
Specialty Retail ........................ — 519,756 — 519,756
Technology Hardware, Storage & Peripherals . — 160,722 — 160,722
Textiles, Apparel & Luxury Goods .......... — 477,135 — 477,135
Tobacco ............................. — 2,074,585 — 2,074,585
Trading Companies & Distributors .......... — 1,928,583 — 1,928,583
Transportation Infrastructure .............. — 115,592 — 115,592
Wireless Telecommunication Services ....... — 1,468,819 — 1,468,819
Marketplace Loans ....................... — — 4,292,551 4,292,551
Foreign Government and Agency Securities .... — 5,442,471 — 5,442,471
U.S. Government and Agency Securities ....... — 63,622,307 — 63,622,307
Asset-Backed Securities ................... — 12,779,456 — 12,779,456
Commercial Mortgage-Backed Securities ...... — 1,534,558 — 1,534,558
Mortgage-Backed Securities ................ — 19,973,857 — 19,973,857
Residential Mortgage-Backed Securities ....... — 9,055,421 — 9,055,421
Escrows and Litigation Trusts ............... — 18,225 —
a
18,225
Short Term Investments ................... 5,779,225 — — 5,779,225
Total Investments in Securities ........... $5,842,205 $271,788,610 $4,292,551 $281,923,366
Other Financial Instruments:
Forward exchange contracts ............... $— $13,578 $— $13,578
Swap contracts ......................... — 59,561 — 59,561
Total Other Financial Instruments ......... $— $73,139 $— $73,139
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $89,765 $— $89,765
Swap contracts .......................... — 288,887 — 288,887
Futures contracts ........................ 261,744 — — 261,744
Total Other Financial Instruments ......... $261,744 $378,652 $— $640,396
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
f
Corporate Bonds ........................ — 6,356,615 — 6,356,615
Foreign Government and Agency Securities .... — 10,623,128 — 10,623,128
U.S. Government and Agency Securities ....... — 80,686,235 — 80,686,235
Mortgage-Backed Securities ................ — 410,620,910 — 410,620,910
Short Term Investments ................... — 35,473,899 — 35,473,899
Total Investments in Securities ........... $— $543,760,787 $— $543,760,787
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 101,209,281 — — 101,209,281
Investments in Underlying Funds and Exchange
Traded Funds ........................... 48,869,705 — — 48,869,705
Short Term Investments ................... 3,814,577 — — 3,814,577
Total Investments in Securities ........... $153,893,563 $— $— $153,893,563
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $— $986 $— $986
..............................................................
Total Other Financial Instruments ......... $— $986 $— $986
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 4,178,662 $ — $ — $ 4,178,662
Cambodia ............................ — 523,763 — 523,763
Chile ................................ 2,078,637 — — 2,078,637
China ............................... 6,221,360 56,547,687 — 62,769,047
Hong Kong ........................... — 4,254,337 — 4,254,337
Hungary ............................. 2,886,760 — — 2,886,760
India ................................ — 30,925,875 — 30,925,875
Indonesia ............................ — 1,794,821 — 1,794,821
Mexico .............................. 4,655,646 — — 4,655,646
Peru ................................ 1,011,441 — — 1,011,441
Philippines ............................ — 982,563 — 982,563
Russia ............................... — — —
j
—
South Africa ........................... 1,766,629 — — 1,766,629
South Korea .......................... — 47,048,666 — 47,048,666
Switzerland ........................... — 1,078,768 — 1,078,768
Taiwan ............................... — 34,407,003 — 34,407,003
Thailand ............................. — 5,802,472 — 5,802,472
United Arab Emirates .................... — 1,276,694 — 1,276,694
United Kingdom ........................ — 2,946,793 — 2,946,793
United States .......................... 7,755,135 — — 7,755,135
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Preferred Stocks ........................ $ 16,497,690 $ — $ — $ 16,497,690
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,222,373 — — 5,222,373
Total Investments in Securities ........... $52,274,333 $187,589,442
k
$— $239,863,775
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 33,496,738 $ — $ 33,496,738
Automobile Components ................. — 46,952,362 — 46,952,362
Automobiles .......................... — 23,409,151 — 23,409,151
Banks ............................... 19,531,608 142,791,741 — 162,323,349
Broadline Retail ....................... — 45,921,051 — 45,921,051
Chemicals ........................... — 15,091,710 — 15,091,710
Construction Materials .................. — 16,702,350 — 16,702,350
Containers & Packaging ................. — 12,032,894 — 12,032,894
Energy Equipment & Services ............. — 18,007,560 — 18,007,560
Financial Services ...................... — 13,868,973 — 13,868,973
Household Durables .................... — 34,776,475 — 34,776,475
Industrial Conglomerates ................ — 12,505,961 — 12,505,961
Insurance ............................ — 24,540,393 — 24,540,393
Media ............................... — 6,253,378 — 6,253,378
Metals & Mining ....................... 10,879,535 12,604,365 — 23,483,900
Oil, Gas & Consumable Fuels ............. — 105,078,474 — 105,078,474
Pharmaceuticals ....................... — 39,608,182 — 39,608,182
Professional Services ................... — 16,792,654 — 16,792,654
Semiconductors & Semiconductor Equipment . 14,607,355 48,126,876 — 62,734,231
Technology Hardware, Storage & Peripherals . — 41,644,857 — 41,644,857
Tobacco ............................. — 17,239,247 — 17,239,247
Short Term Investments ................... 75,396,342 — — 75,396,342
Total Investments in Securities ........... $120,414,840 $727,445,392
l
$— $847,860,232
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,137,292,944 $ — $ 1,137,292,944
U.S. Government and Agency Securities ....... — 201,978,701 — 201,978,701
Options purchased ....................... — 292,238 — 292,238
Short Term Investments ..................... 83,967,005 69,595,746 — 153,562,751
Total Investments in Securities ........... $83,967,005 $1,409,159,629 $— $1,493,126,634
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,004,745 $ — $ 3,004,745
Total Other Financial Instruments ......... $— $3,004,745 $— $3,004,745
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 352,454 $ — $ 352,454
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Liabilities:
Forward exchange contracts ................ $ — $ 13,978,602 $ — $ 13,978,602
Swap contracts .......................... — 9,409,853 — 9,409,853
Total Other Financial Instruments ......... $— $23,740,909 $— $23,740,909
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 26,069,762 $ — $ 26,069,762
Automobile Components ................. 5,376,052 8,512,464 — 13,888,516
Automobiles .......................... — 4,957,772 — 4,957,772
Banks ............................... 6,127,972 5,492,699 — 11,620,671
Beverages ........................... — 12,234,567 — 12,234,567
Broadline Retail ....................... 6,895,624 — — 6,895,624
Chemicals ........................... 9,571,826 — — 9,571,826
Consumer Staples Distribution & Retail ...... 11,887,051 — — 11,887,051
Electrical Equipment .................... — 4,286,536 — 4,286,536
Entertainment ......................... 7,288,908 — — 7,288,908
Financial Services ...................... 5,079,142 — — 5,079,142
Food Products ........................ — 7,540,094 — 7,540,094
Ground Transportation .................. 8,419,082 — — 8,419,082
Health Care Equipment & Supplies ......... 8,494,616 — — 8,494,616
Health Care Providers & Services .......... 12,680,398 6,687,257 — 19,367,655
Hotels, Restaurants & Leisure ............. 12,566,675 3,973,902 — 16,540,577
Household Durables .................... — 6,451,492 — 6,451,492
Industrial Conglomerates ................ 3,636,607 2,844,432 — 6,481,039
Insurance ............................ — 5,090,326 — 5,090,326
Interactive Media & Services .............. 13,045,957 — — 13,045,957
IT Services ........................... 5,621,142 — — 5,621,142
Leisure Products ....................... 3,470,056 — — 3,470,056
Life Sciences Tools & Services ............ 6,211,903 — — 6,211,903
Machinery ............................ — 4,895,642 — 4,895,642
Media ............................... 9,080,699 — — 9,080,699
Oil, Gas & Consumable Fuels ............. — 22,080,458 — 22,080,458
Personal Care Products ................. — 9,034,819 — 9,034,819
Pharmaceuticals ....................... 8,239,175 7,355,600 — 15,594,775
Professional Services ................... — 3,999,442 — 3,999,442
Semiconductors & Semiconductor Equipment . 14,915,929 6,192,625 — 21,108,554
Software ............................. 3,306,218 3,710,410 — 7,016,628
Specialty Retail ........................ 8,938,128 5,694,265 — 14,632,393
Technology Hardware, Storage & Peripherals . — 10,054,249 — 10,054,249
Short Term Investments ................... — 17,000,000 — 17,000,000
Total Investments in Securities ........... $170,853,160 $184,158,813
m
$— $355,011,973
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $88,944,539, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $3,018,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $33,927,171, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $258,904, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
f
For detailed categories, see the accompanying Schedule of Investments.
g
Includes foreign securities valued at $173,460,113, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $123,375,750, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $45,956,255, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at September 30, 2023.
k
Includes foreign securities valued at $187,589,442, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $727,445,392, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $167,158,813, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2023, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 7,201,036 $ — $ — $ — $ — $ — $ — $ (828,389) $ 6,372,647 $ (828,389)
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... 679,820 — — — — — — 184,542 864,362 184,542
Software .......... 3,620,472 — — — — — — 378,927 3,999,399 378,927
Warrants :
Software .......... 1,365 6
c
— — — — — (1,371) —
c
(1,371)
Convertible Bonds :
Software .......... — 195,400 — — — — — — 195,400 —
Corporate Bonds :
Software .......... — 64,369 — — — — — 6 64,375 6
Total Investments in
Securities ............ $11,502,693 $259,775 $— $— $— $— $— $(266,285) $11,496,183 $(266,285)
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 6,941,352 10,829 (2,660,854) — — — (84,648) 85,872 4,292,551 (179,868)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $6,941,352 $10,829 $(2,660,854) $— $— $— $(84,648) $85,872 $4,292,551 $(179,868)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2023, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
6,372,647 Market comparables Discount for lack of
marketability
9.9% Decrease
EV / revenue multiple 4.5x Increase
All Other Investments
.............
5,123,536
c,d
Total
..........................
$11,496,183
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
..............
$4,292,551 Discounted cash flow Loss-adjusted
discount rate
1.3% - 18.2%
(8.4%)
Decrease
Projected loss rate 0.9% - 63.2%
(20.2%)
Decrease
All other investments
.............
—
d
Total
..........................
$4,292,551
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Cu r rency
AED
Emirati Dirham
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
MBS
Mortgage-Backed Security
NYRS
New York Registry Shares
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TIPS
Treasury Inflation Protected Securities
T-Note
Treasury Note
VIX
Market Volatility Index
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.